UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05576
Name of Fund:
BlackRock Global Allocation Fund, Inc.
Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Global Allocation Fund, Inc.
Institutional Shares | MALOX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.85%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	7.14%	21.30%	6.68%	5.43%
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%
The Reference Benchmark is comprised of the returns of the the S&P 500® Index (36%), FTSE World (ex U.S.) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Institutional Shares | MALOX
Semi-Annual Shareholder Report — October 31, 2024
MALOX-10/24-SAR

BlackRock Global Allocation Fund, Inc.
Investor A Shares | MDLOX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$57	1.09%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.02%	20.97%	6.41%	5.14%
Investor A Shares (with sales charge)	1.40	14.62	5.27	4.58
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.
The Reference Benchmark is comprised of the returns of the the S&P 500® Index (36%), FTSE World (ex U.S.) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Investor A Shares | MDLOX
Semi-Annual Shareholder Report — October 31, 2024
MDLOX-10/24-SAR

BlackRock Global Allocation Fund, Inc.
Investor C Shares | MCLOX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$98	1.88%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	6.63%	20.09%	5.59%	4.51%
Investor C Shares (with sales charge)	5.63	19.09	5.59	4.51
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%
Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.
The Reference Benchmark is comprised of the returns of the the S&P 500® Index (36%), FTSE World (ex U.S.) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Investor C Shares | MCLOX
Semi-Annual Shareholder Report — October 31, 2024
MCLOX-10/24-SAR

BlackRock Global Allocation Fund, Inc.
Class K Shares | MKLOX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$39	0.75%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	7.19%	21.36%	6.77%	5.50%
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%
The Reference Benchmark is comprised of the returns of the the S&P 500® Index (36%), FTSE World (ex U.S.) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%).
Performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Class K Shares | MKLOX
Semi-Annual Shareholder Report — October 31, 2024
MKLOX-10/24-SAR

BlackRock Global Allocation Fund, Inc.
Class R Shares | MRLOX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock Global Allocation Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$76	1.45%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	6.83%	20.53%	6.03%	4.78%
FTSE World Index	11.03	33.62	12.17	10.00
Reference Benchmark	7.89	22.06	6.57	6.24
Key Fund statistics
Net Assets	$16,718,314,856
Number of Portfolio Holdings	2,667
Portfolio Turnover Rate	61%
Average annual total returns reflect reductions for distribution and service fees.
The Reference Benchmark is comprised of the returns of the the S&P 500® Index (36%), FTSE World (ex U.S.) Index (24%), ICE BofA Current 5-Year U.S. Treasury Index (24%) and FTSE Non-U.S. Dollar World Government Bond Index (16%).
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Ten largest holdings (equity investments)
Security	Percent of Total Investments(a)
Microsoft Corp.	2.7%
NVIDIA Corp.	2.5%
Apple, Inc.	2.1%
Amazon.com, Inc.	1.9%
Alphabet, Inc.	1.6%
Meta Platforms, Inc.	1.0%
Mastercard, Inc.	0.9%
UnitedHealth Group, Inc.	0.9%
JPMorgan Chase & Co.	0.9%
Progressive Corp.	0.8%
Geographic allocation
	Percent of Total Investments(b)
Country/Geographic Region	Long	Short		Total
United States	62.9%	1.9%		64.8%
United Kingdom	5.1%	0.1%		5.2%
Japan	3.2%	0.5%		3.7%
France	2.9%	0.1%		3.0%
Canada	1.8%	0.1%		1.9%
Italy	1.8%	0.1%		1.9%
China	1.5%	0.3%		1.8%
Spain	1.8%	—	%(c)	1.8%
Netherlands	1.7%	—	%(c)	1.7%
Germany	1.6%	—	%(c)	1.6%
Other#	11.8%	0.8%		12.6%
	96.1	3.9		100.0
(a)	Excludes short-term securities, short investments and options, if any.
(b)	Includes the gross market values of long and short securities of the underlying derivative contracts and excludes short-term securities and options, if any.
(c)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited, ICE Data Indices, LLC, S&P Dow Jones Indices, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock Global Allocation Fund, Inc.
Class R Shares | MRLOX
Semi-Annual Shareholder Report — October 31, 2024
MRLOX-10/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Global Allocation Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.
BlackRock Global Allocation Fund, Inc.
Derivative Financial Instruments

Consolidated Schedule of Investments (unaudited)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Cayman Islands(a)(b) — 0.3%
AMMC CLO Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.71%), 6.34%, 04/25/31	USD	375	$ 375,598
Anchorage Capital CLO Ltd.
Series 2015-7A, Class AR3, (3-mo. CME Term SOFR + 1.56%), 6.18%, 04/28/37		250	251,255
Series 2019-11A, Class C1R2, (3-mo. CME Term SOFR + 2.40%), 7.03%, 07/22/37		730	734,162
Apidos CLO XX, Series 2015-20A, Class A2RR, (3-mo. CME Term SOFR + 1.81%), 6.46%, 07/16/31		400	400,250
Apidos CLO XXII, Series 2015-7A, Class A2, (3- mo. CME Term SOFR + 1.76%), 6.38%, 04/20/31		500	501,487
Apidos CLO XXIII, Series 2015-23A, Class B1R, (3-mo. CME Term SOFR + 1.86%), 6.52%, 04/15/33		250	250,082
ARES LII CLO Ltd., Series 2019-52A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.34%, 04/22/31		250	250,607
Assurant CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.03%, 10/20/34		720	720,998
Assurant CLO IV Ltd., Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.28%, 04/20/30		500	500,345
Bain Capital Credit CLO Ltd., Series 2021-4A, Class BR, 10/20/34(c)		500	500,000
Battalion CLO VIII Ltd., Series 2015-8A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.96%, 07/18/30		209	209,895
Battalion CLO X Ltd., Series 2016-10A, Class A2R2, (3-mo. CME Term SOFR + 1.81%), 6.45%, 01/25/35		1,465	1,456,312
Battalion CLO XI Ltd., Series 2017-11A, Class BR, (3-mo. CME Term SOFR + 1.98%), 6.62%, 04/24/34		712	709,818
Battalion CLO XX Ltd., Series 2021-20A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.10%, 07/15/34		1,848	1,848,298
Benefit Street Partners CLO Ltd., Series 2015- 6BR, Class A, (3-mo. CME Term SOFR + 1.45%), 6.07%, 07/20/34		250	250,171
BlueMountain CLO Ltd.
Series 2013-2A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.49%, 10/22/30		500	500,766
Series 2014-2A, Class BR2, (3-mo. CME Term SOFR + 2.01%), 6.63%, 10/20/30		465	465,017
BlueMountain CLO XXII Ltd., Series 2018-22A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.42%, 07/15/31		1,495	1,496,635
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.64%, 07/25/34		625	626,014
Canyon Capital CLO Ltd., Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.82%, 07/15/31		250	250,368
Cbam Ltd., Series 2018-7A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.98%, 07/20/31		178	178,508
Security		Par (000)	Value
Cayman Islands (continued)
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3-mo. CME Term SOFR + 1.36%), 6.01%, 07/17/31	USD	183	$ 183,562
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.67%, 05/29/32		250	250,050
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 6.47%, 04/15/30		1,143	1,143,711
CIFC Funding Ltd.
Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.66%, 07/16/30		250	250,608
Series 2013-4A, Class BRR, (3-mo. CME Term SOFR + 1.86%), 6.48%, 04/27/31		450	450,422
Series 2015-3A, Class BR, (3-mo. CME Term SOFR + 1.41%), 6.03%, 04/19/29		712	712,364
Series 2020-1A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/36		2,475	2,476,729
Dryden CLO Ltd.
Series 2018-55A, Class A1, (3-mo. CME Term SOFR + 1.28%), 5.94%, 04/15/31		164	163,971
Series 2018-65A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.49%, 07/18/30		250	250,142
Elmwood CLO II Ltd.
Series 2019-2A, Class A1RR, 10/20/37(c)		400	399,500
Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.03%, 04/20/34		650	650,113
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.53%, 04/20/34		975	976,035
Series 2019-2A, Class BRR, 10/20/37(c)		975	973,171
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, (3-mo. CME Term SOFR + 1.23%), 5.89%, 10/15/30		173	173,265
Galaxy XXVII CLO Ltd., Series 2018-28A, Class A1, (3-mo. CME Term SOFR + 1.36%), 6.02%, 07/15/31		104	103,630
GoldenTree Loan Management U.S. CLO Ltd., Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 6.43%, 04/20/30		250	250,362
Greywolf CLO III Ltd., Series 2020-3RA, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.18%, 04/15/33		500	500,000
HPS Loan Management Ltd., Series 6A-2015, Class A1R, (3-mo. CME Term SOFR + 1.26%), 6.50%, 02/05/31		153	153,080
KKR CLO Ltd., Series 17, Class AR, (3-mo. CME Term SOFR + 1.34%), 6.00%, 04/15/34		500	501,050
Madison Park Funding XLII Ltd., Series 13A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.39%, 11/21/30		600	600,064
Madison Park Funding XXXI Ltd., Series 2018-31A, Class B1R, (3-mo. CME Term SOFR + 1.80%), 6.43%, 07/23/37		250	250,595
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.48%, 10/20/30		250	250,185
Neuberger Berman CLO XIV Ltd., Series 2012- 14A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 5.91%, 01/28/30		94	94,311
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/34		250	250,265

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Cayman Islands (continued)
Neuberger Berman Loan Advisers CLO Ltd., Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 01/20/36	USD	250	$ 250,202
Oaktree CLO Ltd., Series 2024-27A, Class D1, (3-mo. CME Term SOFR + 3.00%), 7.78%, 10/22/37		1,000	1,008,740
OCP CLO Ltd.
Series 2014-5A, Class A2R, (3-mo. CME Term SOFR + 1.66%), 6.28%, 04/26/31		450	450,501
Series 2014-7A, Class A2RR, (3-mo. CME Term SOFR + 1.91%), 6.53%, 07/20/29		250	250,336
Series 2020-19A, Class BR, (3-mo. CME Term SOFR + 1.96%), 6.58%, 10/20/34		500	500,806
Octagon Investment Partners Ltd.
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.84%), 6.47%, 07/25/30		250	250,106
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/36		800	797,529
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A2R, (3-mo. CME Term SOFR + 1.61%), 6.23%, 07/19/30		487	488,187
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R2, (3-mo. CME Term SOFR + 1.36%), 5.99%, 01/25/31		300	301,209
OHA Credit Funding Ltd.
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.53%, 07/02/35		937	937,837
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.92%, 02/24/37		250	250,288
OHA Loan Funding Ltd.
Series 2013-2A, Class AR, (3-mo. CME Term SOFR + 1.30%), 6.40%, 05/23/31		413	413,780
Series 2016-1A, Class B1R2, (3-mo. CME Term SOFR + 1.70%), 6.32%, 07/20/37		250	251,110
Palmer Square CLO Ltd.
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 6.41%, 10/17/31		250	250,884
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 7.09%, 05/21/34		500	499,975
Park Avenue Institutional Advisers CLO Ltd.
Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.46%), 6.56%, 08/23/31		225	225,542
Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 1.81%), 6.93%, 02/14/34		500	498,263
Pikes Peak CLO
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.44%), 6.08%, 07/24/31		251	251,730
Series 2021-8A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/20/34		600	601,487
Recette CLO Ltd., Series 2015-1A, Class BRR, (3-mo. CME Term SOFR + 1.66%), 6.28%, 04/20/34		250	250,081
Regatta VII Funding Ltd., Series 2016-1A, Class A1R2, (3-mo. CME Term SOFR + 1.41%), 6.23%, 06/20/34		450	451,013
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 6.37%, 01/15/34		350	350,079
Rockford Tower CLO Ltd.
Series 2017-1A, Class BR2A, (3-mo. CME Term SOFR + 1.91%), 6.53%, 04/20/34		500	499,274
Security		Par (000)	Value
Cayman Islands (continued)
Rockford Tower CLO Ltd. (continued)
Series 2017-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.42%, 10/15/29	USD	500	$ 499,971
Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 6.49%, 05/20/31		147	146,965
Romark CLO II Ltd., Series 2018-2A, Class A1R, (3-mo. CME Term SOFR + 1.14%), 5.77%, 07/25/31		196	195,826
RR Ltd., Series 2024-28R, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.21%, 04/15/37		5,718	5,733,094
RRX Ltd., Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 6.72%, 07/15/34		350	351,517
Signal Peak CLO Ltd.
Series 2018-5A, Class A1R, (3-mo. CME Term SOFR + 1.55%), 6.18%, 04/25/37		300	300,798
Series 2020-8A, Class A, (3-mo. CME Term SOFR + 1.53%), 6.15%, 04/20/33		250	250,000
Series 2020-8A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 04/20/33		300	300,000
TICP CLO VI Ltd.
Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.04%, 01/15/34		500	501,221
Series 2016-6A, Class BR2, (3-mo. CME Term SOFR + 1.76%), 6.42%, 01/15/34		500	500,359
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/34		700	699,396
Trimaran CAVU Ltd., Series 2019-1A, Class B, (3-mo. CME Term SOFR + 2.46%), 7.08%, 07/20/32		500	501,002
Trinitas CLO XIV Ltd.
Series 2020-14A, Class BR, (3-mo. CME Term SOFR + 1.95%), 6.58%, 01/25/34		1,070	1,068,597
Series 2020-14A, Class CR, (3-mo. CME Term SOFR + 2.40%), 7.03%, 01/25/34		940	941,442
Voya CLO Ltd.
Series 2013-3A, Class A1RR, (3-mo. CME Term SOFR + 1.41%), 6.04%, 10/18/31		143	143,419
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/34		250	250,373
Series 2018-3A, Class A1R2, (3-mo. CME Term SOFR + 1.20%), 5.86%, 10/15/31		195	195,532
Whitebox CLO I Ltd., Series 2019-1A, Class BRR, (3-mo. CME Term SOFR + 1.75%), 6.38%, 07/24/36		1,200	1,200,196
Whitebox CLO II Ltd.
Series 2020-2A, Class A1R, (3-mo. CME Term SOFR + 1.48%), 6.12%, 10/24/34		1,390	1,392,756
Series 2020-2A, Class BR, (3-mo. CME Term SOFR + 2.01%), 6.65%, 10/24/34		726	729,159
			50,414,353
Ireland(a) — 0.3%
AB Carval Euro CLO II-C DAC, Series 2X, Class D, (3-mo. EURIBOR + 3.75%), 7.28%, 02/15/37(d)	EUR	2,350	2,569,802
Arbour CLO VI DAC, Series 6X, Class DR, (3-mo. EURIBOR + 3.20%), 6.37%, 11/15/37(d)		2,720	2,957,934
Arini European CLO IV DAC, Series 4X, Class D, 01/15/38(c)(d)		3,920	4,263,979
Avoca CLO XV DAC, Series 15X, Class B2R, (3- mo. EURIBOR + 1.05%), 4.23%, 04/15/31(d)		134	144,513
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Capital Four CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.25%), 0.00%, 10/25/37(d)	EUR	3,200	$ 3,480,800
CIFC European Funding CLO II DAC, Series 2X, Class B1, (3-mo. EURIBOR + 1.60%), 4.78%, 04/15/33(d)		593	643,727
Contego CLO XI DAC, Series 11X, Class DR, 11/20/38(c)(d)		2,000	2,175,500
Harvest CLO XVIII DAC, Series 18X, Class B, (3- mo. EURIBOR + 1.20%), 4.38%, 10/15/30(d)		662	718,072
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 7.30%, 07/25/37(d)		2,002	2,182,424
Henley CLO XII DAC, Series 12X, Class D, 01/15/38(c)(d)		1,980	2,153,745
Holland Park CLO DAC, Series 1X, Class A1RR, (3-mo. EURIBOR + 0.92%), 4.47%, 11/14/32(d)		375	407,359
Jubilee CLO DAC, Series 2024-29X, Class D, 01/15/39(c)(d)		3,370	3,665,717
OAK Hill European Credit Partners V Designated Activity Co., Series 2016-5A, Class BR, (3-mo. EURIBOR + 1.90%), 5.12%, 01/21/35(b)		590	643,790
Palmer Square European Loan Funding DAC(d)
Series 2024-2X, Class D, (3-mo. EURIBOR + 3.15%), 6.50%, 05/15/34		2,400	2,614,527
Series 2024-3X, Class D, 05/15/34(c)		1,980	2,153,745
Penta CLO DAC, Series 2024-17X, Class D, (3- mo. EURIBOR + 3.25%), 6.81%, 08/15/38(d)		2,210	2,415,686
Prodigy Finance DAC(b)
Series 2021-1A, Class B, (1-mo. Term SOFR + 2.61%), 7.35%, 07/25/51	USD	460	460,695
Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 8.60%, 07/25/51		266	268,813
Series 2021-1A, Class D, (1-mo. Term SOFR + 6.01%), 10.75%, 07/25/51		174	177,603
Providus CLO II DAC, Series 2X, Class DRR, (3- mo. EURIBOR + 3.20%), 6.38%, 10/15/38(d)	EUR	2,160	2,355,849
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 6.41%, 04/20/37(d)		4,300	4,678,058
Tikehau CLO XII DAC, Series 2012X, Class D, (3-mo. EURIBOR + 3.25%), 6.62%, 10/20/38(d)		3,828	4,182,565
			45,314,903
United Kingdom — 0.0%
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	1,971	2,626,605
Zilch Finance Ltd., Series 3, 8.95%, 10/26/27		6,370	8,213,801
			10,840,406
United States — 1.2%
AccessLex Institute, Series 2007-A, Class A3, (3- mo. CME Term SOFR + 0.56%), 5.63%, 05/25/36(a)	USD	1,026	1,006,817
AIMCO CLO, Series 2018-AA, Class B, (3-mo. CME Term SOFR + 1.66%), 6.31%, 04/17/31(a)(b)		466	467,137
Apidos CLO XV, Series 2013-15A, Class A1RR, (3-mo. CME Term SOFR + 1.27%), 5.89%, 04/20/31(a)(b)		779	780,715
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17%, 09/17/31(b)		730	721,984
Clear Creek CLO, Series 2015-1A, Class AR, (3- mo. CME Term SOFR + 1.46%), 6.08%, 10/20/30(a)(b)		27	26,652
Security		Par (000)	Value
United States (continued)
College Avenue Student Loans LLC, Series 2021-B, Class D, 3.78%, 06/25/52(b)	USD	162	$ 146,129
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		3,369	3,368,858
Cook Park CLO Ltd., Series 2018-1A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.31%, 04/17/30(a)(b)		1,148	1,150,395
GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.35%, 10/20/46(b)		14,223	14,222,639
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.10%, 05/20/48(b)		3,111	2,454,323
GreenSky Home Improvement Trust(b)
Series 2024-1, Class A4, 5.67%, 06/25/59		12,303	12,412,475
Series 2024-1, Class B, 5.87%, 06/25/59		997	1,010,007
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 6.29%, 05/20/32(a)(b)		5,554	5,563,726
Lendmark Funding Trust, Series 2021-2A, Class D, 4.46%, 04/20/32(b)		2,210	1,928,397
Mariner Finance Issuance Trust(b)
Series 2020-AA, Class A, 2.19%, 08/21/34		77	76,801
Series 2024-A, Class A, 5.13%, 09/22/36		5,203	5,223,817
Series 2024-A, Class D, 6.77%, 09/22/36		861	870,941
Navient Private Education Refi Loan Trust(b)
Series 2021-DA, Class A, (Prime - 1.99%), 6.01%, 04/15/60(a)		7,444	7,362,204
Series 2021-DA, Class B, 2.61%, 04/15/60		1,608	1,398,742
Series 2021-DA, Class C, 3.48%, 04/15/60		7,450	6,819,591
Series 2021-DA, Class D, 4.00%, 04/15/60		2,370	2,146,593
Series 2024-A, Class A, 5.66%, 10/15/72		14,892	15,132,678
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		6,030	5,089,737
Series 2021-BA, Class C, 3.57%, 04/20/62		6,450	5,598,549
Series 2021-CA, Class C, 3.36%, 04/20/62		850	702,260
Pagaya AI Debt Selection Trust, Series 2021-2, Class A, 3.00%, 01/25/29(b)		1,131	1,114,515
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class A2R, (3-mo. CME Term SOFR + 2.06%), 7.16%, 08/23/31(a)(b)		611	611,328
PFS Financing Corp., Series 2022-E, Class E, 5.54%, 10/16/28(b)		10,000	10,000,000
Progress Residential, Series 2021-SFR3, Class F, 3.44%, 05/17/26(b)		2,736	2,641,859
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(e)		27,070	25,277,966
Republic Finance Issuance Trust, Series 2024-A, Class A, 5.91%, 08/20/32(b)		8,036	8,077,340
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)		946	935,031
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1-mo. Term SOFR + 4.86%), 9.67%, 10/15/41(a)(b)		9,941	10,406,695
SMB Private Education Loan Trust(b)
Series 2021-A, Class C, 2.99%, 01/15/53		8,716	7,458,080
Series 2021-C, Class B, 2.30%, 01/15/53		1,306	1,244,268
Series 2021-C, Class C, 3.00%, 01/15/53		778	675,674
Series 2021-C, Class D, 3.93%, 01/15/53		249	221,325
SoFi Personal Loan Term(b)
Series 2023-1, Class A, 6.00%, 11/12/30		8,813	8,911,798
Series 2023-1, Class R1, 1.00%, 11/12/30		163	7,967,742

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
SoFi Personal Loan Term(b) (continued)
Series 2024-1, Class A, 6.06%, 02/12/31	USD	9,463	$ 9,564,175
Series 2024-1, Class R1, 0.00%, 02/12/31		148	5,366,745
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(b)		5,216	5,269,643
			201,426,351
Total Asset-Backed Securities — 1.8% (Cost: $317,090,107)			307,996,013

	Shares
Common Stocks
Australia — 0.6%
BHP Group Ltd., Class DI	554,113	15,394,680
Brambles Ltd.	173,487	2,088,786
Coles Group Ltd.	569,773	6,576,031
Glencore PLC	8,893,889	46,645,232
Macquarie Group Ltd.	50,233	7,602,578
Medibank Pvt Ltd.	1,407,551	3,308,001
Quintis HoldCo. Pty. Ltd.(e)(f)	43,735,802	288
Rio Tinto Ltd.	49,830	3,912,528
Steadfast Group Ltd.	545,891	1,966,002
Woolworths Group Ltd.	389,475	7,638,852
		95,132,978
Belgium — 0.0%
Syensqo SA	44,112	3,421,999
Brazil — 0.3%
Ambev SA	2,134,106	4,666,246
B3 SA - Brasil Bolsa Balcao	6,512,987	11,964,905
Banco do Brasil SA	1,344,327	6,122,944
BB Seguridade Participacoes SA	429,303	2,544,969
Magazine Luiza SA(g)	3,030,089	4,958,509
MercadoLibre, Inc.(g)	976	1,988,288
Ultrapar Participacoes SA	878,710	3,175,328
XP, Inc., Class A	270,843	4,728,919
		40,150,108
Cambodia — 0.0%
NagaCorp Ltd.(g)(h)	970,000	398,888
Canada — 1.5%
Algoma Steel Group, Inc.	547,037	5,661,833
Alimentation Couche-Tard, Inc.	30,686	1,600,252
Barrick Gold Corp.	473,814	9,157,421
Cameco Corp.	1,179,302	61,583,150
Canadian Natural Resources Ltd.	243,132	8,268,252
Cenovus Energy, Inc.	127,131	2,044,359
Enbridge, Inc.	1,336,130	53,969,154
Fairfax Financial Holdings Ltd.	9,211	11,446,355
Franco-Nevada Corp.	125,945	16,717,890
Lionsgate Studios Corp.(g)(h)	255,590	1,758,459
Power Corp. of Canada	497,669	15,730,537
Shopify, Inc., Class A(g)	12,319	963,684
Suncor Energy, Inc.	1,062,638	40,113,659
Teck Resources Ltd., Class B	38,969	1,813,058
Thomson Reuters Corp.	25,479	4,170,588
Toronto-Dominion Bank	106,320	5,877,438
		240,876,089
Security	Shares	Value
China — 1.2%
AAC Technologies Holdings, Inc.	116,500	$ 470,544
BeiGene Ltd.(g)	127,700	2,011,218
BYD Co. Ltd., Class H	2,170,500	78,395,431
China Tower Corp. Ltd., Class H(b)	3,534,000	476,846
Contemporary Amperex Technology Co. Ltd., Class A	832,499	28,869,759
CSPC Pharmaceutical Group Ltd.	1,140,000	843,980
Great Wall Motor Co. Ltd., Class A	3,160,541	11,628,028
Great Wall Motor Co. Ltd., Class H	3,722,500	5,919,442
Haidilao International Holding Ltd.(b)	1,471,000	2,966,888
Lenovo Group Ltd.	1,376,000	1,814,443
NetEase, Inc.	451,600	7,265,699
Nongfu Spring Co. Ltd., Class H(b)	1,116,537	4,160,055
Prosus NV	261,280	11,011,611
Tencent Holdings Ltd.	641,406	33,444,249
Weichai Power Co. Ltd., Class A	5,420,200	10,168,090
Weichai Power Co. Ltd., Class H	2,065,000	3,120,342
Xiaomi Corp., Class B(b)(g)	571,000	1,958,471
		204,525,096
Colombia — 0.0%
Bancolombia SA, ADR	15,621	498,466
Czech Republic — 0.0%
Komercni Banka A/S	15,324	529,510
Moneta Money Bank A/S(b)	92,327	460,090
		989,600
Denmark — 0.7%
AP Moller - Maersk A/S, Class B	2,414	3,818,376
Carlsberg A/S, Class B	52,899	5,846,062
DSV A/S	108,389	23,726,942
Genmab A/S(g)	9,434	2,112,813
Novo Nordisk A/S, Class B	564,940	63,366,489
Novonesis (Novozymes) B, Class B	169,180	10,631,567
Vestas Wind Systems A/S(g)	472,337	9,001,481
		118,503,730
Finland — 0.0%
Elisa OYJ	65,817	3,132,885
Sampo OYJ, A Shares	15,268	676,998
		3,809,883
France — 2.0%
Accor SA	722,328	32,769,987
AXA SA	360,520	13,536,547
BNP Paribas SA	30,280	2,067,942
Bouygues SA	47,030	1,511,616
Carrefour SA	461,511	7,329,223
Cie de Saint-Gobain SA	840,381	76,209,867
Dassault Systemes SE	192,867	6,600,904
Edenred SE	147,491	4,770,250
Eiffage SA	35,044	3,261,672
EssilorLuxottica SA	177,833	41,712,132
Hermes International SCA	7,625	17,329,724
La Francaise des Jeux SAEM, Class A(b)	42,152	1,801,797
L’Oreal SA	5,107	1,915,994
LVMH Moet Hennessy Louis Vuitton SE	136,566	90,914,764
Orange SA	884,748	9,719,576
SCOR SE	41,985	903,301
TotalEnergies SE	318,257	19,972,423
		332,327,719
Georgia — 0.0%
Bank of Georgia Group PLC	7,853	421,244
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany — 0.7%
adidas AG, Class N	144,504	$ 34,607,434
Allianz SE, Registered Shares	14,463	4,553,028
CTS Eventim AG & Co. KGaA	18,586	1,951,811
Deutsche Telekom AG, Class N, Registered Shares	445,137	13,458,055
Evonik Industries AG	267,754	5,901,078
Fresenius Medical Care AG	81,550	3,192,272
Heidelberg Materials AG	42,115	4,638,507
Merck KGaA	31,894	5,272,883
MTU Aero Engines AG, Class N	37,187	12,154,239
Northern Data AG(g)(h)	32,079	965,775
Rational AG	4,285	4,196,308
Rheinmetall AG	17,349	8,931,880
RWE AG	430,821	13,962,727
Zalando SE(b)(g)	98,311	2,976,137
		116,762,134
Greece — 0.0%
Athens International Airport SA	103,978	887,851
OPAP SA, Class R	26,346	449,355
		1,337,206
Hong Kong — 0.2%
AIA Group Ltd.	4,167,603	32,892,051
Orient Overseas International Ltd.	183,000	2,494,514
Prudential PLC	456,894	3,803,573
		39,190,138
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	119,078	826,346
OTP Bank Nyrt	28,886	1,438,119
		2,264,465
India — 0.2%
Aditya Birla Capital Ltd.(g)	350,062	844,077
Axis Bank Ltd.	40,862	561,327
Bharat Electronics Ltd.	187,508	632,952
Bharat Petroleum Corp. Ltd.	155,168	572,384
Cipla Ltd.	88,513	1,628,349
Eicher Motors Ltd.	16,370	950,076
GAIL India Ltd.	499,325	1,183,137
Godrej Consumer Products Ltd.	69,892	1,064,931
Hero MotoCorp Ltd.	12,224	722,810
Hindustan Aeronautics Ltd.	46,643	2,347,163
IndusInd Bank Ltd.	75,231	941,182
ITC Ltd.	178,774	1,037,227
JSW Energy Ltd., Class A	78,766	634,955
Kotak Mahindra Bank Ltd.	429,731	8,822,467
Larsen & Toubro Ltd.	15,037	645,940
Maruti Suzuki India Ltd.	5,019	658,755
Reliance Industries Ltd.	54,624	863,713
Think & Learn Private Ltd., Class J-B, (Acquired 12/11/20, Cost: $8,580,000)(e)(i)	5,720	—
UltraTech Cement Ltd.	6,609	867,867
		24,979,312
Indonesia — 0.1%
Astra International Tbk PT	3,722,000	1,208,337
Bank Central Asia Tbk PT	10,297,000	6,724,705
Bank Negara Indonesia Persero Tbk PT	11,139,500	3,715,425
Bank Syariah Indonesia Tbk PT	10,975,300	2,112,117
Security	Shares	Value
Indonesia (continued)
Ciputra Development Tbk PT	10,115,400	$ 863,574
Mitra Adiperkasa Tbk PT	3,058,400	307,303
		14,931,461
Ireland — 0.1%
Kingspan Group PLC	96,492	8,520,910
Italy — 1.3%
BPER Banca SpA	224,299	1,365,666
Coca-Cola HBC AG, Class DI	26,980	944,113
Ferrari NV	42,008	20,053,322
FinecoBank Banca Fineco SpA	64,547	1,030,437
Intesa Sanpaolo SpA	25,049,249	107,211,001
Mediobanca Banca di Credito Finanziario SpA	530,712	8,755,299
Snam SpA	248,904	1,195,711
UniCredit SpA	1,819,292	80,483,980
Wizz Air Holdings PLC(b)(g)	35,546	633,262
		221,672,791
Japan — 3.2%
Asahi Intecc Co. Ltd.	61,100	979,044
Dai-ichi Life Holdings, Inc.	320,000	7,977,697
Daiichi Sankyo Co. Ltd.	582,527	18,960,214
Daikin Industries Ltd.	178,821	21,468,660
Daiwa Securities Group, Inc.	520,400	3,404,603
Ebara Corp.	274,900	4,131,306
Eisai Co. Ltd.	105,800	3,584,516
FANUC Corp.	164,564	4,366,100
FUJIFILM Holdings Corp.	468,009	11,133,146
GMO Payment Gateway, Inc.	9,800	586,992
Hitachi Ltd.	207,700	5,218,433
Hoya Corp.	532,150	71,198,459
Isetan Mitsukoshi Holdings Ltd.	216,800	3,226,030
Ito En Ltd.	111,327	2,439,784
J Front Retailing Co. Ltd.	61,600	654,172
Kakaku.com, Inc.	40,500	621,877
Kansai Paint Co. Ltd.	180,886	2,946,026
Kawasaki Kisen Kaisha Ltd.	400,800	5,536,663
Keyence Corp.	150,019	67,720,574
Kokusai Electric Corp.	218,500	3,984,071
Kuraray Co. Ltd.	95,400	1,292,810
Kyushu Railway Co.	229,000	6,025,106
Makita Corp.	14	457
Mazda Motor Corp.	608,700	4,303,200
MEIJI Holdings Co. Ltd.	62,908	1,469,813
Mitsubishi Chemical Group Corp.	821,200	4,431,267
Mitsubishi Electric Corp.	759,079	13,354,121
Mitsubishi UFJ Financial Group, Inc.	6,779,000	71,452,248
Mitsui & Co. Ltd.	2,605,800	53,126,104
Mitsui OSK Lines Ltd.	232,300	7,908,780
Mizuho Financial Group, Inc.	166,000	3,447,984
Money Forward, Inc.(g)	25,100	818,902
MS&AD Insurance Group Holdings, Inc.	520,700	11,517,535
NET One Systems Co. Ltd.	76,492	1,857,136
Nexon Co. Ltd.	129,700	2,247,953
NIDEC Corp.	457,500	9,113,773
Nintendo Co. Ltd.	24,900	1,315,292
Nippon Paint Holdings Co. Ltd.	608,496	4,657,110
Nippon Yusen KK	177,200	5,932,551
Nomura Research Institute Ltd.	165,530	4,951,565
Panasonic Holdings Corp.	1,231,300	10,133,643
Rakus Co. Ltd.	294,095	3,932,431

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Rakuten Group, Inc.(g)	514,700	$ 3,072,014
Santen Pharmaceutical Co. Ltd.	166,807	1,994,820
Sekisui House Ltd.	123,000	2,970,641
Socionext, Inc.	331,000	6,162,268
Sojitz Corp.	207,600	4,242,664
Sompo Holdings, Inc.	554,500	11,887,969
Sumitomo Mitsui Financial Group, Inc.	113,800	2,414,213
TIS, Inc.	26,500	660,816
Tokyo Electron Ltd.	56,300	8,284,711
TOPPAN Holdings, Inc.	31,600	924,339
Toyo Tire Corp.	73	1,036
Toyota Tsusho Corp.	314,500	5,346,095
Trend Micro, Inc./Japan	133,538	6,987,026
Yamaha Motor Co. Ltd.	893,899	7,813,587
		526,190,347
Jordan — 0.0%
Hikma Pharmaceuticals PLC	102,342	2,451,069
Kazakhstan — 0.0%
Halyk Savings Bank of Kazakhstan JSC, GDR	28,078	519,443
Kaspi.KZ JSC, ADR	11,749	1,294,035
		1,813,478
Macau — 0.0%
Wynn Macau Ltd.	5,923,060	4,674,283
Malaysia — 0.0%
CIMB Group Holdings Bhd	249,900	453,151
Frontken Corp. Bhd.	700,800	608,132
		1,061,283
Mexico — 0.1%
Cemex SAB de CV	9,354,980	4,927,734
Fomento Economico Mexicano SAB de CV	84,540	820,620
Grupo Aeroportuario del Sureste SAB de CV, Class B	66,629	1,782,046
Grupo Financiero Banorte SAB de CV, Class O	1,132,446	7,885,439
Southern Copper Corp.	10,391	1,138,334
Wal-Mart de Mexico SAB de CV	1,534,565	4,219,584
		20,773,757
Netherlands — 0.8%
ABN AMRO Bank NV(b)	145,302	2,401,217
Argenx SE(g)	2,868	1,691,132
ASML Holding NV	142,387	95,845,108
Koninklijke Ahold Delhaize NV	426,698	14,068,104
Koninklijke KPN NV	3,132,668	12,243,360
Koninklijke Vopak NV	70,793	3,263,464
Universal Music Group NV	33,065	832,120
Wolters Kluwer NV, Class C	58,517	9,835,747
		140,180,252
New Zealand — 0.0%
Xero Ltd.(g)	18,652	1,812,145
Norway — 0.1%
DNB Bank ASA	64,569	1,338,061
Equinor ASA	345,164	8,201,855
Telenor ASA	94,149	1,156,300
		10,696,216
Peru — 0.1%
Credicorp Ltd.	40,663	7,487,278
Philippines — 0.0%
Ayala Land, Inc.	1,916,700	1,075,215
Security	Shares	Value
Philippines (continued)
Bloomberry Resorts Corp.(g)	6,247,000	$ 827,773
International Container Terminal Services, Inc.	95,460	650,528
Metropolitan Bank & Trust Co.	463,780	604,510
		3,158,026
Poland — 0.0%
LPP SA	119	433,079
Powszechna Kasa Oszczednosci Bank Polski SA	45,885	637,537
Powszechny Zaklad Ubezpieczen SA	452,727	4,489,784
		5,560,400
Portugal — 0.0%
Jeronimo Martins SGPS SA	41,646	809,519
Romania — 0.0%
Banca Transilvania SA	56,279	347,625
Saudi Arabia — 0.0%
Abdullah Al Othaim Markets Co.	289,421	909,051
Elm Co.	2,653	720,668
Etihad Etisalat Co.	82,871	1,141,013
Riyadh Cables Group Co.	12,856	348,893
Saudi Basic Industries Corp.	30,178	584,163
Saudi National Bank	194,008	1,705,510
Yanbu National Petrochemical Co.	53,597	566,846
		5,976,144
Singapore — 0.0%
Sea Ltd., Class A, ADR(g)	10,054	945,579
STMicroelectronics NV	48,163	1,309,187
UOL Group Ltd.	234,954	949,377
		3,204,143
South Africa — 0.0%
Anglo American PLC	78,727	2,440,570
FirstRand Ltd.	427,159	1,876,806
Kumba Iron Ore Ltd.	58,550	1,102,586
		5,419,962
South Korea — 0.5%
Doosan Enerbility Co. Ltd.(g)	526,124	7,559,321
Fila Holdings Corp.	20,577	593,888
GS Engineering & Construction Corp.(g)	86,904	1,115,764
HD Hyundai Infracore Co. Ltd.	205,048	981,377
HD Hyundai MIPO(g)	18,735	1,481,900
Hyundai Motor Co.	17,792	2,740,508
KakaoBank Corp.	173,374	2,702,959
Krafton, Inc.(g)	13,214	3,159,071
NAVER Corp.	25,891	3,167,033
Samsung Electronics Co. Ltd.	287,240	12,196,493
Samsung Life Insurance Co. Ltd.	39,142	2,864,194
SK Hynix, Inc.	312,154	40,865,273
		79,427,781
Spain — 0.7%
Amadeus IT Group SA	11,066	802,211
Banco Bilbao Vizcaya Argentaria SA	2,049,366	20,400,767
Banco de Sabadell SA	900,284	1,755,899
Banco Santander SA	182,211	890,172
Bankinter SA	268,074	2,187,057
Cellnex Telecom SA(b)	2,166,795	79,577,183
Industria de Diseno Textil SA	110,286	6,287,917
Repsol SA	229,031	2,867,094
		114,768,300
Sweden — 0.2%
Boliden AB	79,340	2,482,083
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Evolution AB(b)	68,214	$ 6,449,416
SSAB AB, A Shares	199,977	962,176
SSAB AB, B Shares	342,163	1,614,045
Telia Co. AB	2,790,522	8,115,756
Trelleborg AB, Class B	81,039	2,695,773
Volta Trucks, Series C, (Acquired 02/22/22, Cost: $3,635,023)(e)(i)	30,817	—
Volvo AB, Class B	627,002	16,331,405
		38,650,654
Switzerland — 0.6%
ABB Ltd., Class N, Registered Shares	196,445	10,916,665
Alcon AG	20,223	1,857,538
Belimo Holding AG, Registered Shares	3,216	2,130,383
Galderma Group AG(g)	316,209	29,590,469
Geberit AG, Class N, Registered Shares	8,757	5,486,157
Julius Baer Group Ltd., Class N	98,227	5,989,054
Kuehne and Nagel International AG, Registered Shares	50,203	12,532,620
Logitech International SA, Class N, Registered Shares	76,141	6,234,558
Novartis AG, Class N, Registered Shares	33,718	3,658,614
SGS SA, Registered Shares	85,293	9,029,691
Sika AG, Registered Shares	23,884	6,652,103
TE Connectivity PLC	9,494	1,399,605
		95,477,457
Taiwan — 1.3%
Acer, Inc.	2,644,793	3,277,355
ASE Technology Holding Co. Ltd.	470,000	2,216,424
ASMedia Technology, Inc.	133,000	6,560,408
Asustek Computer, Inc.	143,000	2,525,080
Chicony Electronics Co. Ltd.	878,610	4,430,911
Compal Electronics, Inc.	4,921,896	5,402,998
Evergreen Marine Corp. Taiwan Ltd.	1,258,000	7,970,825
Fortune Electric Co. Ltd.	129,000	2,159,270
Genius Electronic Optical Co. Ltd.	395,713	5,453,565
Global Unichip Corp.	116,000	4,336,441
MediaTek, Inc.	327,200	12,737,296
Quanta Computer, Inc.	1,093,046	9,926,320
Realtek Semiconductor Corp.	517,208	7,588,715
Taiwan Semiconductor Manufacturing Co. Ltd.	3,854,000	120,859,442
Wan Hai Lines Ltd.	1,942,000	5,141,474
Wistron Corp.	141,000	473,924
Wiwynn Corp.	16,000	909,639
Yang Ming Marine Transport Corp.	2,714,000	5,571,896
		207,541,983
Thailand — 0.0%
Advanced Info Service PCL, Registered Shares	130,700	1,065,121
CP ALL PCL	589,200	1,104,368
True Corp. PCL, NVDR(g)	1,974,800	719,151
		2,888,640
Turkey — 0.0%
Eldorado Gold Corp.(g)	61,209	1,063,201
Turkiye Is Bankasi A/S, Class C	2,135,072	733,949
		1,797,150
United Arab Emirates — 0.0%
Abu Dhabi Commercial Bank PJSC	175,230	425,935
Air Arabia PJSC	690,487	539,942
Aldar Properties PJSC	224,022	464,354
Borouge PLC	1,045,131	725,071
Security	Shares	Value
United Arab Emirates (continued)
Emaar Properties PJSC	755,417	$ 1,786,062
Jawbone Health Hub, Inc., (Acquired 01/24/17, Cost: $0)(e)(i)	1,518,232	15
NMC Health PLC(e)(g)	1,077,976	14
		3,941,393
United Kingdom — 2.4%
Admiral Group PLC	117,353	3,883,275
Auto Trader Group PLC(b)	831,627	8,979,485
BAE Systems PLC	6,438,792	103,776,017
Barclays PLC	2,220,266	6,806,235
British American Tobacco PLC	402,719	14,082,723
Compass Group PLC	1,444,351	46,907,346
Flutter Entertainment PLC(g)	26,469	6,191,961
Genius Sports Ltd.(g)	635,957	4,356,305
Hargreaves Lansdown PLC	319,986	4,490,627
Imperial Brands PLC	43,462	1,311,598
J Sainsbury PLC	1,793,702	6,175,348
Kingfisher PLC	693,000	2,620,789
London Stock Exchange Group PLC	160,555	21,760,958
Marks & Spencer Group PLC	1,004,560	4,874,020
National Grid PLC	4,865,562	61,092,722
NatWest Group PLC	1,240,131	5,876,053
Pearson PLC	184,159	2,704,251
RELX PLC	1,314,366	60,276,417
Rolls-Royce Holdings PLC(g)	1,460,067	10,075,043
Spirax Group PLC	152,024	12,689,509
Standard Chartered PLC	435,921	5,055,108
Tesco PLC	678,812	2,997,411
Teya Services Ltd., (Acquired 11/16/21, Cost: $10,172,087)(e)(i)	5,237	1,544,234
		398,527,435
United States — 46.0%
3M Co.	29,586	3,800,913
Abbott Laboratories	10,538	1,194,693
AbbVie, Inc.	22,431	4,573,008
Adobe, Inc.(g)	210,504	100,637,752
Advanced Micro Devices, Inc.(g)	58,521	8,431,120
AES Corp.	521,565	8,600,607
Albertsons Cos., Inc., Class A	165,999	3,004,582
Alphabet, Inc., Class C(j)	1,516,982	261,967,622
Altair Engineering, Inc., Class A(g)	215,237	22,382,496
Altice USA, Inc., Class A(g)	901,747	2,191,245
Altria Group, Inc.	463,590	25,247,111
Amazon.com, Inc.(g)(j)	1,667,797	310,877,361
AMC Networks, Inc., Class A(g)	90,448	732,629
Amentum Holdings, Inc.(g)	206,830	6,151,124
American Tower Corp.	253,665	54,167,624
American Water Works Co., Inc.	56,648	7,823,655
Amgen, Inc.	28,015	8,969,282
Amphenol Corp., Class A	86,112	5,771,226
Anduril Industries, Inc.(e)	306,011	6,652,679
ANSYS, Inc.(g)	14,130	4,527,393
Aon PLC, Class A	13,622	4,997,503
Apple, Inc.	1,548,023	349,713,876
Applied Materials, Inc.	217,189	39,437,179
Astra Space, Inc., Class A	49,905	24,953
Atlassian Corp., Class A(g)	45,731	8,622,123
Autodesk, Inc.(g)	156,141	44,312,816
Avaya Holdings Corp.	1,902	9,748
Ball Corp.	17,330	1,026,803
Bank of America Corp.	2,983,618	124,774,905

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Berkshire Hathaway, Inc., Class B(g)	32,472	$ 14,642,274
Biogen, Inc.(g)	33,341	5,801,334
Block, Inc., Class A(g)	58,313	4,217,196
Boeing Co.(g)	184,623	27,566,060
Booking Holdings, Inc.	4,158	19,443,848
Boston Scientific Corp.(g)	1,108,659	93,149,529
Boyd Gaming Corp.	7,527	521,546
BP PLC	1,194,588	5,842,514
Bristol-Myers Squibb Co.	133,976	7,471,842
Broadcom, Inc.	669,818	113,715,002
Bunge Global SA	309,300	25,987,386
Cadence Design Systems, Inc.(g)	106,627	29,441,847
Caesars Entertainment, Inc.(g)	83,482	3,343,454
Capital One Financial Corp.	274,292	44,651,995
Capri Holdings Ltd.(g)	40,553	800,516
Cardinal Health, Inc.	45,195	4,904,561
Carnival Corp.(g)	790,530	17,391,660
Centene Corp.(g)	55,708	3,468,380
Centuri Holdings, Inc.(g)	135,599	2,545,193
CF Industries Holdings, Inc.	669,210	55,029,138
Cheniere Energy, Inc.	133,738	25,594,778
Chevron Corp.	328,965	48,956,571
Chipotle Mexican Grill, Inc.(g)	801,846	44,718,951
Citigroup, Inc.	177,705	11,403,330
CME Group, Inc., Class A	31,119	7,012,978
Colgate-Palmolive Co.	32,908	3,083,809
Comerica, Inc.	11,752	748,720
Concentra Group Holdings Parent, Inc.(g)	93,067	1,886,468
Confluent, Inc., Class A(g)	1,720,695	45,030,588
ConocoPhillips	149,815	16,410,735
Constellium SE, Class A(g)	369,412	4,100,473
Coreweave Inc	5,520	5,187,989
Costco Wholesale Corp.	111,383	97,368,791
CRH PLC	868,783	82,906,605
Crowdstrike Holdings, Inc., Class A(g)	84,844	25,187,638
Crown PropTech Acquisitions(e)	281,435	39,212
Crown PropTech Acquisitions, Class A(g)	108,245	1,192,860
CSL Ltd.	25,842	4,851,970
Cummins, Inc.	6,283	2,066,981
CyberArk Software Ltd.(g)	12,312	3,404,514
D.R. Horton, Inc.	135,559	22,909,471
Danaher Corp.	206,575	50,747,215
Datadog, Inc., Class A(g)	306,464	38,442,844
Davidson Kempner Merchant Co-Investment Fund LP, (Acquired 06/30/21, Cost: $0)(i)(k)	— (l)	19,746,714
Dayforce, Inc.(g)	21,274	1,509,390
Deckers Outdoor Corp.(g)	105,471	16,969,229
Dell Technologies, Inc., Class C	15,255	1,885,976
Delta Air Lines, Inc.	986,048	56,421,667
Devon Energy Corp.	163,100	6,308,708
Dexcom, Inc.(g)	265,061	18,681,499
DF Residential III LP	3,349,350	3,349,350
Discover Financial Services	184,890	27,443,223
Dollar General Corp.	111,795	8,948,072
Domino’s Pizza, Inc.	10,263	4,246,111
DoorDash, Inc., Class A(g)	52,195	8,178,957
DuPont de Nemours, Inc.	136,924	11,363,323
Eaton Corp. PLC	100,184	33,219,011
Edwards Lifesciences Corp.(g)	416,795	27,929,433
Elevance Health, Inc.	25,957	10,532,312
Eli Lilly & Co.	100,465	83,359,829
Entegris, Inc.	39,570	4,143,375
Enterprise Products Partners LP	176,019	5,044,705
Security	Shares	Value
United States (continued)
EOG Resources, Inc.	122,563	$ 14,947,783
EPAM Systems, Inc.(g)	3,796	716,115
Epic Games, Inc., (Acquired 07/02/20, Cost: $33,667,575)(e)(i)	61,803	37,081,800
EQT Corp.	355,982	13,007,582
Equinix, Inc.	6,036	5,481,171
Estee Lauder Cos., Inc., Class A	323,157	22,278,444
Eversource Energy	138,890	9,145,907
Expeditors International of Washington, Inc.	121,855	14,500,745
Experian PLC	318,423	15,540,890
Fanatics Holdings, Inc., (Acquired 12/15/21, Cost: $40,652,984)(e)(i)	599,248	41,587,811
Farmer’s Business Network, Inc.(e)	310,205	822,043
First Citizens BancShares, Inc., Class A	2,997	5,806,238
First Horizon Corp.	131,735	2,282,968
Flagstar Financial, Inc.	1,062,087	10,748,320
Floor & Decor Holdings, Inc., Class A(g)	203,981	21,020,242
Flyr AS, Series D(e)	2,491,076	17,761,372
Ford Motor Co.	188,608	1,940,776
Formentera Partners Fund II LP(e)(k)	— (l)	11,289,909
Fortinet, Inc.(g)	438,264	34,473,846
FQT Private(e)	2,439,185	3,731,953
Franklin Resources, Inc.	524,821	10,900,532
Freeport-McMoRan, Inc.(j)	1,296,380	58,363,028
Freewire Equity(e)	166	—
General Electric Co.	12,385	2,127,495
General Motors Co.	51,981	2,638,556
Gilead Sciences, Inc.	151,073	13,418,304
GoDaddy, Inc., Class A(g)	45,200	7,539,360
Golden Entertainment, Inc.	13,159	386,546
Goldman Sachs Group, Inc.	175,562	90,904,248
Grand Rounds, Inc., Class E, (Acquired 02/11/22, Cost: $31,181,561)(e)(i)	11,562,554	8,556,290
GSK PLC	377,790	6,822,349
Halliburton Co.	101,693	2,820,964
Hasbro, Inc.	50,084	3,287,013
Hawkeye 360, Series D1(e)	561,818	5,859,762
Healthpeak Properties, Inc.	637,309	14,307,587
Hess Corp.	180,239	24,238,541
Holcim AG	47,198	4,634,875
Home Depot, Inc.	103,547	40,771,631
Honeywell International, Inc.	49,656	10,213,246
Hormel Foods Corp.	138,495	4,231,022
HubSpot, Inc.(g)	57,320	31,800,563
IDEX Corp.	12,385	2,658,316
IDEXX Laboratories, Inc.(g)	21,554	8,770,754
iHeartMedia, Inc., Class A(g)	10,778	21,340
Ingersoll Rand, Inc.	430,035	41,283,360
Intuit, Inc.	30,062	18,346,839
Intuitive Surgical, Inc.(g)	139,973	70,523,996
Invesco Ltd.	479,548	8,315,362
Jabil, Inc.	44,840	5,519,356
Jacobs Solutions, Inc.	7,207	1,013,160
James Hardie Industries PLC(g)	134,472	4,288,749
Johnson & Johnson	160,158	25,602,858
JPMorgan Chase & Co.	661,308	146,757,471
Kimberly-Clark Corp.	145,470	19,519,165
Kinder Morgan, Inc.	80,053	1,962,099
KLA Corp.	14,347	9,558,402
Kroger Co.	65,744	3,666,543
Labcorp Holdings, Inc.	10,795	2,464,175
Lam Research Corp.	371,389	27,612,772
Landsea Homes Corp.(g)(h)	131,222	1,362,084
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Latch, Inc.	520,854	$ 205,737
Liberty Media Corp.-Liberty Live, Class C(g)	37,768	2,204,140
Lineage, Inc.	39,807	2,947,310
Lions Gate Entertainment Corp., Class A(g)(h)	314,174	2,481,975
Lions Gate Entertainment Corp., Class B(g)	25,857	182,292
Live Nation Entertainment, Inc.(g)	289,115	33,866,931
Lockheed Martin Corp.	34,782	18,992,711
Lookout, Inc., (Acquired 03/04/15, Cost: $2,002,652)(e)(i)	175,316	175,316
Lululemon Athletica, Inc.(g)	24,110	7,182,369
Lumen Technologies, Inc.(g)(h)	684,705	4,375,265
MarketAxess Holdings, Inc.	15,337	4,438,835
Marsh & McLennan Cos., Inc.	508,659	111,009,740
Marvell Technology, Inc.	332,514	26,637,697
Masimo Corp.(g)(h)	196,613	28,314,238
Mastercard, Inc., Class A	297,064	148,410,204
Match Group, Inc.(g)	38,573	1,389,785
McCormick & Co., Inc.	35,587	2,784,327
McKesson Corp.	17,712	8,866,450
Medtronic PLC	85,755	7,653,634
Melange Secondaries(e)(k)	— (l)	965,586
Merck & Co., Inc.	560,509	57,351,281
Meta Platforms, Inc., Class A	289,117	164,097,027
Mettler-Toledo International, Inc.(g)	1,616	2,087,468
Micron Technology, Inc.	390,910	38,954,182
Microsoft Corp.(j)	1,110,903	451,415,434
Moderna, Inc.(g)	37,751	2,052,144
Monolithic Power Systems, Inc.	2,957	2,245,250
Morgan Stanley	18,800	2,185,500
Motorola Solutions, Inc.	4,106	1,845,031
MSCI, Inc., Class A	36,710	20,968,752
Mythic AI, Inc., Series C, (Acquired 01/26/21, Cost: $6,129,222)(e)(i)	8,922	—
NetApp, Inc.	133,366	15,378,433
Netflix, Inc.(g)	36,116	27,304,779
NextEra Energy, Inc.	1,025,649	81,282,683
Northrop Grumman Corp.	48,421	24,647,257
Norwegian Cruise Line Holdings Ltd.(g)	183,763	4,656,554
NRG Energy, Inc.	147,589	13,342,046
Nucor Corp.	21,389	3,033,816
NVIDIA Corp.(j)	3,088,720	410,058,467
Omnicom Group, Inc.	8,872	896,072
Opendoor Technologies, Inc.(g)(h)	744,088	1,302,154
Oracle Corp.	558,554	93,747,703
Palladyne AI Corp(g)	27,356	56,080
Palo Alto Networks, Inc.(g)	105,665	38,074,269
Paramount Global, Class B	246,336	2,694,916
Park Hotels & Resorts, Inc.	81,911	1,137,744
Pfizer, Inc.	42,383	1,199,439
Philip Morris International, Inc.	67,648	8,976,890
Playstudios, Inc., Class A	831,348	1,105,693
PNC Financial Services Group, Inc.	80,824	15,216,734
Principal Financial Group, Inc.	115,159	9,489,102
Procter & Gamble Co.	138,016	22,797,483
Progressive Corp.	560,874	136,197,033
Prologis, Inc.	43,851	4,952,532
PulteGroup, Inc.	20,086	2,601,740
QUALCOMM, Inc.	86,974	14,156,758
Regeneron Pharmaceuticals, Inc.(g)	1,781	1,492,834
Rockwell Automation, Inc.	60,147	16,041,806
Rollins, Inc.	95,106	4,483,297
Security	Shares	Value
United States (continued)
Royal Caribbean Cruises Ltd.	52,978	$ 10,932,010
RTX Corp.	15,914	1,925,435
RXO, Inc.(g)	51,978	1,465,260
S&P Global, Inc.	64,967	31,207,548
Salesforce, Inc.	63,442	18,485,096
Sanofi SA	460,517	48,667,330
Sarcos Technology & Robotics Corp.	607,934	1,246,265
Schneider Electric SE	16,952	4,391,393
Screaming Eagle Acquisition Crop., (Acquired 05/14/24, Cost: $2,667,489)(i)	262,419	1,805,443
Seagate Technology Holdings PLC	140,055	14,057,320
Sempra	590,300	49,213,311
ServiceNow, Inc.(g)	72,550	67,688,424
Shell PLC	3,083,095	103,767,242
Shell PLC, ADR	246,441	16,647,090
Skyworks Solutions, Inc.	67,202	5,885,551
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $1,060,929)(e)(i)	70,636	483,150
Snowflake, Inc., Class A(g)	71,935	8,259,577
Sonder Holdings, Inc., Class A	103,334	282,102
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $8,130,699), A shares(e)(i)	100,379	11,683,112
Space Exploration Technologies Corp., (Acquired 08/21/23, Cost: $8,726,616), C shares(e)(i)	107,736	12,539,393
Standardaero, Inc.(g)(h)	704,614	20,328,114
State Street Corp.	235,698	21,872,774
Stryker Corp.	208,975	74,453,613
Synchrony Financial	178,156	9,823,522
T Rowe Price Group, Inc.	195,395	21,466,095
Tenaris SA	374,821	6,175,352
Tesla, Inc.(g)	183,915	45,951,163
Thermo Fisher Scientific, Inc.	124,763	68,160,522
TJX Cos., Inc.	1,067,896	120,704,285
Toll Brothers, Inc.	290,999	42,613,894
Trane Technologies PLC	222,605	82,399,467
TransDigm Group, Inc.	17,584	22,899,643
Transocean Ltd.(g)(h)	1,140,594	4,950,178
U.S. Steel Corp.	481,874	18,720,805
Ulta Beauty, Inc.(g)	16,305	6,016,219
Union Pacific Corp.	228,007	52,913,584
UnitedHealth Group, Inc.	260,557	147,084,426
Universal Health Services, Inc., Class B	32,977	6,737,531
Valero Energy Corp.	310,409	40,278,672
Veeva Systems, Inc., Class A(g)	21,462	4,481,909
Ventas, Inc.	77,889	5,100,951
Verizon Communications, Inc.	382,864	16,130,060
Vertex Pharmaceuticals, Inc.(g)	10,633	5,061,095
Visa, Inc., Class A	243,587	70,603,692
Vistra Corp.	405,507	50,672,155
Walmart, Inc.	1,657,509	135,832,863
Walt Disney Co.	721,061	69,366,068
Warner Bros Discovery, Inc., Class A(g)	231,587	1,882,802
Waystar Holding Corp.(g)	17,406	496,593
Wells Fargo & Co.	1,546,349	100,388,977
West Pharmaceutical Services, Inc.	7,075	2,178,605
Workday, Inc., Class A(g)	124,367	29,083,223
Wynn Resorts Ltd.	199,180	19,125,264

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Zoetis, Inc., Class A	100,878	$ 18,034,969
Zscaler, Inc.(g)	63,378	11,458,109
		7,697,018,477
Total Common Stocks — 64.9% (Cost: $7,666,701,145)		10,852,369,414

		Par (000)
Corporate Bonds
Argentina — 0.0%
YPF SA, 9.50%, 01/17/31(b)	USD	1,037	1,088,331
Australia — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		1,237	1,119,485
CIMIC Finance USA Pty. Ltd., 7.00%, 03/25/34(d)		400	419,999
Mineral Resources Ltd., 9.25%, 10/01/28(b)		799	841,169
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25	AUD	6,515	4,298,240
12.50%, 07/31/26		9,773	6,475,989
12.50%, 07/31/27		16,288	10,853,121
Quintis Australia Pty. Ltd.(b)(e)(f)(g)(m)
7.50%, 10/01/26	USD	92,389	15,013,243
12.00%, 10/01/28		82,685	8
			39,021,254
Austria — 0.1%
ams-OSRAM AG
2.13%, 11/03/27(d)	EUR	7,000	6,043,506
10.50%, 03/30/29(b)		5,934	6,541,846
			12,585,352
Belgium — 0.0%
Anheuser-Busch InBev SA/NV, 4.00%, 09/24/25(d)	GBP	733	936,987
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)(d)		700	838,209
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	1,000	972,555
			2,747,751
Brazil — 0.1%
3R Lux SARL, 9.75%, 02/05/31(b)		784	810,460
Braskem Netherlands Finance BV, 8.00%, 10/15/34(b)		1,215	1,209,387
Cosan Luxembourg SA, 7.25%, 06/27/31(b)		770	782,512
LD Celulose International GmbH, 7.95%, 01/26/32(b)		680	694,960
MC Brazil Downstream Trading SARL
7.25%, 06/30/31(b)		588	495,761
7.25%, 06/30/31(d)		414	348,372
Raizen Fuels Finance SA(b)
6.45%, 03/05/34		935	953,812
6.95%, 03/05/54		475	482,422
Samarco Mineracao SA, (9.00% PIK), 9.00%, 06/30/31(d)(n)		807	763,237
Suzano Austria GmbH, 3.13%, 01/15/32		654	548,379
Trident Energy Finance PLC, 12.50%, 11/30/29(d)		562	590,451
Vale Overseas Ltd., 6.40%, 06/28/54		676	678,331
			8,358,084
Security		Par (000)	Value
Canada — 0.4%
Air Canada, 3.88%, 08/15/26(b)	USD	749	$ 724,571
Bombardier, Inc.(b)
7.50%, 02/01/29		645	671,606
8.75%, 11/15/30		282	305,551
7.00%, 06/01/32		467	478,115
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30(b)		685	637,067
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 4.00%, 10/15/30(b)		1,441	1,301,439
HR Ottawa LP, 11.00%, 03/31/31(b)		49,069	53,153,814
Toronto-Dominion Bank, 2.88%, 04/05/27(d)	GBP	733	896,335
			58,168,498
Chile — 0.0%
AES Andes SA(b)
6.30%, 03/15/29	USD	481	490,168
(5-year CMT + 3.84%), 8.15%, 06/10/55(a)		990	1,009,800
Banco de Credito e Inversiones SA, (5-year CMT + 4.94%), 8.75%(a)(b)(o)		420	443,100
Banco del Estado de Chile, 2.70%, 01/09/25(d)		282	279,885
Empresa Nacional del Petroleo(b)
6.15%, 05/10/33		516	525,030
5.95%, 07/30/34		605	610,263
Engie Energia Chile SA, 3.40%, 01/28/30(d)		696	620,832
Kenbourne Invest SA(g)(m)
6.88%, 11/26/24(b)		1,545	932,794
4.70%, 01/22/28(d)		997	601,939
Latam Airlines Group SA, 7.88%, 04/15/30(b)		370	370,462
			5,884,273
China(d) — 0.0%
BOC Aviation Ltd., 3.50%, 09/18/27		1,000	965,710
Fantasia Holdings Group Co. Ltd.(g)(m)
11.75%, 04/17/22		2,110	52,750
7.95%, 07/05/22		510	12,750
10.88%, 01/09/23		3,132	78,300
9.25%, 07/28/23		902	22,550
9.88%, 10/19/23		481	12,025
Far East Horizon Ltd.
6.63%, 04/16/27		430	433,294
5.88%, 03/05/28		500	492,500
Fortune Star BVI Ltd., 5.00%, 05/18/26		579	554,584
Geely Automobile Holdings Ltd., (5-year CMT + 5.45%), 4.00%(a)(o)		200	199,510
GLP China Holdings Ltd., 2.95%, 03/29/26		230	208,704
Huarong Finance 2017 Co. Ltd., 4.25%, 11/07/27		300	288,012
Huarong Finance Co. Ltd., Series 2019, (5-year CMT + 6.98%), 4.25%(a)(o)		300	295,350
			3,616,039
Colombia — 0.0%
ABRA Global Finance, (6.00% PIK), 6.00%, 10/22/29(b)(n)		863	827,185
Bancolombia SA(a)
(5-year CMT + 2.94%), 4.63%, 12/18/29		562	558,628
(5-year CMT + 4.32%), 8.63%, 12/24/34		583	606,250
Ecopetrol SA
8.88%, 01/13/33		1,323	1,352,371
8.38%, 01/19/36		1,390	1,354,555
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		1,019	937,480
SierraCol Energy Andina LLC, 6.00%, 06/15/28(d)		315	285,743
			5,922,212
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)	USD	637	$ 686,890
Cyprus — 0.0%
ASG Finance Designated Activity Co., 9.75%, 05/15/29(b)		690	679,650
Czech Republic — 0.0%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(d)	EUR	4,000	4,606,621
Finland — 0.0%
Citycon Treasury BV, 2.38%, 01/15/27(d)		538	559,377
France — 0.6%
Afflelou SAS, 6.00%, 07/25/29(d)		2,674	2,966,234
Altice France SA(d)
3.38%, 01/15/28		870	722,769
4.25%, 10/15/29		730	601,498
Altice France SA/France, 4.13%, 01/15/29(d)		733	603,970
Atos SE(d)(g)(m)
0.01%, 11/06/24		600	26,106
1.75%, 05/07/25		1,200	114,338
2.50%, 11/07/28		1,300	92,622
1.00%, 11/12/29		1,600	113,126
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.96%, 07/18/30(a)(d)		2,919	3,189,716
BNP Paribas SA(d)
3.38%, 01/23/26	GBP	733	925,122
1.88%, 12/14/27		700	816,890
(3-mo. EURIBOR + 1.80%), 2.13%, 01/23/27(a)	EUR	3,500	3,764,450
BPCE SA, 4.50%, 03/15/25(b)	USD	3,319	3,306,590
Forvia SE, 2.75%, 02/15/27(d)	EUR	12,215	12,738,782
Goldstory SAS(b)
6.75%, 02/01/30		5,065	5,685,921
(3-mo. EURIBOR + 4.00%), 7.06%, 02/01/30(a)		3,750	4,097,418
Iliad Holding SASU
5.13%, 10/15/26(d)		1,456	1,601,581
6.50%, 10/15/26(b)	USD	1,228	1,237,808
5.63%, 10/15/28(d)	EUR	11,549	12,772,969
6.88%, 04/15/31(d)		510	590,160
8.50%, 04/15/31(b)	USD	1,517	1,616,016
Lion/Polaris Lux 4 SA(a)(d)
(3-mo. EURIBOR + 3.63%), 6.95%, 07/01/29	EUR	1,498	1,629,449
Series OCT, 07/01/29(c)		1,339	1,456,497
Loxam SAS(d)
5.75%, 07/15/27		4,003	4,348,820
6.38%, 05/31/29		5,924	6,738,313
Lune Holdings SARL, 5.63%, 11/15/28(d)		638	573,648
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.43%, 07/15/29(a)(b)		2,643	2,817,424
Paprec Holding SA, 7.25%, 11/17/29(d)		4,280	4,918,307
Picard Groupe SAS, 6.38%, 07/01/29(d)		1,574	1,751,360
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34(a)(d)		4,300	4,769,468
Sabena Technics SAS, (3 mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $7,107,365), 8.35%, 09/30/29(a)(e)(i)		7,221	7,855,059
TotalEnergies Capital International SA, 1.66%, 07/22/26(d)	GBP	700	856,056
Worldline SA/France, 0.00%, 07/30/26(d)(p)	EUR	47	4,718,550
			100,017,037
Security		Par (000)	Value
Germany — 0.5%
Adler Pelzer Holding GmbH, 9.50%, 04/01/27(b)	EUR	7,458	$ 7,679,234
ADLER Real Estate AG, 3.00%, 04/27/26(d)		1,700	1,775,208
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 7.37%, 04/15/31(a)(d)		1,864	2,039,528
Aroundtown Finance SARL, (5-year EURIBOR ICE Swap + 4.51%), 7.13%(a)(d)(o)		2,492	2,458,049
Commerzbank AG(a)(d)(o)
(5-year EUR Swap + 4.39%), 4.25%		1,800	1,832,151
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		2,000	2,352,259
Deutsche Bank AG(a)(d)(o)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		1,200	1,222,087
(5-year USD ICE Swap + 4.36%), 4.79%	USD	3,000	2,924,865
Dynamo Newco II GmbH, 6.25%, 10/15/31(d)	EUR	1,173	1,283,522
Envalior Deutschland Gmbh, (12.66% PIK), 12.66%, 03/31/31(e)(n)		11,678	11,607,614
Fressnapf Holding SE, 10/31/31(c)(d)		2,210	2,395,165
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(d)(n)		4,042	4,667,807
Mahle GmbH, 6.50%, 05/02/31(b)		4,782	5,058,575
Mercer International, Inc., 5.13%, 02/01/29	USD	452	390,099
PCF GmbH(d)
4.75%, 04/15/29	EUR	2,020	1,886,750
(3-mo. EURIBOR + 4.75%), 7.93%, 04/15/29(a)		1,154	1,074,593
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.93%, 07/01/29(a)(d)		1,228	1,349,114
ProGroup AG(b)
5.13%, 04/15/29		1,403	1,482,405
5.38%, 04/15/31		1,805	1,893,885
Techem Verwaltungsgesellschaft 675 GmbH, 07/15/29(c)(d)		2,237	2,445,463
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(d)(n)		4,596	4,037,099
TK Elevator Holdco GmbH, 6.63%, 07/15/28(d)		3,395	3,693,063
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)		10,325	11,153,748
TUI Cruises GmbH, 6.25%, 04/15/29(b)		3,244	3,697,119
Volkswagen Financial Services NV(d)
1.88%, 12/03/24	GBP	400	514,223
4.25%, 10/09/25		300	382,141
Volkswagen Financial Services Overseas AG, 0.88%, 01/31/28(d)	EUR	3,928	3,952,149
			85,247,915
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%, 03/01/28(d)	USD	649	618,783
Greece — 0.0%
Danaos Corp., 8.50%, 03/01/28(b)		389	399,882
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	2,357	2,676,494
			3,076,376
Guatemala — 0.0%
Millicom International Cellular SA, 7.38%, 04/02/32(b)	USD	490	500,535
Hong Kong — 0.1%
AIA Group Ltd.(d)
5.38%, 04/05/34		500	505,825
5.40%, 09/30/54		500	483,005
(5-year CMT + 1.76%), 2.70%(a)(o)		1,000	961,160
Celestial Dynasty Ltd., 6.38%, 08/22/28(d)		400	399,625
FWD Group Holdings Ltd., 8.40%, 04/05/29(d)		15,500	16,410,625
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(d)		900	781,594

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hong Kong (continued)
Melco Resorts Finance Ltd.
4.88%, 06/06/25(d)	USD	300	$ 296,475
5.38%, 12/04/29(d)		1,234	1,134,508
7.63%, 04/17/32(b)		495	501,262
			21,474,079
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(d)		524	552,493
India — 0.1%
CA Magnum Holdings, 5.38%, 10/31/26(d)		475	466,094
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(b)(e)		7,191	7,452,033
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(b)		576	594,000
Diamond II Ltd., 7.95%, 07/28/26(b)		600	607,500
Greenko Dutch BV, 3.85%, 03/29/26(d)		448	430,495
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25(d)		300	298,737
India Green Power Holdings, 4.00%, 02/22/27(d)		560	531,631
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(d)		500	509,500
Muthoot Finance Ltd., 7.13%, 02/14/28(b)		767	779,655
Network i2i Ltd.(a)(d)(o)
(5-year CMT + 3.39%), 3.98%		1,000	974,687
(5-year CMT + 4.27%), 5.65%		500	499,325
Periama Holdings LLC, 5.95%, 04/19/26(d)		891	888,764
Piramal Capital & Housing Finance Ltd., 7.80%, 01/29/28(d)		315	317,953
Power Finance Corp. Ltd., 4.50%, 06/18/29(d)		500	484,670
REC Ltd.(d)
2.75%, 01/13/27		500	475,313
5.63%, 04/11/28		300	303,249
REI Agro Ltd.(e)(g)(m)
5.50%, 11/13/14		8,271	1
5.50%, 11/13/21		44,430	222,150
ReNew Pvt Ltd., 5.88%, 03/05/27(d)		347	339,626
Shriram Finance Ltd., 6.15%, 04/03/28(d)		300	298,406
TML Holdings Pte. Ltd., 4.35%, 06/09/26(d)		239	234,497
Vedanta Resources Finance II PLC
13.88%, 12/09/28(d)		246	246,931
13.88%, 12/09/28(b)		111	111,734
10.88%, 09/17/29(b)		1,764	1,812,087
10.88%, 09/17/29(d)		500	513,630
			19,392,668
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26(d)		722	701,466
Freeport Indonesia PT, 4.76%, 04/14/27(d)		620	616,900
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28(d)		200	198,898
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(b)		550	578,188
Minejesa Capital BV(d)
4.63%, 08/10/30		860	838,647
5.63%, 08/10/37		500	468,125
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(d)		510	509,522
Pertamina Persero PT, 3.65%, 07/30/29(d)		1,525	1,445,891
Security		Par (000)	Value
Indonesia (continued)
Sorik Marapi Geothermal Power PT, 7.75%, 08/05/31(b)	USD	1,281	$ 1,262,989
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		360	365,876
			6,986,502
Ireland — 0.0%
AIB Group PLC, (5-year EUR Swap + 6.63%), 6.25%(a)(d)(o)	EUR	813	890,973
Bank of Ireland Group PLC, (5-year EUR Swap + 6.43%), 6.00%(a)(d)(o)		2,659	2,910,404
C&W Senior Finance Ltd., 6.88%, 09/15/27(b)	USD	461	456,966
Dell Bank International DAC, 0.50%, 10/27/26(d)	EUR	1,880	1,956,594
			6,214,937
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(d)		2,046	2,124,386
3.75%, 05/09/27		3,952	4,267,664
7.38%, 09/15/29		1,114	1,364,737
7.88%, 09/15/31		4,258	5,511,650
			13,268,437
Italy — 0.5%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(d)(o)		1,700	1,891,244
Agrifarma SpA, 4.50%, 10/31/28(b)		9,744	10,505,530
Banca Monte dei Paschi di Siena SpA, (5-year EURIBOR ICE Swap + 5.01%), 7.71%, 01/18/28(a)(d)		643	767,617
Bubbles Bidco SpA(d)
6.50%, 09/30/31		2,245	2,448,830
(3-mo. EURIBOR + 4.25%), 7.50%, 09/30/31(a)		2,195	2,378,643
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.30%, 07/15/31(a)(d)		2,737	2,999,500
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)		4,426	4,931,322
Fiber Bidco SpA, 6.13%, 06/15/31(d)		2,000	2,175,500
Fiber Midco SpA, (10.00% PIK), 10.00%, 06/15/29(d)(n)		1,711	1,933,724
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)		3,219	3,485,710
IMA Industria Macchine Automatiche SpA(a)
(3-mo. EURIBOR + 3.75%), 6.93%, 04/15/29(d)		1,719	1,886,495
(3-mo. EURIBOR + 3.75%), 6.97%, 04/15/29(b)		3,211	3,523,871
Immobiliare Grande Distribuzione SIIQ SpA, 7.25%, 05/17/27(d)(q)		5,646	6,341,914
Intesa Sanpaolo SpA(d)
8.51%, 09/20/32	GBP	800	1,145,761
(5-year EUR Swap + 5.85%), 5.50%(a)(o)	EUR	905	972,232
Lottomatica SpA/Roma(d)
5.38%, 06/01/30		847	954,274
(3-mo. EURIBOR + 3.25%), 6.76%, 06/01/31(a)		1,257	1,375,249
Marcolin SpA, 6.13%, 11/15/26(b)		6,031	6,576,620
Nexi SpA, 0.00%, 02/24/28(d)(p)		2,000	1,881,836
Pachelbel Bidco SpA(d)
7.13%, 05/17/31		1,244	1,442,804
(3-mo. EURIBOR + 4.25%), 7.30%, 05/17/31(a)		1,135	1,245,769
Rekeep SpA, 7.25%, 02/01/26(d)		1,983	2,076,120
Rossini SARL(d)
6.75%, 12/31/29		1,331	1,521,899
(3-mo. EURIBOR + 3.88%), 7.22%, 12/31/29(a)		1,891	2,068,865
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Italy (continued)
Taurus Law 130 Securities Srl, (Acquired 07/14/23, Cost: $11,145,796), 6.80%, 08/15/27(e)(i)	EUR	10,182	$ 10,892,498
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 6.68%, 07/31/31(a)(d)		1,989	2,174,082
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(d)		1,100	1,213,645
			80,811,554
Japan(d) — 0.1%
Nissan Motor Co. Ltd., 2.65%, 03/17/26		2,157	2,317,417
Rakuten Group, Inc., 9.75%, 04/15/29	USD	260	281,190
SoftBank Group Corp.
5.38%, 01/08/29	EUR	5,211	5,774,828
3.38%, 07/06/29		265	271,950
7.00%, 07/08/31	USD	500	511,638
5.75%, 07/08/32	EUR	4,788	5,325,538
Takeda Pharmaceutical Co. Ltd., 2.25%, 11/21/26		3,388	3,638,088
			18,120,649
Jersey — 0.3%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)	USD	3,583	3,480,807
10.38%, 03/31/29(d)	GBP	3,601	4,511,442
TER Finance Jersey Ltd.(b)(p)
0.00%, 01/02/25(e)	USD	32,374	31,742,707
Series 22, 0.00%, 10/02/25		17,266	16,249,162
			55,984,118
Kuwait — 0.0%
MEGlobal BV, 4.25%, 11/03/26(d)		653	639,736
Luxembourg — 0.2%
Adler Financing SARL, Series 1L, (12.50% PIK), 12.50%, 12/31/28(n)	EUR	2,845	3,195,224
Cidron Aida Finco SARL, 6.25%, 04/01/28(d)	GBP	3,425	4,256,055
Herens Holdco SARL, 4.75%, 05/15/28(b)	USD	792	692,121
Herens Midco SARL, 5.25%, 05/15/29(b)	EUR	10,015	8,230,604
INEOS Finance PLC, 6.63%, 05/15/28(b)		3,871	4,366,054
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	USD	1,016	954,615
Kleopatra Finco SARL, 4.25%, 03/01/26(d)	EUR	2,874	2,943,029
Matterhorn Telecom SA, 3.13%, 09/15/26(d)		12,323	13,270,298
Opus-Chartered Issuances SA, 2.50%, 07/04/25(a)(d)(e)		1,054	1,151,074
Takko Fashion GmbH, 04/15/30(c)(d)		330	366,137
			39,425,211
Macau — 0.1%
MGM China Holdings Ltd.
5.88%, 05/15/26(d)	USD	796	789,035
5.88%, 05/15/26(b)		305	302,331
4.75%, 02/01/27(d)		200	193,056
7.13%, 06/26/31(b)		461	466,763
Sands China Ltd.
5.13%, 08/08/25		400	398,296
3.80%, 01/08/26		311	304,197
5.40%, 08/08/28		914	909,841
Studio City Co. Ltd., 7.00%, 02/15/27(d)		1,200	1,203,750
Studio City Finance Ltd.
6.00%, 07/15/25(d)		500	498,750
5.00%, 01/15/29(d)		1,334	1,202,324
5.00%, 01/15/29(b)		696	627,300
Security		Par (000)	Value
Macau (continued)
Wynn Macau Ltd.(d)
5.50%, 01/15/26	USD	300	$ 296,520
5.63%, 08/26/28		300	288,015
			7,480,178
Malaysia(d) — 0.0%
CIMB Bank Bhd, 2.13%, 07/20/27		700	654,283
Dua Capital Ltd., 2.78%, 05/11/31		1,000	880,950
Gohl Capital Ltd., 4.25%, 01/24/27		1,362	1,329,652
			2,864,885
Mexico — 0.1%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)		1,855	1,854,304
Petroleos Mexicanos
4.25%, 01/15/25		666	662,046
8.75%, 06/02/29		1,469	1,484,511
5.95%, 01/28/31		1,816	1,561,760
6.70%, 02/16/32		946	839,282
10.00%, 02/07/33		965	1,018,461
Trust Fibra Uno, 4.87%, 01/15/30(d)		766	687,791
			8,108,155
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54(b)		1,104	1,141,956
Netherlands — 0.2%
ABN AMRO Bank NV, (5-year EUR Swap + 3.90%), 6.38%(a)(d)(o)	EUR	500	546,970
Boels Topholding BV
6.25%, 02/15/29(d)		5,924	6,715,115
5.75%, 05/15/30(b)		1,023	1,147,749
Cooperatieve Rabobank UA, (1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(a)(d)	GBP	700	832,573
ING Groep NV, 3.00%, 02/18/26(d)		700	878,693
Nobian Finance BV, 3.63%, 07/15/26(d)	EUR	4,269	4,587,625
Q-Park Holding I BV, 5.13%, 02/15/30(d)		4,179	4,647,826
Sigma Holdco BV, 5.75%, 05/15/26(d)		2,113	2,271,910
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	USD	3,420	3,129,300
Trivium Packaging Finance BV, 8.50%, 08/15/27(b)		1,101	1,097,711
VZ Secured Financing BV, 5.00%, 01/15/32(b)		1,363	1,223,560
VZ Vendor Financing II BV, 2.88%, 01/15/29(d)	EUR	5,928	5,913,382
Ziggo Bond Co. BV, 6.13%, 11/15/32(d)		2,660	2,872,799
			35,865,213
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(b)	USD	947	887,623
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)		629	474,895
Peru(b) — 0.0%
Intercorp Peru Ltd., 3.88%, 08/15/29		593	540,187
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36		714	732,564
Volcan Cia Minera SAA, 8.75%, 01/24/30		1,239	1,131,827
			2,404,578
Philippines(d) — 0.0%
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20%(a)(o)		400	388,252
Philippine National Bank, 4.85%, 10/23/29		325	322,286

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Philippines (continued)
Rizal Commercial Banking Corp., 5.50%, 01/18/29	USD	500	$ 507,725
San Miguel Global Power Holdings Corp., (5-year CMT + 7.73%), 8.75%(a)(o)		400	416,000
Security Bank Corp., 5.50%, 05/14/29		600	614,250
			2,248,513
Portugal — 0.0%
EDP SA, (5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54(a)(d)	EUR	2,200	2,418,636
Republic of Korea — 0.0%
Hanwha Life Insurance Co. Ltd., (5-year CMT + 1.85%), 3.38%, 02/04/32(a)(d)	USD	1,000	957,500
Hyundai Capital Services, Inc.(d)
5.13%, 02/05/27		375	376,289
5.13%, 02/05/29		350	350,108
KEB Hana Bank, (5-year CMT + 2.41%), 3.50%(a)(d)(o)		400	384,625
LG Chem Ltd., 2.38%, 07/07/31(d)		1,100	923,312
POSCO(b)
5.75%, 01/17/28		441	450,054
5.88%, 01/17/33		200	207,188
SK Hynix, Inc., 5.50%, 01/16/27(d)		300	302,811
			3,951,887
Saudi Arabia — 0.0%
Riyad T1 Sukuk Ltd., (5-year CMT + 1.91%), 5.50%(a)(d)(o)		500	487,500
Saudi Arabian Oil Co., 5.88%, 07/17/64(b)		906	870,041
			1,357,541
Slovenia — 0.0%
United Group BV
6.50%, 10/31/31(d)	EUR	957	1,043,059
(3-mo. EURIBOR + 4.25%), 7.79%, 02/15/31(a)(b)		4,006	4,346,632
			5,389,691
South Africa — 0.0%
Sasol Financing USA LLC
4.38%, 09/18/26	USD	414	399,251
6.50%, 09/27/28		1,051	1,021,769
			1,421,020
South Korea — 0.0%
Hyundai Card Co. Ltd., 5.75%, 04/24/29(d)		515	524,337
LG Electronics, Inc.(b)
5.63%, 04/24/27		1,606	1,627,537
5.63%, 04/24/29		577	587,934
SK Battery America, Inc., 2.13%, 01/26/26(d)		1,326	1,268,080
SK Hynix, Inc., 5.50%, 01/16/29(d)		400	404,220
Woori Card Co. Ltd., 1.75%, 03/23/26(d)		400	381,152
			4,793,260
Spain(d) — 0.2%
Banco Bilbao Vizcaya Argentaria SA(a)(o)
(5-year EUR Swap + 4.27%), 6.88%	EUR	2,400	2,705,234
(5-year EURIBOR ICE Swap + 5.54%), 8.38%		1,000	1,183,134
Banco de Credito Social Cooperativo SA, (1-year EURIBOR ICE Swap + 1.70%), 4.13%, 09/03/30(a)		900	983,885
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)	GBP	2,700	3,414,950
Bankinter SA, (5-year EURIBOR ICE Swap + 4.71%), 7.38%(a)(o)	EUR	1,200	1,362,704
Security		Par (000)	Value
Spain (continued)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 02/15/32(c)	EUR	1,873	$ 2,090,683
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31		7,900	7,474,140
Cirsa Finance International SARL, 7.88%, 07/31/28		4,003	4,615,519
Kaixo Bondco Telecom SA, 5.13%, 09/30/29		1,841	2,002,548
Telefonica Emisiones SA, 5.38%, 02/02/26	GBP	1,472	1,900,776
			27,733,573
Sweden — 0.2%
Fastighets AB Balder, 1.13%, 01/29/27(d)	EUR	531	549,808
Heimstaden Bostad Treasury BV(d)
0.63%, 07/24/25		3,001	3,193,589
1.38%, 03/03/27		3,001	3,100,468
Intrum AB, 3.00%, 09/15/27(d)		3,274	2,634,645
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(d)	GBP	733	876,038
Verisure Holding AB
3.25%, 02/15/27(d)	EUR	3,016	3,225,309
9.25%, 10/15/27(b)		3,823	4,360,381
Verisure Midholding AB, 5.25%, 02/15/29(d)		5,268	5,719,493
			23,659,731
Switzerland(b) — 0.0%
UBS Group AG(a)
(1-day SOFR + 2.04%), 2.19%, 06/05/26	USD	2,743	2,693,458
(1-year CMT + 1.55%), 4.49%, 05/12/26		1,019	1,014,945
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
9.50%, 06/01/28		261	256,402
6.38%, 02/01/30		285	243,958
			4,208,763
Thailand — 0.0%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(b)		1,257	1,271,468
5.50%, 09/21/33(b)		1,257	1,268,765
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(d)		832	758,809
Minor International PCL, (5-year CMT + 7.92%), 2.70%(a)(d)(o)		1,000	962,260
Muang Thai Life Assurance PCL, (10-year CMT + 2.40%), 3.55%, 01/27/37(a)(d)		251	240,882
			4,502,184
Turkey — 0.0%
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(b)		605	620,125
Turkiye Varlik Fonu Yonetimi A/S, 8.25%, 02/14/29(d)		520	546,162
			1,166,287
Ukraine(d) — 0.0%
Metinvest BV, 7.65%, 10/01/27		629	421,430
MHP Lux SA, 6.25%, 09/19/29		305	238,663
VF Ukraine PAT via VFU Funding PLC, 6.20%, 02/11/25		378	343,980
			1,004,073
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/54(b)		972	914,895
Abu Dhabi National Energy Co. PJSC, 4.70%, 04/24/33(b)		433	426,505
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)		986	916,980
DAE Funding LLC, 2.63%, 03/20/25(d)		295	291,239
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Arab Emirates (continued)
DP World Salaam, (5-year CMT + 5.75%), 6.00%(a)(d)(o)	USD	1,090	$ 1,086,934
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		789	747,578
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(b)		3,734	3,366,385
			7,750,516
United Kingdom — 1.6%
10X Future Technologies Service Ltd., (15.00% PIK), (Acquired 12/19/23, Cost: $7,672,059), 06/19/26(c)(e)(i)(n)	GBP	6,181	8,667,218
AA Bond Co. Ltd., 6.50%, 01/31/26(d)		6,632	8,551,970
Amber Finco PLC, 6.63%, 07/15/29(d)	EUR	2,811	3,195,260
Ardonagh Finco Ltd., 6.88%, 02/15/31(b)		13,470	14,819,610
Barclays PLC(d)
3.00%, 05/08/26	GBP	733	915,742
3.25%, 02/12/27		733	904,558
BCP V Modular Services Finance II PLC
6.13%, 11/30/28(b)		9,756	12,046,369
6.13%, 11/30/28(d)		1,110	1,370,589
BCP V Modular Services Finance PLC, 6.75%, 11/30/29(b)	EUR	9,207	8,687,937
Bellis Finco PLC, 4.00%, 02/16/27(d)	GBP	6,281	7,591,230
Belron UK Finance PLC, 4.63%, 10/15/29(d)	EUR	2,505	2,762,116
Boparan Finance PLC(d)
7.63%, 11/30/25	GBP	10,750	13,826,942
11/07/29(c)		4,945	6,376,334
CK Hutchison Group Telecom Finance SA, 2.63%, 10/17/34(d)		2,698	2,513,415
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	USD	3,384	3,214,286
CPUK Finance Ltd., 7.88%, 08/28/29(d)	GBP	657	870,718
Deuce Finco PLC
5.50%, 06/15/27(b)		8,081	10,188,205
5.50%, 06/15/27(d)		8,032	10,126,428
Edge Finco PLC, 8.13%, 08/15/31(d)		3,888	5,064,772
eG Global Finance PLC, 12.00%, 11/30/28(b)	USD	4,257	4,733,384
Global Switch Finance BV, 1.38%, 10/07/30(d)	EUR	2,954	2,992,777
Heathrow Finance PLC, 6.63%, 03/01/31(d)	GBP	2,568	3,324,224
HSBC Holdings PLC(a)
(3-mo. LIBOR GBP + 1.31%), 1.75%, 07/24/27		870	1,056,442
(5-year CMT + 3.30%), 6.88%(o)	USD	500	502,119
INEOS Quattro Finance 2 PLC(d)
8.50%, 03/15/29	EUR	2,099	2,425,886
6.75%, 04/15/30		1,495	1,645,008
Informa PLC, 3.13%, 07/05/26(d)	GBP	736	914,068
Kane Bidco Ltd., 6.50%, 02/15/27(b)		6,412	8,195,614
Market Bidco Finco PLC(d)
4.75%, 11/04/27	EUR	2,406	2,545,810
5.50%, 11/04/27	GBP	5,079	6,303,528
Marks & Spencer PLC, 3.75%, 05/19/26(d)		7,361	9,303,522
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(d)(o)		1,557	1,836,605
Motion Finco SARL, 7.38%, 06/15/30(d)	EUR	1,826	1,986,648
National Grid PLC, 0.16%, 01/20/28(d)		4,956	4,906,436
Nationwide Building Society, (5-year UK Government Bond + 5.63%), 5.75%(a)(d)(o)	GBP	1,332	1,650,983
NatWest Group PLC(a)(d)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26		736	929,178
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		733	917,763
Pinewood Finco PLC, 6.00%, 03/27/30(b)		6,391	8,270,753
Pinnacle Bidco PLC, 10.00%, 10/11/28(d)		1,687	2,320,298
Punch Finance PLC, 6.13%, 06/30/26(d)		12,464	15,929,479
Security		Par (000)	Value
United Kingdom (continued)
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(d)	GBP	733	$ 928,633
Stonegate Pub Co. Financing PLC(d)
10.75%, 07/31/29		1,875	2,545,859
(3-mo. EURIBOR + 6.63%), 10.17%, 07/31/29(a)	EUR	1,155	1,306,605
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(d)	GBP	5,048	5,240,094
Virgin Media Secured Finance PLC(d)
4.25%, 01/15/30		4,880	5,537,417
4.13%, 08/15/30		5,975	6,625,843
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(d)		9,699	11,662,202
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(d)		4,058	4,489,563
Vodafone Group PLC(a)
(5-year CMT + 2.77%), 4.13%, 06/04/81	USD	545	490,101
(5-year UK Government Bond + 3.84%), 8.00%, 08/30/86(d)	GBP	5,928	8,312,626
Zegona Finance PLC
6.75%, 07/15/29(d)	EUR	3,321	3,797,554
8.63%, 07/15/29(b)	USD	4,644	4,905,225
			260,225,946
United States — 6.0%
Adient Global Holdings Ltd.(b)
4.88%, 08/15/26		603	594,265
8.25%, 04/15/31		539	558,364
Affinity Interactive, 6.88%, 12/15/27(b)		1,580	1,293,871
Alexander Funding Trust II, 7.47%, 07/31/28(b)		2,591	2,744,316
Allegiant Travel Co., 7.25%, 08/15/27(b)		2,340	2,304,920
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(b)		1,589	1,592,828
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		433	405,422
4.88%, 06/01/28(d)	GBP	11,939	14,089,739
AMC Networks, Inc.
10.25%, 01/15/29(b)	USD	2,651	2,730,530
4.25%, 02/15/29		3,904	2,694,532
4.25%, 02/15/29(b)(r)		1,994	1,772,168
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		987	1,022,302
American Axle & Manufacturing, Inc., 5.00%, 10/01/29		710	642,377
American Tower Corp., 0.45%, 01/15/27	EUR	8,700	8,937,257
Amgen, Inc.
5.25%, 03/02/25	USD	5,091	5,096,514
5.51%, 03/02/26		8,494	8,495,985
5.50%, 12/07/26(d)	GBP	736	958,468
Amkor Technology, Inc., 6.63%, 09/15/27(b)	USD	1,730	1,735,280
Ap Grange Holdings LLC, (Acquired 07/21/24, Cost: $6,909,584), 6.50%, 03/20/45(e)(i)		6,909	6,935,382
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(d)	EUR	7,850	7,782,296
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)		8,014	7,368,237
4.13%, 08/15/26(b)	USD	18,334	15,950,580
Ares Capital Corp.
3.88%, 01/15/26		1,689	1,660,621
2.15%, 07/15/26		224	212,457

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
AT&T, Inc.
2.90%, 12/04/26	GBP	1,490	$ 1,840,290
5.50%, 03/15/27(d)		750	973,163
3.55%, 09/15/55	USD	4,358	3,024,227
ATI, Inc., 7.25%, 08/15/30		879	910,900
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(b)
5.75%, 07/15/27		173	169,819
4.75%, 04/01/28		201	188,874
8.00%, 02/15/31		100	102,233
Bank of America Corp.(a)
(3-mo. CME Term SOFR + 1.07%), 3.37%, 01/23/26		5,163	5,139,253
(3-mo. EURIBOR + 0.91%), 1.95%, 10/27/26(d)	EUR	3,529	3,800,436
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	USD	1,098	1,151,989
Becton Dickinson Euro Finance SARL, 3.55%, 09/13/29	EUR	5,830	6,439,623
Berry Global, Inc., 1.57%, 01/15/26	USD	6,086	5,841,901
BG Energy Capital PLC, 5.13%, 12/01/25(d)	GBP	1,344	1,731,761
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	USD	1,657	1,672,806
Boyd Gaming Corp.
4.75%, 12/01/27		323	316,924
4.75%, 06/15/31(b)		459	428,380
BP Capital Markets PLC, 2.52%, 04/07/28(d)	EUR	4,421	4,724,872
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)	USD	488	517,352
Breeze Aviation Group, Inc., (20.00% PIK), 20.00%, 01/30/28(e)(i)(n)		11,538	11,594,976
Caesars Entertainment, Inc., 4.63%, 10/15/29(b)		1,057	990,981
California Resources Corp., 8.25%, 06/15/29(b)		2,222	2,244,067
Calpine Corp.(b)
5.13%, 03/15/28		890	869,828
5.00%, 02/01/31		497	469,038
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(b)		5,000	5,136,950
Catalent Pharma Solutions, Inc., 5.00%, 07/15/27(b)		946	940,061
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29		835	804,335
5.38%, 04/15/27		377	374,131
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		746	762,348
Chemours Co.(b)
5.75%, 11/15/28		119	109,845
4.63%, 11/15/29		458	397,640
Churchill Downs, Inc.(b)
5.50%, 04/01/27		115	114,315
5.75%, 04/01/30		681	670,415
6.75%, 05/01/31		496	504,962
Cinemark USA, Inc., 7.00%, 08/01/32(b)		547	560,700
Citigroup, Inc.
1.75%, 10/23/26	GBP	1,146	1,388,408
(1-day SOFR + 0.53%), 1.28%, 11/03/25(a)	USD	5,694	5,692,707
(3-mo. EURIBOR + 1.66%), 1.25%, 07/06/26(a)(d)	EUR	3,503	3,766,576
Civitas Resources, Inc., 8.38%, 07/01/28(b)	USD	2,743	2,834,808
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		539	522,540
7.88%, 04/01/30		152	154,978
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		4,786	4,673,834
Security		Par (000)	Value
United States (continued)
Cloud Software Group, Inc.(b) (continued)
9.00%, 09/30/29	USD	2,008	$ 2,007,818
8.25%, 06/30/32		512	526,258
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(b)		2,393	2,430,092
Coca-Cola Co., 5.20%, 01/14/55		11,626	11,571,899
Comcast Corp., 0.25%, 09/14/29	EUR	2,056	1,955,735
CommScope Technologies LLC, 6.00%, 06/15/25(b)	USD	2,011	1,970,780
Comstock Resources, Inc., 5.88%, 01/15/30(b)		771	704,435
Constellium SE, 5.38%, 08/15/32(d)	EUR	2,179	2,352,430
Coty, Inc.(d)
3.88%, 04/15/26		10,185	11,081,181
5.75%, 09/15/28		1,286	1,457,682
CSC Holdings LLC(b)
5.50%, 04/15/27	USD	6,480	5,767,372
11.25%, 05/15/28		1,398	1,363,076
11.75%, 01/31/29		3,068	2,992,956
Dana Financing Luxembourg SARL(d)
3.00%, 07/15/29	EUR	1,111	1,106,637
8.50%, 07/15/31		4,003	4,664,613
DISH DBS Corp., 5.88%, 11/15/24	USD	5,832	5,788,349
DISH Network Corp.(r)
0.00%, 12/15/25(p)		5,722	5,080,049
3.38%, 08/15/26		1,604	1,346,739
Duke Energy Corp., 3.10%, 06/15/28	EUR	3,474	3,758,472
Eli Lilly & Co., 5.05%, 08/14/54	USD	2,445	2,373,274
Encompass Health Corp.
4.50%, 02/01/28		428	416,310
4.75%, 02/01/30		638	613,635
Energizer Holdings, Inc., 4.38%, 03/31/29(b)		624	583,623
EQM Midstream Partners LP(b)
7.50%, 06/01/27		810	828,188
7.50%, 06/01/30		865	930,232
EquipmentShare.com, Inc., 8.63%, 05/15/32(b)		503	518,901
EXO Imaging, Inc., (Acquired 08/14/24, Cost: $403,846), 8.00%, 08/14/25(e)(i)		404	1,082,308
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(b)		896	836,279
Fidelity National Information Services, Inc., 1.50%, 05/21/27	EUR	3,673	3,850,340
Flyr Secured Notes, (10.01% PIK), 10.01%, 05/10/27(e)(n)	USD	6,834	6,611,630
Ford Motor Credit Co. LLC, 4.87%, 08/03/27	EUR	2,261	2,536,155
Freed Corp., 12.00%, 11/21/28(b)(e)	USD	54,024	54,634,898
Freedom Mortgage Corp., 12.00%, 10/01/28(b)		134	144,781
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		533	545,856
9.13%, 05/15/31		258	261,346
Frontier Communications Holdings LLC(b)
5.00%, 05/01/28		978	961,428
6.75%, 05/01/29		1,635	1,626,391
8.75%, 05/15/30		10,024	10,611,657
8.63%, 03/15/31		6,905	7,400,855
Frontier Florida LLC, Series E, 6.86%, 02/01/28		7,885	8,185,576
Frontier North, Inc., Series G, 6.73%, 02/15/28		5,085	5,199,870
Full House Resorts, Inc., 8.25%, 02/15/28(b)		262	261,525
GCI LLC, 4.75%, 10/15/28(b)		1,436	1,355,255
General Mills, Inc.
0.13%, 11/15/25	EUR	5,784	6,123,171
0.45%, 01/15/26		4,514	4,760,271
General Motors Financial Co., Inc., 4.30%, 02/15/29(d)		2,332	2,620,740
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
GFL Environmental, Inc., 4.38%, 08/15/29(b)	USD	1,204	$ 1,128,176
Gilead Sciences, Inc., 5.55%, 10/15/53		4,124	4,225,002
Global Payments, Inc., 4.88%, 03/17/31	EUR	1,697	1,934,488
Goldman Sachs Group, Inc.
0.25%, 01/26/28(d)		4,022	4,015,136
7.25%, 04/10/28	GBP	748	1,026,923
0.88%, 05/09/29(d)	EUR	3,676	3,591,714
Goodyear Europe BV, 2.75%, 08/15/28(d)		1,477	1,481,307
Goodyear Tire & Rubber Co.
5.00%, 05/31/26	USD	350	343,948
4.88%, 03/15/27		125	120,609
5.25%, 04/30/31		178	156,346
5.63%, 04/30/33		131	113,291
GoTo Group, Inc., 5.50%, 05/01/28(b)		1,565	713,842
Green Plains SPE LLC, 11.75%, 02/08/26(b)(e)		91,561	90,874,293
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)		698	644,501
Hanesbrands, Inc.(b)
4.88%, 05/15/26		750	740,913
9.00%, 02/15/31		544	582,873
HCA, Inc.
5.25%, 06/15/26		2,749	2,759,089
5.95%, 09/15/54		6,701	6,684,775
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(b)	EUR	5,180	5,700,750
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc(b)
5.00%, 06/01/29	USD	305	285,441
4.88%, 07/01/31		347	310,089
Home Depot, Inc., 2.38%, 03/15/51		7,094	4,184,223
Homes By West Bay LLC, 11.00%, 02/06/30(e)		38,780	38,973,900
Hyatt Hotels Corp., 5.38%, 04/23/25		2,735	2,736,824
Hyundai Capital America, (1-day SOFR + 1.04%), 5.89%, 06/24/27(a)(d)		600	600,746
International Business Machines Corp., 3.38%, 02/06/27	EUR	3,354	3,685,708
JPMorgan Chase & Co.(a)(d)
(3-mo. EURIBOR + 0.76%), 1.09%, 03/11/27		3,647	3,863,877
(3-mo. LIBOR GBP + 0.68%), 0.99%, 04/28/26	GBP	1,893	2,393,386
Kraft Heinz Foods Co., 4.13%, 07/01/27(d)		440	555,310
Kronos International, Inc., 9.50%, 03/15/29(d)	EUR	869	1,030,199
LABL, Inc., 5.88%, 11/01/28(b)	USD	538	499,499
Lamar Media Corp., 4.88%, 01/15/29		742	721,448
Landsea Homes Corp., 11.00%, 07/17/28(e)		40,108	43,870,130
Lessen, Inc., 13.06%, 01/05/28(b)(e)		20,618	19,304,831
Level 3 Financing, Inc.(b)
4.63%, 09/15/27		1,963	1,781,423
10.00%, 10/15/32		6,744	6,682,086
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		510	521,443
7.50%, 09/01/31		906	935,900
Lightning eMotors, Inc., 7.50%, 05/15/24(b)(g)(m)(r)		3,362	33,620
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29(b)		17,943	15,834,159
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		993	966,356
Lowe’s Cos., Inc., 5.63%, 04/15/53		4,253	4,215,002
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(b)		3,455	3,550,012
Medline Borrower LP, 5.25%, 10/01/29(b)		1,436	1,390,911
Meta Platforms, Inc., 5.40%, 08/15/54		7,300	7,333,371
Microchip Technology, Inc., 0.75%, 06/01/30(b)(r)		810	779,625
MicroStrategy, Inc., 0.63%, 09/15/28(b)(r)		2,169	3,477,991
Morgan Stanley, (3-mo. EURIBOR + 0.83%), 1.34%, 10/23/26(a)	EUR	4,468	4,784,347
Security		Par (000)	Value
United States (continued)
Nasdaq, Inc., 4.50%, 02/15/32	EUR	2,445	$ 2,821,308
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26	USD	561	555,333
6.00%, 01/15/27		238	237,138
5.50%, 08/15/28		194	189,302
5.75%, 11/15/31		291	278,330
NCL Corp. Ltd.(b)
5.88%, 02/15/27		464	463,519
8.13%, 01/15/29		876	928,714
NCR Atleos Corp., 9.50%, 04/01/29(b)		4,683	5,154,137
NCR Voyix Corp.(b)
5.00%, 10/01/28		160	153,915
5.13%, 04/15/29		69	65,942
Netflix, Inc., 3.63%, 05/15/27	EUR	6,616	7,314,685
New Generation Gas Bond, 10.34%, 09/30/29(e)	USD	4,801	4,729,331
Nexstar Media, Inc., 4.75%, 11/01/28(b)		714	671,254
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)		608	611,926
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		665	671,454
8.75%, 06/15/31		777	803,887
Olympus Water U.S. Holding Corp.(b)
4.25%, 10/01/28		554	521,427
9.75%, 11/15/28		2,338	2,480,405
ONEOK Partners LP, 4.90%, 03/15/25		9,738	9,734,784
Oracle Corp., 5.55%, 02/06/53		7,463	7,290,791
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(b)		866	789,798
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		218	214,701
4.25%, 01/15/29		270	253,195
4.63%, 03/15/30		481	447,435
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(b)		578	568,477
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28(b)		562	528,559
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(b)		364	347,635
Palomino Funding Trust I, 7.23%, 05/17/28(b)		665	700,184
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		724	741,289
Paramount Global, 7.88%, 07/30/30		4,960	5,343,479
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, 10/01/28(b)		1,016	1,005,423
PECO Energy Co., 5.25%, 09/15/54		1,050	1,030,081
Performance Food Group, Inc.(b)
5.50%, 10/15/27		319	316,296
4.25%, 08/01/29		679	635,526
Permian Resources Operating LLC, 8.00%, 04/15/27(b)		2,126	2,184,994
Perrigo Finance Unlimited Co., 5.38%, 09/30/32	EUR	1,043	1,157,222
Pioneer Midco Notes, (10.50% PIK), 10.50%, 11/18/30(e)(n)	USD	15,980	16,320,735
Pitney Bowes, Inc., 6.88%, 03/15/27(b)		9,883	9,777,729
Post Holdings, Inc.(b)
5.50%, 12/15/29		488	475,959
4.50%, 09/15/31		721	656,376
PPG Industries, Inc., 1.88%, 06/01/25	EUR	3,378	3,649,330
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)	USD	1,272	1,270,648

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Procter & Gamble Co., 4.88%, 05/11/27	EUR	2,314	$ 2,645,121
Rand Parent LLC, 8.50%, 02/15/30(b)	USD	4,840	4,829,352
RingCentral, Inc., 8.50%, 08/15/30(b)		8,317	8,796,217
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		7,806	7,534,819
11.25%, 12/15/27		6,800	7,005,508
Scotts Miracle-Gro Co., 4.00%, 04/01/31		581	520,132
Seagate HDD Cayman
8.25%, 12/15/29(b)		5,547	5,968,295
8.50%, 07/15/31(b)		3,134	3,378,559
9.63%, 12/01/32		5,055	5,761,072
Service Properties Trust
3.95%, 01/15/28		100	85,818
8.38%, 06/15/29		10,298	10,063,849
4.95%, 10/01/29		284	226,987
4.38%, 02/15/30		705	533,577
8.88%, 06/15/32		11,182	10,397,426
Six Flags Entertainment Corp.(b)
5.50%, 04/15/27		337	334,992
7.25%, 05/15/31		717	734,973
Solventum Corp., 5.40%, 03/01/29(b)		4,311	4,365,886
Sonder Bridge Notes, (14.36% PIK), 14.36%, 12/10/27(e)(n)		3,095	3,083,275
Sonder Holdings, Inc., (14.33% PIK), 14.33%, 12/10/27(e)(n)		23,139	21,781,004
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		5,300	5,716,114
9.75%, 11/15/30		11,900	13,209,869
Spirit Airlines Pass Through Trust 2017-1A, Series A, 3.65%, 08/15/31		4,311	3,768,136
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25(b)		492	490,924
Station Casinos LLC(b)
4.50%, 02/15/28		629	600,330
4.63%, 12/01/31		107	97,229
Stem, Inc., 0.50%, 12/01/28(b)(r)		749	221,400
STL Holding Co. LLC, 8.75%, 02/15/29(b)		1,308	1,389,246
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		2,650	2,858,635
Talos Production, Inc., 9.00%, 02/01/29(b)		727	748,760
Tenet Healthcare Corp., 6.13%, 10/01/28		1,991	1,989,105
Tenneco, Inc., 8.00%, 11/17/28(b)		5,600	5,185,612
Texas Capital Bancshares, Inc., (5-year CMT + 3.15%), 4.00%, 05/06/31(a)		7,458	7,083,903
Thermo Fisher Scientific, Inc., 1.38%, 09/12/28	EUR	3,674	3,781,603
TransDigm, Inc.
5.50%, 11/15/27	USD	936	927,812
4.88%, 05/01/29		951	908,312
Transocean, Inc., 8.25%, 05/15/29(b)		3,021	3,034,921
UKG, Inc., 6.88%, 02/01/31(b)		1,000	1,024,511
UnitedHealth Group, Inc., 5.63%, 07/15/54		4,163	4,234,594
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 10.50%, 02/15/28(b)		8,521	9,076,309
Univision Communications, Inc.(b)
8.00%, 08/15/28		1,320	1,341,446
4.50%, 05/01/29		745	661,387
8.50%, 07/31/31		1,869	1,837,114
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(b)		1,426	1,452,371
Security		Par (000)	Value
United States (continued)
Vantage Drilling International Ltd., 9.50%, 02/15/28(b)	USD	4,464	$ 4,453,376
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		6,621	6,301,306
Verizon Communications, Inc.
1.13%, 11/03/28	GBP	733	819,124
4.25%, 10/31/30	EUR	3,192	3,650,563
Viasat, Inc.(b)
6.50%, 07/15/28	USD	625	471,377
7.50%, 05/30/31		488	320,157
VICI Properties LP/VICI Note Co., Inc.(b)
4.63%, 06/15/25		1,163	1,156,707
4.50%, 09/01/26		939	926,382
Viking Cruises Ltd., 7.00%, 02/15/29(b)		1,331	1,341,408
Vistra Operations Co. LLC(b)
5.63%, 02/15/27		10,588	10,560,681
7.75%, 10/15/31		3,835	4,051,191
Vital Energy, Inc.
9.75%, 10/15/30		220	232,124
7.88%, 04/15/32(b)		645	619,856
Walgreens Boots Alliance, Inc., 3.20%, 04/15/30		816	648,738
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		759	784,509
Wells Fargo & Co.(d)
1.38%, 10/26/26	EUR	3,666	3,866,334
1.50%, 05/24/27		5,570	5,827,507
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	USD	1,770	1,716,658
Xerox Holdings Corp., 5.50%, 08/15/28(b)		692	567,482
Zayo Group Holdings, Inc., 4.00%, 03/01/27(b)		3,298	2,935,249
			993,102,745
Uzbekistan(b) — 0.0%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28		499	499,998
6.95%, 10/17/31		631	632,262
			1,132,260
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		422	409,783
Zambia(b) — 0.1%
First Quantum Minerals Ltd.
6.88%, 10/15/27		4,329	4,278,740
9.38%, 03/01/29		2,816	2,983,862
			7,262,602
Total Corporate Bonds — 12.0% (Cost: $2,188,633,455)			2,009,221,856
Fixed Rate Loan Interests
Netherlands — 0.0%
Cuppa Bidco BV, GBP Term Loan B2, 0.00%, 07/30/29(a)	GBP	1,000	1,189,518
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States(e) — 0.2%
Aspen Owner, LLC, Term Loan, 7.27%, 02/09/27	USD	18,600	$ 18,629,790
OD Intermediate SUBI Holdco II LLC, 1st Lien Mezzanine Term Loan, 10.00%, 04/01/26		8,407	8,247,434
			26,877,224
Total Fixed Rate Loan Interests — 0.2% (Cost: $28,086,439)			28,066,742
Floating Rate Loan Interests(a)
Belgium — 0.1%
Belron Finance 2019 LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.54%, 10/16/31		4,748	4,763,811
Finco Utilitas BV, EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 6.91%, 09/26/30	EUR	2,600	2,832,759
			7,596,570
Canada — 0.0%
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.29%, 02/01/29	USD	1,764	1,759,685
Czech Republic — 0.0%
AI Sirona Luxembourg Acquisition SARL, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.65%, 09/30/28	EUR	4,000	4,357,439
Finland — 0.0%
Mehilainen Yhtiot Oy
2024 EUR 1st Lien Term Loan B5A, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.35%, 08/05/31		4,030	4,394,778
2024 EUR New Money Term Loan B5B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.35%, 08/05/31		2,679	2,919,125
			7,313,903
France — 0.3%
Babilou Group, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.16%, 11/18/30		11,693	12,631,044
Hestiafloor 2 SASU, 08/27/30(s)		2,941	3,197,856
Holding Socotec SAS, 06/02/28(s)		3,955	4,294,264
HomeVi SASU, 2024 EUR Term Loan B, 10/31/29(s)		7,000	7,435,162
Obol France 2.5 SAS, 2024 EUR Term Loan B, 12/31/28(s)		6,000	6,242,466
Parts Europe SA, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.70%, 02/03/31		13,296	14,472,668
Ramsay Generale de Sante SA, 2024 EUR Term Loan B4, 08/13/31(s)		3,000	3,271,538
			51,544,998
Germany — 0.4%
Aenova Holding GmbH, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.75%), 7.14%, 08/22/31		5,660	6,166,987
Apleona Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 6.81%, 04/28/28		7,202	7,835,991
Security		Par (000)	Value
Germany (continued)
Ctec III GmbH, 2022 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.01%, 03/16/29	EUR	3,000	$ 3,262,891
IFCO Management GmbH, 2024 EUR 1st Lien Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.70%, 11/29/29		5,000	5,438,586
Mosel Bidco SE, EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.50%), 7.85%, 09/16/30		11,089	12,086,700
Nidda Healthcare Holding GmbH, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.43%, 02/21/30		7,677	8,358,587
Speedster Bidco GmbH, 2024 EUR Term Loan B, 10/17/31(s)		6,330	6,878,984
Tele Columbus AG, 2024 EUR Term Loan B, (6- mo. EURIBOR at 6.00% Floor + 4.00%), 10.00%, 01/01/29		2,097	1,804,558
TK Elevator Midco GmbH, EUR Term Loan B, (6- mo. EURIBOR at 0.00% Floor + 4.00%), 7.59%, 04/30/30		6,348	6,916,493
			58,749,777
Jersey(e) — 0.1%
Vita Global FinCo Ltd.
1st Lien Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 7.00%), 10.74%, 07/06/27		8,148	8,375,908
GBP Incremental Term Loan, (1-day SONIA + 7.00%), 11.95%, 07/06/27	GBP	4,889	5,973,189
			14,349,097
Luxembourg — 0.3%
Atlas Luxco 4 SARL, 2021 EUR Term Loan, (1-mo. EURIBOR at 0.00% Floor + 3.75%), 6.90%, 05/12/28	EUR	3,990	4,303,490
INEOS Finance PLC, 2024 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 3.50%), 6.65%, 06/23/31		7,860	8,509,887
Speed Midco 3 SARL(e)
(1-day SONIA + 4.95%), 9.90%, 05/16/29	GBP	2,184	2,812,292
2024 EUR Term Loan B2, (6-mo. EURIBOR at 0.00% Floor + 4.95%), 8.11%, 06/05/31	EUR	24,221	26,281,191
Tackle SARL, 2021 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 6.91%, 05/22/28		3,000	3,247,553
			45,154,413
Netherlands — 0.6%
Cypher Bidco BV, 1st Lien Term Loan B, (3-mo. EURIBOR + 4.50%), 7.59%, 12/30/28(e)		19,970	20,961,998
Flora Food Management BV, 2024 GBP Term Loan B11, (1-day SONIA at 0.00% Floor + 5.75%), 10.95%, 01/03/28	GBP	9,449	12,131,507
Median BV, 2021 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.93%), 8.27%, 10/14/27	EUR	7,855	8,395,802
Peer Holding III BV, 2024 EUR Term Loan B6, (3-mo. EURIBOR at 0.00% Floor + 3.25%), 6.60%, 07/01/31		8,000	8,705,132
Pegasus BidCo BV, 2024 EUR Term Loan B2, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 7.04%, 07/12/29		3,333	3,629,930

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Netherlands (continued)
Unit4 Group Holding BV, (3-mo. EURIBOR at 0.00% Floor + 3.50%), 6.85%, 06/29/28	EUR	5,686	$ 6,107,706
Ziggo BV, 2019 EUR Term Loan H, (1-mo. EURIBOR at 0.00% Floor + 3.00%), 6.25%, 01/31/29		41,843	44,711,641
			104,643,716
Norway — 0.0%
Sector Alarm Holding AS, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.25%), 7.76%, 06/14/29		3,255	3,547,000
Spain — 0.3%
Aernnova Aerospace SAU, 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.27%, 02/27/30		7,817	8,483,757
Cervantes Bidco SL, 2024 EUR 1st Lien Term Loan B, 06/13/31(s)		3,708	4,047,730
PAX Holdco Spain SL, 2024 EUR Term Loan B3, (3-mo. EURIBOR at 0.00% Floor + 5.00%), 8.74%, 12/31/29		10,199	11,057,758
Promontoria Challenger I SA, 1st Lien Term Loan, (1-mo. EURIBOR + 3.25%), 6.49%, 12/20/24(e)		13,225	14,385,503
Sirocco Lux SA, 1st Lien Term Loan A, (3-mo. EURIBOR at 0.00% Floor + 3.90%), 7.10%, 03/01/26(e)		14,442	15,708,940
			53,683,688
Sweden — 0.1%
IGT HOLDING IV AB, (3-mo. EURIBOR at 0.00% Floor + 3.75%), 7.10%, 08/29/31		4,000	4,342,863
Platea BC Bidco AB
EUR Delayed Draw Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.46%, 04/03/31		163	178,092
EUR Term Loan, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.35%, 04/03/31		4,167	4,541,354
			9,062,309
United Kingdom — 0.8%
Bellis Acquisition Co. PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 4.00%), 7.09%, 05/14/31		10,319	11,039,642
Belron UK Finance PLC, 2024 EUR Incremental Term Loan B, 10/16/31(s)		6,627	7,209,495
CD&R Firefly Bidco PLC, 2024 GBP Term Loan B6, 06/21/28	GBP	8,014	10,282,587
Eagle Bidco Ltd., 2021 GBP Term Loan B, (1-mo. SONIA + 4.50%), 9.48%, 03/20/28		3,000	3,852,453
Entain PLC, 2024 EUR Term Loan B, (6-mo. EURIBOR at 0.00% Floor + 3.25%), 6.92%, 06/30/28	EUR	6,028	6,563,103
Froneri Lux FinCo SARL, 2024 EUR Term Loan, 09/17/31(s)		8,550	9,279,708
INEOS Quattro Holdings U.K. Ltd., 2023 EUR 1st Lien Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.50%), 7.65%, 04/02/29		7,550	8,183,946
Leased & Tenanted Pubs 1 Ltd., 03/31/28(s)	GBP	2,474	3,198,077
Lorca Finco PLC, 2024 EUR Term Loan B3, (6-mo. EURIBOR at 0.00% Floor + 3.50%), 7.20%, 03/25/31	EUR	11,072	12,055,459
Security		Par (000)	Value
United Kingdom (continued)
Magnavale Holdings Ltd., GBP Term Loan, (3-mo. SONIA + 3.75%), 8.70%, 04/12/28(e)	GBP	15,221	$ 19,589,560
Market Bidco Ltd., EUR Term Loan B1, (3-mo. EURIBOR at 0.00% Floor + 4.75%), 8.29%, 11/04/27	EUR	3,005	3,252,345
Mercia(e)
GBP Term Loan A1, (3-mo. SONIA + 2.40%), 7.35%, 04/09/26	GBP	6,259	8,062,000
GBP Term Loan A2, (3-mo. SONIA + 2.40%), 7.35%, 04/09/26		19,085	24,581,918
GBP Term Loan B1, (3-mo. SONIA + 2.40%), 7.35%, 04/09/26		1,100	1,416,000
Modulaire Group Holdings Ltd., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.18%), 7.52%, 12/15/28	EUR	3,000	3,220,240
WM Morrison, GBP Term Loan B2, (3-mo. SONIA at 0.00% Floor + 5.50%), 10.56%, 11/04/27	GBP	1,995	2,560,955
Zegona Holdco Ltd., EUR Term Loan B, 07/17/29(s)	EUR	3,226	3,524,115
			137,871,603
United States — 2.0%
Aimbridge Acquisition Co., Inc., 2020 Incremental Term Loan B, (3-mo. CME Term SOFR + 4.75%), 9.60%, 02/02/26	USD	8,954	7,891,051
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.54%, 05/12/28		2,653	2,646,741
Alorica, Inc., 1st Lien 2022 Term Loan, (1-mo. CME Term SOFR at 1.50% Floor + 6.88%), 11.56%, 12/21/27(e)		10,288	10,121,479
Altar Bidco, Inc., 2021 2nd Lien Term Loan, (12- mo. CME Term SOFR at 0.50% Floor + 5.60%), 9.75%, 02/01/30		14,590	14,152,409
Amentum Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 09/29/31		5,615	5,610,789
American Auto Auction Group, LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.75%, 12/30/27		1,694	1,703,442
Arsenal AIC Parent LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.94%, 08/18/30		610	610,537
Avaya, Inc., 2023 Exit Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 7.50%0), 12.19%, 08/01/28		42	34,957
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.14%, 10/02/28		4,112	3,964,299
Bausch & Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.09%, 05/10/27		4,397	4,392,094
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 01/31/31		5,417	5,426,738
Boxer Parent Co., Inc., 2024 EUR Term Loan B, (3-mo. EURIBOR at 0.00% Floor + 4.00%), 7.06%, 07/30/31	EUR	5,983	6,483,968
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Caesars Entertainment, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.75%), 7.44%, 02/06/31	USD	8,401	$ 8,396,944
Charter Communications Operating, LLC, 2019 Term Loan B2, (3-mo. CME Term SOFR + 1.75%), 6.34%, 02/01/27		893	891,598
Cloud Software Group, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.60%, 03/30/29		5,262	5,259,445
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.86%, 04/13/29		5,320	5,305,234
CML Terranea Resort, Term Loan, (1-mo. CME Term SOFR + 4.35%), 9.19%, 01/01/28(e)		7,900	7,914,464
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.37%, 09/29/28		3,785	3,779,629
CPPIB OVM Member US LLC, Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.85%, 08/20/31		4,851	4,863,127
CSC Holdings LLC, 2019 Term Loan B5, (3-mo. LIBOR US at 0.00% Floor + 2.50%), 7.17%, 04/15/27		1,831	1,699,531
Digital Room Holdings, Inc., 2021 Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 5.25%), 10.04%, 12/21/28		3,541	3,423,915
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.85%, 08/02/27		2,311	2,313,686
ECL Entertainment LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 8.69%, 08/31/30		10,912	10,919,235
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.04%, 12/29/27(e)		4,107	3,285,750
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.19%, 01/27/29		6,064	6,064,113
First Brands Group, LLC, 2023 EUR Incremental Term Loan, (3-mo. EURIBOR at 1.00% Floor + 5.00%), 8.06%, 03/30/27	EUR	6,192	6,629,763
Galaxy Universal LLC, 1st Lien Term Loan, (6-mo. CME Term SOFR at 1.00% Floor + 6.25%), 11.79%, 11/12/26(e)	USD	18,358	18,197,819
GoTo Group, Inc.
2024 First Out Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.67%, 04/28/28		1,934	1,630,298
2024 Second Out Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.34%, 04/28/28		1,781	613,610
Helios Service Partners LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.87%, 03/19/27(e)		2,394	2,393,563
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 08/02/28		1,095	1,090,387
HLP Hotel LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 3.66%), 8.37%, 09/09/26(e)		16,300	16,300,000
HP LQ Investment LP, Term Loan, (1-mo. CME Term SOFR + 3.00%), 7.92%, 12/09/26(e)		14,920	14,919,921
Security		Par (000)	Value
United States (continued)
Hydrofarm Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 10.35%, 10/25/28(e)	USD	2,633	$ 2,106,674
Indy U.S. Holdco LLC, 2024 EUR Term Loan B, (1-mo. EURIBOR at 0.00% Floor + 4.75%), 7.90%, 03/06/28	EUR	8,698	9,454,989
Instructure Holdings, Inc., 2024 Term Loan, 09/11/31(s)	USD	12,384	12,294,959
J&J Ventures Gaming LLC, Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.80%, 04/26/28		4,031	4,030,012
Jack Ohio Finance LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.55%, 10/04/28		2,076	2,075,641
Level 3 Financing Inc., 2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 11.28%, 04/15/29		1,452	1,482,668
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR + 7.50%), 12.11%, 06/03/28		1,943	1,651,311
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 12.11%, 06/03/28		3,309	2,068,338
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.19%, 05/04/28		1,841	1,844,258
McAfee Corp., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 3.25%), 8.10%, 03/01/29		7,266	7,244,574
Medline Borrower LP, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.44%, 10/23/28		10,517	10,523,623
Naked Juice LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.70%, 01/24/30		523	289,392
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.60%, 07/25/31		2,502	2,500,449
Orion Group Holdco LLC(e)
2022 1st Amendment Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.37%, 03/19/27		455	457,108
2022 First A&R Amendment Incremental DDTL, (3-mo. CME Term SOFR at 1.00% Floor + 6.50%), 11.37%, 03/19/27		2,039	2,049,527
2023 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.87%, 03/19/27		4,521	4,520,777
Delayed Draw Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.87%, 03/19/27		770	766,392
First Lien Delayed Draw Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.87%, 03/19/27		4,558	4,580,871
First Lien Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.87%, 03/19/27		390	391,849
Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.87%, 03/19/27		77	76,559
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.35%, 06/28/30		3,920	3,915,499
Redstone Holdco 2 LP
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.75%), 9.60%, 04/27/29		6,772	3,936,225

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Redstone Holdco 2 LP (continued)
2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.75%), 9.60%, 04/27/28	USD	9,535	$ 7,097,387
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.09%, 03/16/27		4,509	4,517,425
Sodalite Tahoe Hotel LLC, Term Loan, (1-mo. CME Term SOFR + 3.01%), 7.87%, 10/25/26(e)		11,574	11,445,518
Solaris Energy Infrastructure LLC, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.69%, 09/11/29		18,770	18,394,600
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.94%, 03/14/31		3,401	3,393,111
TransDigm, Inc., 2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.10%, 02/28/31		2,317	2,319,093
Vaco Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.79%, 01/21/29		4,206	4,099,607
Verifone Systems, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 9.33%, 08/20/25		8,049	7,444,590
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.00%), 9.80%, 09/01/25		1,424	1,354,607
Waystar Technologies, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.44%, 10/22/29		161	161,354
Xerox Corp., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.64%, 11/17/29		2,203	2,179,302
			329,598,825
Total Floating Rate Loan Interests — 5.0% (Cost: $841,385,906)			829,233,023
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32(d)		890	830,477
Benin — 0.0%
Benin Government International Bond, 7.96%, 02/13/38(b)		396	387,090
Brazil — 0.3%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/25	BRL	61	10,632,135
Series F, 10.00%, 01/01/27		199	32,608,127
Brazilian Government International Bond, 7.13%, 05/13/54	USD	1,684	1,680,884
			44,921,146
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(d)		852	818,184
Cameroon, United Republic Of — 0.0%
Republic of Cameroon International Bond, 9.50%, 07/31/31(d)		851	816,162
Security		Par (000)	Value
Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42	USD	1,499	$ 1,302,631
Colombia — 0.3%
Colombia Government International Bond
4.50%, 01/28/26		1,776	1,755,576
3.88%, 03/22/26	EUR	409	443,969
8.00%, 04/20/33	USD	1,005	1,031,633
8.00%, 11/14/35		355	359,260
11/07/36(c)		1,404	1,387,854
8.75%, 11/14/53		350	355,775
Colombian TES
Series B, 5.75%, 11/03/27	COP	75,048,000	15,356,412
Series B, 6.00%, 04/28/28		153,571,300	30,817,936
			51,508,415
Costa Rica — 0.0%
Costa Rica Government International Bond
6.55%, 04/03/34(d)	USD	540	560,419
7.30%, 11/13/54(b)		544	575,008
			1,135,427
Czech Republic — 0.2%
Czech Republic Government Bond
Series 150, 5.00%, 09/30/30	CZK	315,390	14,362,480
Series 154, 4.50%, 11/11/32		264,680	11,715,819
			26,078,299
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26(d)	USD	537	542,907
5.95%, 01/25/27(d)		1,371	1,371,686
4.50%, 01/30/30(b)		1,565	1,451,537
7.05%, 02/03/31(b)		1,157	1,206,288
4.88%, 09/23/32(b)		1,264	1,151,504
10.75%, 06/01/36(b)	DOP	239,100	4,177,270
			9,901,192
Egypt — 0.1%
Egypt Government Bond, Series 3Y, 24.46%, 10/01/27	EGP	58,433	1,199,530
Egypt Government International Bond
5.63%, 04/16/30(d)	EUR	749	690,479
7.63%, 05/29/32(d)	USD	1,567	1,371,125
8.50%, 01/31/47(b)		655	517,863
7.50%, 02/16/61(b)		768	538,560
			4,317,557
Guatemala — 0.0%
Guatemala Government Bond
5.25%, 08/10/29(d)		1,369	1,326,219
5.25%, 08/10/29(b)		642	621,937
7.05%, 10/04/32(b)		1,184	1,247,270
6.60%, 06/13/36(b)		516	523,418
4.65%, 10/07/41(b)		259	204,610
			3,923,454
Hungary — 0.1%
Hungary Government Bond, 7.00%, 10/24/35	HUF	1,838,490	4,910,821
Hungary Government International Bond
5.25%, 06/16/29(b)	USD	1,454	1,440,369
5.50%, 03/26/36(b)		475	457,633
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hungary (continued)
Hungary Government International Bond (continued)
Series 10Y, 5.38%, 09/12/33(d)	EUR	1,134	$ 1,305,853
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)		1,147	1,337,717
			9,452,393
Indonesia — 0.3%
Indonesia Government International Bond
4.65%, 09/20/32	USD	2,878	2,808,986
5.10%, 02/10/54		800	771,750
Indonesia Treasury Bond
Series FR59, 7.00%, 05/15/27	IDR	174,229,000	11,223,034
Series FR72, 8.25%, 05/15/36		159,164,000	11,180,523
Series FR98, 7.13%, 06/15/38		386,124,000	24,834,098
			50,818,391
Ireland — 0.1%
Ireland Government Bond, 2.60%, 10/18/34(d)	EUR	19,000	20,460,988
Ivory Coast — 0.0%
Ivory Coast Government International Bond
6.38%, 03/03/28(d)	USD	1,279	1,270,213
5.88%, 10/17/31(d)	EUR	1,587	1,622,684
8.25%, 01/30/37(b)	USD	484	481,730
			3,374,627
Jordan — 0.0%
Jordan Government International Bond, 4.95%, 07/07/25(d)		452	447,096
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC, 13.49%, 05/23/28(b)	KZT	817,000	1,663,975
Kenya — 0.0%
Republic of Kenya Government International Bond, 9.75%, 02/16/31(b)	USD	852	855,996
Mexico — 0.3%
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	4,028	19,050,738
Series M, 7.50%, 05/26/33		4,969	21,196,027
Series M, 7.75%, 11/23/34		934	3,985,328
Mexico Government International Bond
3.75%, 01/11/28	USD	1,347	1,293,541
2.66%, 05/24/31		1,829	1,519,785
6.35%, 02/09/35		1,238	1,242,333
6.34%, 05/04/53		385	358,050
			48,645,802
Montenegro — 0.0%
Montenegro Government International Bond, 2.88%, 12/16/27(d)	EUR	663	681,513
Morocco — 0.0%
Morocco Government International Bond, 5.95%, 03/08/28(b)	USD	550	557,425
Security		Par (000)	Value
Nigeria — 0.0%
Nigeria Government International Bond
8.38%, 03/24/29(b)	USD	539	$ 519,035
7.63%, 11/28/47(d)		784	596,334
			1,115,369
Oman(d) — 0.0%
Oman Government International Bond
6.50%, 03/08/47		607	610,794
6.75%, 01/17/48		1,646	1,697,437
			2,308,231
Panama — 0.0%
Panama Government International Bond
7.50%, 03/01/31		1,246	1,308,300
6.40%, 02/14/35		1,516	1,448,538
8.00%, 03/01/38		526	553,615
			3,310,453
Paraguay(d) — 0.0%
Paraguay Government International Bond
2.74%, 01/29/33		812	673,706
5.60%, 03/13/48		482	440,129
			1,113,835
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)		1,457	1,447,704
Peruvian Government International Bond
2.78%, 01/23/31		1,351	1,171,993
08/12/31(b)(c)	PEN	15,884	4,383,769
1.86%, 12/01/32	USD	2,575	1,998,039
7.60%, 08/12/39(b)	PEN	17,277	4,712,221
			13,713,726
Poland — 0.3%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN	36,438	7,912,239
Series 0429, 5.75%, 04/25/29		87,928	22,031,975
Series 0729, 07/25/29(c)		49,805	11,944,988
Series 1034, 5.00%, 10/25/34		28,321	6,573,581
Republic of Poland Government International Bond
4.88%, 10/04/33	USD	581	572,256
5.50%, 04/04/53		889	860,339
			49,895,378
Republic of North Macedonia — 0.0%
North Macedonia Government International Bond, 6.96%, 03/13/27(d)	EUR	538	607,886
Romania — 0.0%
Romanian Government International Bond
5.25%, 11/25/27(b)	USD	722	717,488
2.50%, 02/08/30(d)	EUR	1,581	1,547,759
2.12%, 07/16/31(d)		874	795,312
			3,060,559

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Saudi Arabia — 0.0%
Saudi Government International Bond
4.50%, 04/17/30(d)	USD	1,688	$ 1,660,043
5.00%, 01/18/53(b)		1,283	1,126,233
			2,786,276
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33(d)		811	668,629
Serbia — 0.0%
Serbia International Bond
6.50%, 09/26/33(d)		669	698,269
6.00%, 06/12/34(b)		784	784,000
			1,482,269
South Africa — 0.4%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	668,288	35,906,626
Series 2040, 9.00%, 01/31/40		182,119	8,664,592
Series 2044, 8.75%, 01/31/44		250,724	11,368,148
Series R213, 7.00%, 02/28/31		230,829	11,468,754
Republic of South Africa Government International Bond
5.88%, 04/20/32	USD	1,153	1,101,115
5.00%, 10/12/46		920	664,700
			69,173,935
Spain(b)(d) — 0.6%
Spain Government Bond
3.45%, 10/31/34	EUR	53,560	60,006,515
2.90%, 10/31/46		22,348	21,852,655
3.45%, 07/30/66		17,359	17,621,293
			99,480,463
Thailand — 0.1%
Export Import Bank of Thailand, 3.90%, 06/02/27(d)	USD	300	292,995
Thailand Government Bond, 2.40%, 03/17/29	THB	687,694	20,510,604
			20,803,599
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34(b)	USD	1,008	1,009,512
Turkey — 0.1%
Turkiye Government Bond
Series 10Y, 26.20%, 10/05/33	TRY	275,991	7,455,039
Series 2Y, 37.00%, 02/18/26		318,864	8,956,854
Series 5Y, 31.08%, 11/08/28		92,316	2,603,923
			19,015,816
Ukraine(b)(q) — 0.0%
Ukraine Government International Bond
4.50%, 02/01/29	USD	279	167,108
3.00%, 02/01/30		26	12,163
3.00%, 02/01/34		95	34,814
4.50%, 02/01/34		186	87,207
3.00%, 02/01/35		80	38,932
3.00%, 02/01/36		67	32,276
			372,500
Security		Par (000)	Value
United Kingdom(d) — 0.4%
United Kingdom Gilt
3.75%, 10/22/53	GBP	18,101	$ 19,282,718
0.50%, 10/22/61		102,040	37,613,318
			56,896,036
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	1,181	1,116,045
Uruguay Government International Bond
9.75%, 07/20/33	UYU	53,363	1,310,404
5.75%, 10/28/34	USD	1,493	1,572,270
			3,998,719
Uzbekistan(b) — 0.0%
Republic of Uzbekistan International Bond
5.38%, 05/29/27	EUR	782	851,418
7.85%, 10/12/28	USD	524	546,270
			1,397,688
Total Foreign Agency Obligations — 3.8% (Cost: $670,467,870)			635,109,119

	Shares
Grantor Trust
United States — 0.1%
iShares Bitcoin Trust(f)(g)(k)	430,770	17,136,031
Total Grantor Trust — 0.1% (Cost: $14,836,788)		17,136,031
Investment Companies
United States — 1.9%
Invesco KBW Bank ETF(h)	60,319	3,771,747
iShares 0-5 Year TIPS Bond ETF(f)	190,821	19,221,399
iShares AAA CLO Active ETF(f)	200,000	10,382,000
iShares Biotechnology ETF(f)(h)	125,000	17,536,250
iShares Broad USD High Yield Corporate Bond ETF(f)	505,031	18,751,801
iShares Core S&P Small-Cap ETF(f)	76,782	8,747,005
iShares Latin America 40 ETF(f)(h)	222,628	5,476,649
iShares MSCI Brazil ETF(f)	262,112	7,281,471
iShares MSCI Emerging Markets ETF(f)	56,435	2,508,536
iShares Russell Mid-Cap Growth ETF(f)(h)	24,183	2,885,274
SPDR Blackstone Senior Loan ETF	203,395	8,510,047
SPDR Gold Shares(g)(j)(k)	494,197	125,283,881
SPDR S&P Homebuilders ETF(h)	76,392	8,724,730
VanEck J. P. Morgan EM Local Currency Bond ETF	1,063,266	25,677,874
VanEck Semiconductor ETF(g)(h)	210,654	50,910,859
Total Investment Companies — 1.9% (Cost: $296,109,342)		315,669,523

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Florida — 0.0%
Florida Development Finance Corp., Refunding RB, AMT, 12.00%, 07/15/32(a)(b)	USD	3,435	$ 3,597,050
Texas — 0.1%
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(b)		8,300	8,482,742
Total Municipal Bonds — 0.1% (Cost: $11,668,773)			12,079,792
Non-Agency Mortgage-Backed Securities
Bermuda — 0.0%
RIAL Issuer Ltd., Series 2022-FL8, Class A, (1-mo. Term SOFR + 2.25%), 7.04%, 01/19/37(a)(b)		4,557	4,539,962
Cayman Islands(a)(b) — 0.1%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL2, Class A, (1-mo. Term SOFR + 1.85%), 6.65%, 05/15/37		1,636	1,634,453
FS Rialto, Series 2021-FL3, Class A, (1-mo. Term SOFR + 1.36%), 6.15%, 11/16/36		85	84,922
Greystone CRE Notes Ltd., Series 2021-FL3, Class A, (1-mo. Term SOFR + 1.13%), 5.92%, 07/15/39		3,005	2,994,779
MF1 Ltd., Series 2021-FL6, Class A, (1-mo. Term SOFR + 1.21%), 5.97%, 07/16/36		1,809	1,796,039
MF1 Trust, Series 2021-W10, Class F, (1-mo. Term SOFR + 3.37%), 8.16%, 12/15/34		8,512	8,148,420
			14,658,613
United States — 2.7%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class D, 4.14%, 08/10/35(a)(b)		4,330	4,138,827
Ajax Mortgage Loan Trust(a)(b)
Series 2021-E, Class A1, 1.74%, 12/25/60		19,894	17,133,614
Series 2021-E, Class A2, 2.69%, 12/25/60		3,304	2,454,689
Series 2021-E, Class B1, 3.73%, 12/25/60		2,184	1,463,484
Series 2021-E, Class M1, 2.94%, 12/25/60		1,332	909,288
Alen Mortgage Trust, Series 2021-ACEN, Class D, (1-mo. Term SOFR + 3.21%), 8.02%, 04/15/34(a)(b)		5,222	2,639,722
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class E, 1.75%, 05/15/53(b)		1,650	1,235,762
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60%, 04/14/33(a)(b)		730	713,474
Bayview Commercial Asset Trust(a)(b)
Series 2005-3A, Class M6, (1-mo. Term SOFR + 1.16%), 5.90%, 11/25/35		250	251,806
Series 2006-3A, Class M1, (1-mo. Term SOFR + 0.62%), 5.36%, 10/25/36		259	247,361
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (1-mo. Term SOFR + 1.32%), 6.12%, 03/15/37(a)(b)		4,880	4,196,800
Benchmark Mortgage Trust, Series 2021-B23, Class XA, 1.26%, 02/15/54(a)		54,291	2,934,737
BHMS, Series 2018-ATLS, Class A, (1-mo. Term SOFR + 1.55%), 6.35%, 07/15/35(a)(b)		6,720	6,711,730
BHMS Mortgage Trust, Series 2018-ATLS, Class C, (1-mo. Term SOFR + 2.20%), 7.00%, 07/15/35(a)(b)		1,583	1,579,052
Security		Par (000)	Value
United States (continued)
BMP, Series 2024-MF23, Class E, (1-mo. Term SOFR + 3.39%), 8.19%, 06/15/41(a)(b)	USD	2,352	$ 2,322,600
BSST Mortgage Trust(a)(b)
Series 2021-SSCP, Class A, (1-mo. Term SOFR + 0.86%), 5.67%, 04/15/36		1,885	1,871,407
Series 2021-SSCP, Class B, (1-mo. Term SOFR + 1.21%), 6.02%, 04/15/36		4,640	4,565,253
Series 2021-SSCP, Class C, (1-mo. Term SOFR + 1.46%), 6.27%, 04/15/36		5,595	5,505,619
Series 2021-SSCP, Class D, (1-mo. Term SOFR + 1.71%), 6.52%, 04/15/36		5,138	5,029,111
Series 2021-SSCP, Class E, (1-mo. Term SOFR + 2.21%), 7.02%, 04/15/36		4,449	4,313,506
Series 2021-SSCP, Class F, (1-mo. Term SOFR + 3.01%), 7.82%, 04/15/36		4,252	4,127,992
Series 2021-SSCP, Class G, (1-mo. Term SOFR + 3.91%), 8.72%, 04/15/36		4,814	4,625,900
Series 2021-SSCP, Class H, (1-mo. Term SOFR + 5.02%), 9.82%, 04/15/36		3,414	3,275,219
BWAY Mortgage Trust, Series 2013-1515, Class D, 3.63%, 03/10/33(b)		3,735	3,269,239
BX Commercial Mortgage Trust(b)
Series 2020-VIV4, Class A, 2.84%, 03/09/44		1,425	1,261,375
Series 2020-VKNG, Class G, (1-mo. Term SOFR + 3.36%), 8.17%, 10/15/37(a)		1,050	1,029,158
Series 2021-NWM, Class A, (1-mo. Term SOFR + 1.02%), 5.83%, 02/15/33(a)		18,808	18,588,655
Series 2021-NWM, Class B, (1-mo. Term SOFR + 2.26%), 7.07%, 02/15/33(a)		11,028	10,939,216
Series 2021-NWM, Class C, (1-mo. Term SOFR + 4.36%), 9.17%, 02/15/33(a)		7,282	7,275,012
Series 2021-SOAR, Class G, (1-mo. Term SOFR + 2.91%), 7.72%, 06/15/38(a)		8,070	7,962,926
Series 2021-VINO, Class F, (1-mo. Term SOFR + 2.92%), 7.72%, 05/15/38(a)		5,710	5,638,526
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 5.61%, 10/15/38(a)		1,943	1,931,619
Series 2021-XL2, Class F, (1-mo. Term SOFR + 2.36%), 7.16%, 10/15/38(a)		11,484	11,368,665
Series 2024-KING, Class A, (1-mo. Term SOFR + 1.54%), 6.35%, 05/15/34(a)		3,060	3,060,000
Series 2024-XL5, Class A, (1-mo. Term SOFR + 1.39%), 6.20%, 03/15/41(a)		5,362	5,367,519
BX Trust(a)(b)
Series 2019-OC11, Class D, 3.94%, 12/09/41		8,408	7,617,497
Series 2019-OC11, Class E, 3.94%, 12/09/41		11,784	10,334,712
Series 2021-MFM1, Class E, (1-mo. Term SOFR + 2.36%), 7.17%, 01/15/34		2,212	2,173,290
Series 2021-MFM1, Class F, (1-mo. Term SOFR + 3.11%), 7.92%, 01/15/34		3,430	3,363,551
Series 2024-CNYN, Class A, (1-mo. Term SOFR + 1.44%), 6.25%, 04/15/41		6,307	6,307,327
Series 2024-VLT4, Class E, (1-mo. Term SOFR + 2.89%), 7.69%, 07/15/29		2,571	2,575,041
Series 2024-VLT4, Class F, (1-mo. Term SOFR + 3.94%), 8.74%, 07/15/29		6,427	6,423,857
CAMB Commercial Mortgage Trust, Series 2019- LIFE, Class E, (1-mo. Term SOFR + 2.45%), 7.25%, 12/15/37(a)(b)		1,358	1,355,809
CD Mortgage Trust, Series 2017-CD6, Class B, 3.91%, 11/13/50(a)		864	796,948

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Commercial Mortgage Trust, Series 2024-WCL1, Class E, (1-mo. Term SOFR + 4.49%), 9.29%, 06/15/41(a)(b)	USD	3,030	$ 3,021,360
CONE Trust, Series 2024-DFW1, Class E, (1-mo. Term SOFR + 3.89%), 8.69%, 08/15/41(a)(b)		2,960	2,956,307
CSAIL Commercial Mortgage Trust, Series 2016- C5, Class C, 4.63%, 11/15/48(a)		640	602,623
CSMC(b)
Series 2020-FACT, Class E, (1-mo. Term SOFR + 5.23%), 10.28%, 10/15/37(a)		1,103	1,014,308
Series 2020-NET, Class A, 2.26%, 08/15/37		2,122	2,040,000
Series 2022-LION, Class A, (1-mo. Term SOFR + 3.44%), 8.24%, 02/15/25(a)(e)		11,900	11,635,238
DBGS Mortgage Trust(a)(b)
Series 2018-BIOD, Class A, (1-mo. Term SOFR + 1.10%), 5.90%, 05/15/35		386	384,435
Series 2018-BIOD, Class D, (1-mo. Term SOFR + 1.60%), 6.40%, 05/15/35		1,531	1,511,734
Series 2018-BIOD, Class F, (1-mo. Term SOFR + 2.30%), 7.10%, 05/15/35		6,375	6,285,110
ELM Trust, Series 2024-ELM, Class E10, 7.79%, 06/10/39(a)(b)		5,730	5,777,585
ELP Commercial Mortgage Trust, Series 2021- ELP, Class F, (1-mo. Term SOFR + 2.78%), 7.59%, 11/15/38(a)(b)		6,585	6,540,061
Extended Stay America Trust(a)(b)
Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 7.17%, 07/15/38		12,678	12,693,616
Series 2021-ESH, Class E, (1-mo. Term SOFR + 2.96%), 7.77%, 07/15/38		8,862	8,878,521
Freddie Mac STACR REMIC Trust, Series 2022- DNA1, Class B1, (30-day Avg SOFR + 3.40%), 8.26%, 01/25/42(a)(b)		2,121	2,183,205
GCT Commercial Mortgage Trust, Series 2021- GCT D, Class D, (1-mo. Term SOFR + 2.46%), 7.27%, 02/15/38(a)(b)		810	4,051
GS Mortgage Securities Corp. Trust(a)(b)
Series 2021-DM, Class E, (1-mo. Term SOFR + 3.05%), 7.85%, 11/15/36		12,756	12,621,789
Series 2021-IP, Class A, (1-mo. Term SOFR + 1.06%), 5.87%, 10/15/36		1,493	1,480,893
Series 2021-ROSS, Class A, (1-mo. Term SOFR + 1.41%), 6.22%, 05/15/26		1,480	1,380,199
Series 2022-ECI, Class A, (1-mo. Term SOFR + 2.19%), 7.00%, 08/15/39		1,358	1,358,507
GS Mortgage Securities Trust
Series 2020-GC47, Class AS, 2.73%, 05/12/53		4,426	3,785,089
Series 2020-GSA2, Class XA, 1.70%, 12/12/53(a)(b)		2,162	161,706
HILT Commercial Mortgage Trust(a)(b)
Series 2024-ORL, Class A, (1-mo. Term SOFR + 1.54%), 6.35%, 05/15/37		5,135	5,131,791
Series 2024-ORL, Class D, (1-mo. Term SOFR + 3.19%), 7.99%, 05/15/37		5,699	5,642,123
Hudson Yards Mortgage Trust, Series 2016-10HY, Class E, 2.98%, 08/10/38(a)(b)		897	828,780
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(b)		2,215	2,154,007
Security		Par (000)	Value
United States (continued)
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2018-WPT, Class DFL, (1-mo. Term SOFR + 2.49%), 7.14%, 07/05/33	USD	1,253	$ 976,590
Series 2021-INV5, Class F, (1-mo. Term SOFR + 3.31%), 8.12%, 04/15/38		3,330	3,296,700
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.81%), 7.62%, 04/15/38		7,630	7,582,313
Series 2022-OPO, Class C, 3.56%, 01/05/39		3,082	2,691,723
JP Morgan Mortgage Trust(a)(b)
Series 2021-INV7, Class A2A, 2.50%, 12/25/51		15,714	12,692,970
Series 2021-INV7, Class A3A, 2.50%, 02/25/52		23,355	20,577,018
Series 2021-INV7, Class A4A, 2.50%, 02/25/52		10,574	7,155,847
JW Commercial Mortgage Trust, Series 2024- MRCO, Class D, (1-mo. Term SOFR + 3.19%), 7.99%, 06/15/39(a)(b)		2,120	2,122,474
LBA Trust, Series 2024-BOLT, Class F, (1-mo. Term SOFR + 4.44%), 9.24%, 06/15/26(a)(b)		929	926,409
MCM Trust(e)
2.50%, 09/25/31		7,077	6,809,757
3.00%, 09/25/31		8,940	5,822,390
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39(b)		2,698	2,718,638
MHC Commercial Mortgage Trust(a)(b)
Series 2021-MHC, Class E, (1-mo. Term SOFR + 2.22%), 7.02%, 04/15/38		7,877	7,847,262
Series 2021-MHC, Class F, (1-mo. Term SOFR + 2.72%), 7.52%, 04/15/38		902	895,965
MHP Trust, Series 2021-STOR, Class G, (1-mo. Term SOFR + 2.86%), 7.67%, 07/15/38(a)(b)		3,936	3,896,640
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		2,110	1,894,262
PKHL Commercial Mortgage Trust, Series 2021- MF, Class F, (1-mo. Term SOFR + 3.46%), 8.27%, 07/15/38(a)(b)		929	525,997
Ready Capital Mortgage Financing LLC, Series 2022-FL10, Class A, (1-mo. Term SOFR + 2.55%), 7.29%, 10/25/39(a)(b)		9,554	9,589,638
SREIT Trust(a)(b)
Series 2021-MFP, Class A, (1-mo. Term SOFR + 0.85%), 5.65%, 11/15/38		1,536	1,529,189
Series 2021-MFP, Class F, (1-mo. Term SOFR + 2.74%), 7.54%, 11/15/38		9,404	9,351,462
Series 2021-MFP2, Class F, (1-mo. Term SOFR + 2.73%), 7.54%, 11/15/36		4,565	4,527,909
Starwood Trust, Series 2021-FLWR, Class E, (1- mo. Term SOFR + 2.04%), 6.84%, 07/15/36(a)(b)		3,290	3,257,100
TVC DSCR(e)
Series 21-1, 0.00%, 02/01/51		6,340	5,479,750
Series 21-1, Class A, 2.38%, 02/01/51		15,517	14,239,077
UBS Commercial Mortgage Trust, Series 2019- C17, Class A4, 2.92%, 10/15/52		1,175	1,053,385
VNDO Trust, Series 2016-350P, Class D, 3.90%, 01/10/35(a)(b)		2,150	2,033,364
Wells Fargo Commercial Mortgage Trust(a)
Series 2015-C28, Class AS, 3.87%, 05/15/48		3,230	3,189,556
Series 2018-1745, Class A, 3.75%, 06/15/36(b)		2,162	1,926,370
Series 2020-C58, Class XA, 1.80%, 07/15/53		29,778	2,378,138
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Wells Fargo Commercial Mortgage Trust(a) (continued)
Series 2021-C59, Class XA, 1.51%, 04/15/54	USD	24,577	$ 1,684,055
Series 2024-1CHI, Class A, 5.31%, 07/15/35(b)		2,620	2,614,079
			452,245,960
Total Non-Agency Mortgage-Backed Securities — 2.8% (Cost: $503,340,679)			471,444,535

		Benefical Interest (000)
Other Interests
Canada — 0.1%
Sprott Private Resource Streaming(e)(t)	USD	21,280	16,202,322
Total Other Interests — 0.1% (Cost: $21,471,327)			16,202,322

		Par (000)
Preferred Securities
Capital Trusts — 0.4%(a)
France(o) — 0.1%
Alstom SA, 5.87%(d)	EUR	1,000	1,130,468
BNP Paribas SA, 4.63%(b)	USD	848	792,357
Electricite de France SA(d)
6.00%	GBP	700	899,908
3.38%	EUR	1,600	1,604,823
5.13%		600	656,729
5.63%		600	668,561
7.38%	GBP	1,200	1,582,156
			7,335,002
Germany(d) — 0.1%
Bayer AG
5.38%, 03/25/82	EUR	1,100	1,186,630
Series NC5, 6.63%, 09/25/83		900	1,022,774
Commerzbank AG, 6.50%(o)		4,000	4,422,247
			6,631,651
Hong Kong — 0.0%
NWD Finance BVI Ltd., 4.13%(d)(o)	USD	400	252,000
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk PT, 4.30%(d)(o)		250	237,918
Italy — 0.0%
Snam SpA, 4.50%(d)(o)	EUR	1,200	1,316,069
Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(b)(o)	USD	607	587,272
Netherlands(o) — 0.0%
ING Groep NV
3.88%		2,400	2,132,042
7.25%(d)		2,850	2,850,000
			4,982,042
Philippines — 0.0%
Rizal Commercial Banking Corp., 6.50%(d)(o)		1,000	997,500
Security		Par (000)	Value
Singapore — 0.0%
DBS Group Holdings Ltd., 3.30%(d)(o)	USD	1,000	$ 992,187
South Korea — 0.0%
Shinhan Financial Group Co. Ltd., 2.88%(d)(o)		1,000	960,937
Spain — 0.0%
CaixaBank SA, 5.88%(d)(o)	EUR	2,000	2,194,535
Switzerland(b)(o) — 0.0%
UBS Group AG
4.88%	USD	886	840,237
6.85%		4,500	4,460,513
			5,300,750
Thailand — 0.0%
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)(o)		596	582,776
United Arab Emirates(d)(o) — 0.0%
Abu Dhabi Commercial Bank PJSC, 8.00%		555	596,975
MAF Global Securities Ltd., 6.38%		629	626,248
			1,223,223
United Kingdom — 0.1%
Barclays PLC, 4.38%(o)		848	748,301
Centrica PLC, 6.50%, 05/21/55(d)	GBP	925	1,216,001
HSBC Holdings PLC, 4.75%(d)(o)	EUR	2,882	3,052,651
Nationwide Building Society, 7.50%(d)(o)	GBP	1,700	2,175,626
			7,192,579
United States — 0.1%
Citigroup, Inc., Series Y, 4.15%(o)	USD	794	759,408
Edison International, 7.88%, 06/15/54		1,465	1,532,315
Paramount Global, 6.38%, 03/30/62		5,563	5,150,269
USB Capital IX, 5.94%(o)		3,935	3,365,363
Venture Global LNG, Inc., 9.00%(b)(o)		4,526	4,525,661
			15,333,016
			56,119,457

	Shares
Preferred Stocks — 2.6%
Brazil — 0.2%
Cia Energetica de Minas Gerais	2,877,840	5,660,199
Gerdau SA	938,986	2,972,451
Itau Unibanco Holding SA	241,961	1,465,771
Neon Pagamentos SA, Series F(e)	39,435	16,087,903
Petroleo Brasileiro SA	932,437	5,792,145
		31,978,469
China — 0.3%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $33,821,714)(e)(i)	308,665	55,775,766
Finland — 0.0%
Aiven, Series D(e)	86,562	4,832,756
Germany — 0.0%
Henkel AG & Co. KGaA	66,518	5,759,987
Volocopter GmbH, Series D, (Acquired 03/03/21, Cost: $22,418,516)(e)(i)	4,218	—
		5,759,987

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
India — 0.0%
Think & Learn Private Ltd., Series F, (Acquired 12/11/20, Cost: $13,030,114)(e)(i)	4,047	$ —
Israel(e)(i) — 0.1%
Deep Instinct Ltd.
Series D-2, (Acquired 03/19/21, Cost: $11,638,040)	1,914,819	8,559,241
Series D-4, (Acquired 09/20/22, Cost: $10,933,893)	1,550,832	7,971,276
		16,530,517
United Kingdom — 0.1%
10X Future Technologies Service Ltd., Series D, (Acquired 12/19/23, Cost: $21,869,474)(e)(i)	637,808	10,321,396
United States(e) — 1.9%
Breeze Aviation Group, Inc., Series B, (Acquired 07/30/21, Cost: $10,090,875)(i)	18,683	3,120,435
Bright Machines
Series C	927,532	3,144,333
Series C-1	1,932,080	4,675,634
Caresyntax, Inc.
Series C-2	75,157	5,988,510
Series C3	9,724	642,659
Coreweave, Inc., 10.00%, 03/25/49	9,812,000	12,166,880
Databricks, Inc.(i)
Series F, (Acquired 10/22/19, Cost: $11,769,837)	822,138	70,194,142
Series G, (Acquired 02/01/21, Cost: $13,141,188)	222,270	18,977,413
Davidson Homes LLC, 12.00%, 04/01/49	33,520	31,139,074
Dream Finders Homes, Inc., 9.00%, 12/31/49	38,156	37,488,270
Exo Imaging, Inc., Series C, (Acquired 06/24/21, Cost: $8,339,244)(i)	1,423,565	2,804,423
GM Cruise Holdings LLCClass G, (Acquired 03/25/21, Cost: $9,841,593)(i)	373,495	3,051,454
Insight M, Inc., Series D	6,123,315	1,985,179
Jumpcloud, Inc.(i)
Series E-1, (Acquired 10/30/20, Cost: $11,778,091)	6,458,349	13,820,867
Series F, (Acquired 09/03/21, Cost: $2,543,928)	424,788	909,046
Lessen Holdings, Inc.	1,100,813	4,733,496
Loadsmart, Inc.(i)
Series C, (Acquired 10/05/20, Cost: $10,694,460)	1,250,814	8,830,747
Series D, (Acquired 01/27/22, Cost: $2,628,040)	131,402	1,388,919
Lookout, Inc., Series F PREF, (Acquired 09/19/14, Cost: $50,945,690)(i)	4,459,883	8,785,970
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $7,559,970)(i)	329,191	4,858,859
Noodle Partners, Inc., Series C, (Acquired 08/26/21, Cost: $9,816,153)(i)	1,099,886	2,551,736
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $5,269,814)(i)	200,937	6,233,066
RapidSOS, Series C-1	5,162,136	5,007,272
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $9,126,025)(i)	399,649	3,373,038
SambaNova Systems, Inc.(i)
Series C, (Acquired 02/19/20, Cost: $11,739,902)	220,503	9,620,546
Security	Shares	Value
United States (continued)
SambaNova Systems, Inc.(i) (continued)
Series D, (Acquired 04/09/21, Cost: $6,878,356)	72,390	$ 3,765,728
SCI PH Parent, Inc., Series F, (Acquired 02/10/23, Cost: $3,949,000), 12.50%, 12/31/79(i)	3,949	3,969,772
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $3,799,839)(i)	252,991	1,730,458
Source Global PBC(i)
Series D-2, (Acquired 05/16/24, Cost: $0)	28,596	191,307
Series D-3, (Acquired 05/15/24, Cost: $1,520,919)	41,772	647,466
Ursa Major Technologies, Inc.(i)
Series C, (Acquired 09/13/21, Cost: $9,742,600)	1,633,349	5,210,383
Series D, (Acquired 10/14/22, Cost: $1,326,170)	200,098	664,325
Verge Genomics, Inc.(i)
Series B, (Acquired 11/05/21, Cost: $9,084,160)	1,705,369	11,050,791
Series C PRVT, (Acquired 09/06/23, Cost: $1,451,493)	201,843	1,457,306
Versa Networks, Inc., Series E CONV Preferred, (Acquired 10/14/22, Cost: $5,641,940), 12.00%, 10/07/32(i)	1,933,359	9,782,797
Zero Mass Water, Inc.(i)
Series C-1 PREF, (Acquired 05/07/20, Cost: $8,796,956)	558,055	5,429,875
Series D Preferred, (Acquired 07/05/22, Cost: $1,648,279)	40,240	701,786
		310,093,962
		435,292,853
Trust Preferreds — 0.1%
United States — 0.1%
Citigroup Capital XIII, 11.22%, 10/30/40(a)	437,061	13,238,578
Wells Fargo & Co., Series L, 7.50%(o)	5,825	7,193,176
		20,431,754
Total Preferred Securities — 3.1% (Cost: $581,896,421)		511,844,064

		Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities(a) — 0.1%
Fannie Mae-Aces, Series 2018-M13, Class A2, 3.74%, 09/25/30	USD	1,607	1,534,121
Freddie Mac Multifamily Structured Pass Through Certificates
Series K105, Class X1, 1.52%, 01/25/30		11,771	751,604
Series K109, Class X1, 1.58%, 04/25/30		14,950	1,023,448
Series K110, Class X1, 1.69%, 04/25/30		8,594	613,154
Series K116, Class X1, 1.42%, 07/25/30		7,697	484,979
Series K120, Class X1, 1.03%, 10/25/30		49,700	2,376,388
Series KL06, Class XFX, 1.36%, 12/25/29		8,414	385,411
Series KW09, Class X1, 0.80%, 05/25/29		56,640	1,491,500
			8,660,605
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities — 0.6%
Uniform Mortgage-Backed Securities, 3.50%, 11/14/54(u)	USD	119,526	$ 106,850,245
Total U.S. Government Sponsored Agency Securities — 0.7% (Cost: $118,942,339)			115,510,850
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes, 2.13%, 04/15/29(v)		64,884	65,570,794
U.S. Treasury Notes, 4.63%, 09/30/28(v)		75,000	76,230,469
Total U.S. Treasury Obligations — 0.8% (Cost: $139,937,914)			141,801,263

	Shares
Warrants
Brazil — 0.0%
Lavoro Ltd., (Issued 12/27/22, Exercisable 12/27/23, 1 Share for 1 Warrant, Expires 12/27/27, Strike Price USD 11.50)(g)	95,675	26,732
Israel(g) — 0.0%
Deep Instinct Ltd., Series C, (Acquired 09/20/22, Cost: $0), (Exercisable 09/20/22, 1 Share for 1 Warrant, Expires 09/20/32, Strike Price USD 0.01)(e)(i)	109,339	12,027
Innovid Corp., (Issued/Exercisable 01/28/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)	49,253	1,113
		13,140
United Kingdom — 0.0%
10X Future Technologies Service Ltd., (Acquired 12/19/23, Cost: $0), (Issued 12/19/23, Expires 11/17/30, Strike Price GBP 0.01)(e)(g)(i)	768,436	753,054
United States(g) — 0.1%
Crown PropTech Acquisitions, (Issued 02/05/21, 1 Share for 1 Warrant, Expires 02/01/26, Strike Price USD 11.50)(e)	271,336	10,799
Crown PropTech Acquisitions, (Issued/Exercisable 01/25/21, 1 Share for 1 Warrant, Expires 12/31/27, Strike Price USD 11.50)(e)	162,368	2
Davidson Homes LLC, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	232,643	2,498,586
EVgo, Inc., (Issued/Exercisable 11/10/20, 1 Share for 1 Warrant, Expires 09/15/25, Strike Price USD 11.50)	146,070	224,948
Flyr Warrants, (Issued/Exercisable 05/10/22, 1 Share for 1 Warrant, Expires 05/10/32, Strike Price USD 3.95)(e)	35,428	191,311
Green Plains, Inc., (Issued 02/05/21, 1 Share for 1 Warrant, Expires 04/28/26, Strike Price USD 22.00)	1,464,976	2,433,984
Security	Shares	Value
United States (continued)
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 11.17)(e)	27,300	$ 85,722
Hawkeye 360, (Issued 07/07/23, 1 Share for 1 Warrant, Expires 07/07/33, Strike Price USD 0.01)(e)	240,240	1,393,392
Hippo Holdings, Inc., (Issued/Exercisable 01/04/21, 0.04 Shares for 1 Warrant, Expires 08/02/26, Strike Price USD 287.50)	123,393	370
Insight M, Inc., (Issued 01/31/24, Strike Price USD 0.34)(e)	6,344,820	763,282
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	111,795	11
Lightning eMotors, Inc., (Issued/Exercisable 05/13/20, 1 Share for 1 Warrant, Expires 05/18/25, Strike Price USD 11.50)	292,348	29
New York Community Bancorp, Inc. Series C, PIPE, (Acquired 04/10/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(i)	1,717	3,376,858
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	226,443	725
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	254,485	7,762
RapidSOS, (Issued 12/13/23, Expires 12/13/33, Strike Price USD 0.01)(e)	2,862,231	2,747,742
Sarcos Technology & Robotics Corp., (Issued 01/15/21, 1 Share for 1 Warrant, Expires 06/15/27, Strike Price USD 69.00)	92,406	2,818
Versa Networks, Inc., (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(i)	238,291	1,022,268
Volato Group, Inc., (Acquired 12/03/23, Cost: $181,758), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(i)	181,758	818
		14,761,427
Total Warrants — 0.1% (Cost: $2,553,478)		15,554,353
Total Long-Term Investments — 97.4% (Cost: $13,403,121,983)		16,279,238,900

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Short-Term Securities
Foreign Agency Obligations — 0.0%
Egypt — 0.0%
Egypt Treasury Bills(w)
Series 364D, 25.98%, 02/18/25	EGP	211,100	$ 3,968,407
Series 364D, 26.64%, 03/18/25		352,275	6,485,890
			10,454,297

	Shares
Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(x)(y)	112,873,766	112,952,777
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(f)(x)	185,224,980	185,224,980
		298,177,757

		Par (000)
Time Deposits — 0.0%
Canada — 0.0%
BNP Paribas, 2.59%, 11/01/24	CAD	128	92,019
Hong Kong — 0.0%
Hongkong & Shanghai Banking Corp. Ltd., 3.21%, 11/01/24	HKD	1,179	151,603
South Africa — 0.0%
Brown Brothers Harriman & Co., 6.08%, 11/01/24	ZAR	1,039	58,950
			302,572
U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes, 4.25%, 12/31/24(j)(k)(w)	USD	62,431	62,391,781
Total Short-Term Securities — 2.2% (Cost: $370,942,249)			371,326,407
Options Purchased — 0.4% (Cost: $101,200,888)			74,893,473
Total Investments Before Options Written — 100.0% (Cost: $13,875,265,120)			16,725,458,780
Options Written — (0.3)% (Premiums Received: $(58,082,038))			(57,236,268)
Total Investments, Net of Options Written — 99.7% (Cost: $13,817,183,082)			16,668,222,512
Other Assets Less Liabilities — 0.3%			50,092,344
Net Assets — 100.0%			$ 16,718,314,856

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Non-income producing security.
(h)	All or a portion of this security is on loan.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $473,146,078, representing 2.8% of its net assets as of period end, and an original cost of $544,400,807.

(j)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(k)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(l)	Investment does not issue shares.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)	Perpetual security with no stated maturity date.
(p)	Zero-coupon bond.
(q)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(r)	Convertible security.
(s)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(u)	Represents or includes a TBA transaction.
(v)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(w)	Rates are discount rates or a range of discount rates as of period end.
(x)	Annualized 7-day yield as of period end.
(y)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Par/Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
Bio City Development Co. B.V, 8.00%, 07/06/24(a)	$ 5,634,000	$ —	$ (5,774,768)	$ (135,075,232)	$ 135,216,000	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	167,467,226	—	(54,613,912)(b)	59,463	40,000	112,952,777	112,873,766	291,497 (c)	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	351,977,140	—	(166,752,160)(b)	—	—	185,224,980	185,224,980	9,107,064	—
iShares 0-5 Year TIPS Bond ETF	18,925,627	—	—	—	295,772	19,221,399	190,821	392,010	—
iShares AAA CLO ETF	—	10,354,000	—	—	28,000	10,382,000	200,000	54,395	—
iShares Biotechnology ETF	—	17,885,548	—	—	(349,298)	17,536,250	125,000	25,059	—
iShares Bitcoin Trust	1,443,510	14,911,612	(1,692,656)	(174,210)	2,647,775	17,136,031	430,770	—	—
iShares Broad USD High Yield Corporate Bond ETF	—	63,103,507	(44,535,111)	135,427	47,978	18,751,801	505,031	465,152	—
iShares Core S&P Small-Cap ETF	—	8,926,721	—	—	(179,716)	8,747,005	76,782	39,530	—
iShares iBoxx $ High Yield Corporate Bond ETF(a)	—	157,913,641	(157,306,581)	(607,060)	—	—	—	668,865	—
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,215,901	—	(13,126,580)	459,229	451,450	—	—	231,885	—
iShares JP Morgan USD Emerging Markets Bond ETF(a)	10,305,836	—	(10,994,951)	493,062	196,053	—	—	265,978	—
iShares Latin America 40 ETF	10,159,239	—	(3,644,333)	(232,992)	(805,265)	5,476,649	222,628	245,620	—
iShares MSCI Brazil ETF	13,555,549	—	(4,928,573)	(2,164,793)	819,288	7,281,471	262,112	399,439	—
iShares MSCI Emerging Markets ETF	2,313,271	—	—	—	195,265	2,508,536	56,435	16,358	—
iShares Russell Mid-Cap Growth ETF	5,196,443	—	(2,560,174)	254,274	(5,269)	2,885,274	24,183	9,086	—
Quintis Australia Pty. Ltd., 12.00%, 10/01/28	8	—	—	—	122,311	8	82,684,528	—	—
Quintis Australia Pty. Ltd., 7.50%, 10/01/26	20,325,621	—	—	—	(5,300,838)	15,013,243	92,389,186	—	—
Quintis HoldCo. Pty. Ltd.	283	—	—	—	5	288	43,735,802	—	—
				$ (136,852,832)	$ 133,419,511	$ 423,117,712		$ 12,211,938	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	1,282	11/28/24	$ 62,364	$ (712,672)
Exchange Traded Bitcoin Futures(a)	90	11/29/24	31,709	494,037
Euro BOBL	6,223	12/06/24	799,765	(5,719,351)
Euro BTP	290	12/06/24	37,712	168,465
Euro Bund	3,021	12/06/24	433,107	(6,645,267)
Euro OAT	768	12/06/24	104,140	(1,262,093)
Euro-Schatz	747	12/06/24	86,569	(77,842)
Nikkei 225 Index	1,540	12/12/24	389,023	24,769,080
10-Year Australian Treasury Bonds	4,662	12/16/24	343,146	(17,878,642)
Carbon Emissions(a)	50	12/16/24	3,512	(210,012)
U.S. Long Bond	1,058	12/19/24	124,844	(6,892,736)
E-mini Russell 2000 Index	662	12/20/24	73,105	(189,439)
Euro Stoxx Banks Index	2,024	12/20/24	15,907	95,369

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
MSCI Emerging Markets Index	303	12/20/24	$ 17,066	$ 311,236
Long Gilt	514	12/27/24	62,328	(3,321,897)
5-Year U.S. Treasury Note	27,904	12/31/24	2,992,922	(75,847,627)
				(92,919,391)
Short Contracts
30-Year Euro Buxl Bond	84	12/06/24	12,094	257,579
10-Year Japanese Government Treasury Bonds	81	12/13/24	76,868	13,768
10-Year U.S. Treasury Note	5,053	12/19/24	558,199	5,541,166
10-Year U.S. Ultra Long Treasury Note	14,677	12/19/24	1,669,738	65,556,176
Ultra U.S. Treasury Bond	1,271	12/19/24	159,511	7,021,035
Euro Stoxx 50 Index	616	12/20/24	32,413	290,650
FTSE 100 Index	73	12/20/24	7,659	208,000
NASDAQ 100 E-Mini Index	1,192	12/20/24	477,319	(7,204,097)
S&P 500 E-Mini Index	2,651	12/20/24	760,638	5,497,973
2-Year U.S. Treasury Note	23,940	12/31/24	4,930,705	45,216,171
				122,398,421
				$ 29,479,030

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,789,000	BRL	27,451,044	BNP Paribas SA	11/04/24	$ 40,424
USD	6,994,858	BRL	40,415,591	BNP Paribas SA	11/04/24	3,630
USD	2,419,000	BRL	13,920,668	Goldman Sachs International	11/04/24	10,955
TRY	328,787,164	USD	9,487,000	Barclays Bank PLC	11/12/24	43,369
TRY	181,924,878	USD	5,001,000	UBS AG	11/12/24	272,355
TRY	257,774,023	USD	7,085,000	UBS AG	11/18/24	336,576
USD	4,350,261	COP	18,110,138,523	Citibank N.A.	11/20/24	266,494
USD	49,367,540	COP	207,274,555,623	Citibank N.A.	11/20/24	2,627,916
USD	26,062,194	CZK	584,276,084	Bank of America N.A.	11/20/24	954,953
USD	2,434,675	CZK	54,869,097	BNP Paribas SA	11/20/24	76,865
USD	5,232,364	HUF	1,847,962,234	Morgan Stanley & Co. International PLC	11/20/24	311,747
USD	610,309	HUF	216,920,990	Nomura International PLC	11/20/24	32,708
USD	3,984,716	IDR	60,619,480,132	Deutsche Bank AG	11/20/24	125,971
USD	9,489,951	IDR	144,195,064,763	Morgan Stanley & Co. International PLC	11/20/24	311,186
USD	11,860,448	IDR	180,213,573,255	Morgan Stanley & Co. International PLC	11/20/24	388,917
USD	28,049,679	MXN	548,125,784	BNP Paribas SA	11/20/24	733,013
USD	4,010,852	MXN	78,520,430	Goldman Sachs International	11/20/24	97,670
USD	2,888,280	PEN	10,883,618	Barclays Bank PLC	11/20/24	4,705
USD	18,042,693	PEN	67,682,651	Barclays Bank PLC	11/20/24	110,416
USD	4,460,649	PEN	16,794,343	Citibank N.A.	11/20/24	11,048
USD	25,841,288	PLN	99,179,327	Barclays Bank PLC	11/20/24	1,074,783
USD	3,542,494	PLN	13,630,950	Morgan Stanley & Co. International PLC	11/20/24	138,650
USD	2,148,214	THB	70,558,080	Goldman Sachs International	11/20/24	55,127
USD	18,968,245	THB	624,055,256	HSBC Bank PLC	11/20/24	455,815
USD	4,666,688	ZAR	81,272,555	Bank of America N.A.	11/20/24	63,018
USD	13,082,254	ZAR	230,161,333	UBS AG	11/20/24	44,805
USD	14,348,297	ZAR	252,435,328	UBS AG	11/20/24	49,141
USD	5,160,031	BRL	28,225,999	BNP Paribas SA	11/21/24	288,293
USD	71,493,087	BRL	393,204,827	Deutsche Bank AG	11/21/24	3,626,897
USD	3,313,414	BRL	18,531,949	UBS AG	11/21/24	114,845
CHF	2,067,992	USD	2,398,000	Barclays Bank PLC	11/26/24	2,473
EUR	4,032,648	GBP	3,359,695	The Bank of New York Mellon	11/26/24	58,442
EUR	12,152,610	USD	13,214,109	The Bank of New York Mellon	11/26/24	16,803
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	481,153,753	USD	5,714,673	UBS AG	11/26/24	$ 3,433
JPY	218,257,168	USD	1,432,200	JPMorgan Chase Bank N.A.	11/26/24	8,152
RON	33,288,534	USD	7,226,835	HSBC Bank PLC	11/26/24	48,368
TWD	228,768,604	USD	7,162,000	BNP Paribas SA	11/26/24	13,775
USD	4,788,974	GBP	3,689,000	Barclays Bank PLC	11/26/24	32,343
USD	236,337	PLN	945,541	Bank of America N.A.	11/26/24	267
USD	44,795,621	PLN	179,245,198	State Street Bank and Trust Co.	11/26/24	43,897
USD	4,282,193	SEK	45,011,974	Morgan Stanley & Co. International PLC	11/26/24	53,007
USD	3,143,143	ZAR	55,276,320	State Street Bank and Trust Co.	11/26/24	13,632
USD	23,267,941	COP	99,514,658,902	Morgan Stanley & Co. International PLC	11/27/24	851,249
TRY	25,165,100	USD	645,723	Barclays Bank PLC	12/04/24	66,010
TRY	50,581,851	USD	1,246,135	Barclays Bank PLC	12/04/24	184,449
TRY	24,913,449	USD	649,295	Goldman Sachs International	12/04/24	55,321
TRY	25,165,100	USD	643,526	Goldman Sachs International	12/04/24	68,207
TRY	50,330,200	USD	1,293,004	Goldman Sachs International	12/04/24	130,462
TRY	75,495,300	USD	1,938,013	Goldman Sachs International	12/04/24	197,186
TRY	105,457,000	USD	2,465,527	BNP Paribas SA	12/06/24	511,329
TRY	386,311,000	USD	9,300,855	UBS AG	12/06/24	1,603,991
BRL	349,431,939	EUR	55,185,082	Goldman Sachs International	12/18/24	1,330
EUR	79,293,414	CHF	73,499,682	UBS AG	12/18/24	881,115
EUR	54,610,000	USD	58,987,079	JPMorgan Chase Bank N.A.	12/18/24	525,981
GBP	28,522,426	EUR	33,719,925	Bank of America N.A.	12/18/24	27,766
MXN	1,239,851,658	EUR	54,983,013	Bank of America N.A.	12/18/24	1,578,325
MXN	794,756,469	USD	39,010,058	Morgan Stanley & Co. International PLC	12/18/24	410,662
NOK	937,330,393	CHF	72,480,575	Barclays Bank PLC	12/18/24	883,754
TWD	1,906,096,879	USD	59,911,893	Morgan Stanley & Co. International PLC	12/18/24	39,943
USD	17,054,162	BRL	94,224,245	Morgan Stanley & Co. International PLC	12/18/24	837,126
USD	10,225,784	BRL	58,527,214	UBS AG	12/18/24	152,603
USD	8,195,593	EUR	7,403,852	Bank of America N.A.	12/18/24	126,999
USD	17,152,484	EUR	15,342,474	JPMorgan Chase Bank N.A.	12/18/24	432,514
USD	16,970,213	EUR	15,301,314	Morgan Stanley & Co. International PLC	12/18/24	295,098
USD	66,429,762	EUR	60,000,000	State Street Bank and Trust Co.	12/18/24	1,042,771
USD	17,104,818	GBP	12,792,960	JPMorgan Chase Bank N.A.	12/18/24	610,312
USD	55,065,959	GBP	42,072,917	State Street Bank and Trust Co.	12/18/24	819,563
USD	191,925,866	GBP	146,640,159	State Street Bank and Trust Co.	12/18/24	2,856,490
USD	352,663	IDR	5,473,333,891	JPMorgan Chase Bank N.A.	12/18/24	4,760
USD	16,458,657	MXN	327,214,560	Citibank N.A.	12/18/24	228,486
USD	17,054,162	MXN	334,495,217	Morgan Stanley & Co. International PLC	12/18/24	462,863
USD	69,311,359	NOK	750,389,956	Morgan Stanley & Co. International PLC	12/18/24	1,080,096
ZAR	746,598,166	EUR	37,286,153	Citibank N.A.	12/18/24	1,555,378
ZAR	534,485,079	USD	29,555,650	Citibank N.A.	12/18/24	647,342
USD	585,561	EUR	534,543	The Bank of New York Mellon	01/16/25	2,260
USD	665,665	EUR	607,669	The Bank of New York Mellon	01/16/25	2,569
USD	666,396	EUR	608,296	The Bank of New York Mellon	01/16/25	2,616
USD	843,925	EUR	770,326	The Bank of New York Mellon	01/16/25	3,335
USD	854,987	EUR	780,444	The Bank of New York Mellon	01/16/25	3,356
USD	1,303,751	EUR	1,190,072	The Bank of New York Mellon	01/16/25	5,129
USD	1,653,807	EUR	1,509,619	The Bank of New York Mellon	01/16/25	6,490
USD	1,746,244	EUR	1,593,996	The Bank of New York Mellon	01/16/25	6,854
						32,168,974
BRL	27,451,044	USD	4,751,042	BNP Paribas SA	11/04/24	(2,466)
BRL	40,415,591	USD	7,208,000	BNP Paribas SA	11/04/24	(216,772)
BRL	13,920,668	USD	2,409,295	Goldman Sachs International	11/04/24	(1,250)
USD	4,790,004	TRY	169,578,129	Barclays Bank PLC	11/07/24	(146,379)
USD	1,909,194	TRY	66,422,768	Bank of America N.A.	11/12/24	(16,166)
USD	7,161,000	TRY	253,241,604	Barclays Bank PLC	11/18/24	(130,083)
HUF	6,057,663,708	USD	17,148,351	BNP Paribas SA	11/20/24	(1,018,451)
MXN	473,581,099	USD	24,234,944	BNP Paribas SA	11/20/24	(633,324)
MXN	63,963,942	USD	3,205,478	UBS AG	11/20/24	(17,740)
PEN	23,769,464	USD	6,366,025	Citibank N.A.	11/20/24	(68,390)
PEN	55,462,083	USD	14,866,401	Citibank N.A.	11/20/24	(171,920)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN	186,783,319	USD	48,666,608	Barclays Bank PLC	11/20/24	$ (2,024,126)
USD	5,860,940	PLN	23,498,971	Morgan Stanley & Co. International PLC	11/20/24	(7,091)
USD	1,219,040	TRY	42,922,703	Barclays Bank PLC	11/20/24	(13,978)
USD	2,414,365	TRY	85,064,127	Barclays Bank PLC	11/20/24	(29,226)
USD	86,819	UYU	3,675,057	Citibank N.A.	11/20/24	(1,779)
USD	1,580,784	UYU	66,456,156	Citibank N.A.	11/20/24	(21,341)
USD	8,333,636	ZAR	147,641,825	State Street Bank and Trust Co.	11/20/24	(29,510)
AUD	7,072,000	USD	4,708,191	Deutsche Bank AG	11/26/24	(53,006)
BRL	372,819,193	USD	65,400,765	BNP Paribas SA	11/26/24	(1,087,774)
BRL	13,951,776	USD	2,419,000	Goldman Sachs International	11/26/24	(12,256)
CLP	17,076,131,834	USD	18,001,404	BNP Paribas SA	11/26/24	(243,773)
CNH	290,247,582	USD	40,870,000	Goldman Sachs International	11/26/24	(53,327)
COP	64,596,434,340	USD	14,971,246	Morgan Stanley & Co. International PLC	11/26/24	(418,064)
CZK	512,221,855	USD	22,092,917	UBS AG	11/26/24	(79,345)
GBP	3,560,507	USD	4,642,104	Citibank N.A.	11/26/24	(51,153)
HUF	3,021,567,311	USD	8,200,334	State Street Bank and Trust Co.	11/26/24	(157,255)
IDR	323,036,927,400	USD	20,838,000	Morgan Stanley & Co. International PLC	11/26/24	(282,515)
KRW	7,159,651,441	USD	5,238,000	UBS AG	11/26/24	(27,777)
MXN	33,605,032	USD	1,678,347	Barclays Bank PLC	11/26/24	(5,330)
MXN	94,060,107	USD	4,701,054	Barclays Bank PLC	11/26/24	(18,298)
MYR	175,762,369	USD	40,913,028	Barclays Bank PLC	11/26/24	(755,461)
NOK	25,706,048	USD	2,350,500	Deutsche Bank AG	11/26/24	(13,300)
NOK	93,474,249	USD	8,560,000	JPMorgan Chase Bank N.A.	11/26/24	(61,298)
PEN	26,126,388	USD	6,948,877	BNP Paribas SA	11/26/24	(27,262)
PHP	274,662,070	USD	4,768,000	UBS AG	11/26/24	(55,933)
PLN	21,987,123	EUR	5,097,000	Natwest Markets PLC	11/26/24	(59,784)
SGD	14,184,295	USD	10,839,000	Barclays Bank PLC	11/26/24	(86,749)
SGD	9,308,734	USD	7,064,000	BNP Paribas SA	11/26/24	(7,616)
THB	1,033,764,200	USD	31,226,358	HSBC Bank PLC	11/26/24	(548,297)
USD	14,432,000	CNH	102,945,621	Goldman Sachs International	11/26/24	(44,943)
USD	4,705,000	SGD	6,214,520	BNP Paribas SA	11/26/24	(5,850)
USD	7,162,000	TWD	229,577,910	Barclays Bank PLC	11/26/24	(39,161)
ZAR	84,161,070	USD	4,788,000	Barclays Bank PLC	11/26/24	(23,156)
ZAR	92,627,480	USD	5,266,000	BNP Paribas SA	11/26/24	(21,824)
USD	11,771,335	EUR	10,861,000	Deutsche Bank AG	11/27/24	(53,834)
USD	6,348,411	TRY	251,651,000	UBS AG	12/04/24	(768,919)
USD	12,506,212	TRY	491,768,000	Barclays Bank PLC	12/06/24	(1,375,490)
USD	4,422,251	PEN	16,865,580	Goldman Sachs International	12/11/24	(45,297)
AUD	372,625,498	USD	248,420,253	Barclays Bank PLC	12/18/24	(3,090,047)
CAD	138,016,381	USD	101,722,796	The Bank of New York Mellon	12/18/24	(2,441,539)
CAD	139,009,524	USD	102,454,776	The Bank of New York Mellon	12/18/24	(2,459,108)
CHF	343,781,041	USD	410,560,809	Barclays Bank PLC	12/18/24	(10,503,120)
CNH	1,155,357,485	USD	163,510,566	BNP Paribas SA	12/18/24	(802,299)
CNH	177,168,830	USD	25,566,447	JPMorgan Chase Bank N.A.	12/18/24	(615,872)
DKK	451,742,987	USD	67,078,492	Citibank N.A.	12/18/24	(1,051,686)
EUR	169,925,663	USD	188,135,356	State Street Bank and Trust Co.	12/18/24	(2,953,225)
HUF	6,627,631,263	USD	18,329,096	BNP Paribas SA	12/18/24	(707,917)
JPY	15,060,556,578	EUR	96,837,813	Bank of America N.A.	12/18/24	(5,841,459)
JPY	95,627,347,015	USD	680,988,112	Barclays Bank PLC	12/18/24	(47,999,350)
JPY	12,193,120,195	USD	85,614,000	Citibank N.A.	12/18/24	(4,903,740)
JPY	2,435,924,101	USD	17,079,244	JPMorgan Chase Bank N.A.	12/18/24	(955,064)
JPY	12,084,927,501	USD	85,169,000	State Street Bank and Trust Co.	12/18/24	(5,174,903)
KRW	109,123,529,624	USD	81,622,471	HSBC Bank PLC	12/18/24	(2,118,013)
MXN	339,646,366	USD	17,079,243	Morgan Stanley & Co. International PLC	12/18/24	(232,442)
NZD	15,081,861	USD	9,284,001	Morgan Stanley & Co. International PLC	12/18/24	(265,978)
PLN	113,668,465	USD	29,194,403	Citibank N.A.	12/18/24	(838,091)
SEK	600,898,821	USD	58,226,100	Natwest Markets PLC	12/18/24	(1,697,327)
SGD	44,742,757	USD	34,474,625	State Street Bank and Trust Co.	12/18/24	(524,366)
USD	33,450,119	EUR	30,727,000	Bank of America N.A.	12/18/24	(35,649)
USD	162,374,285	HKD	1,261,972,941	Citibank N.A.	12/18/24	(80,266)
USD	3,411,939	INR	287,641,801	Citibank N.A.	12/18/24	(3,189)
USD	59,035,000	JPY	8,944,463,692	Barclays Bank PLC	12/18/24	(171,338)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,156,160	EGP	59,137,571	Societe Generale	01/08/25	$ (14,751)
EUR	1,042,558	USD	1,142,102	UBS AG	01/16/25	(4,449)
COP	45,526,700,000	USD	11,444,620	Citibank N.A.	02/21/25	(1,299,364)
COP	62,828,684,000	USD	15,146,742	HSBC Bank PLC	02/24/25	(1,150,893)
						(108,969,484)
						$ (76,800,510)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	3,002	11/01/24	USD	580.00	USD	170,706	$ 28,519
SPDR S&P 500 ETF Trust	8,378	11/01/24	USD	585.00	USD	476,407	12,567
SPDR S&P 500 ETF Trust	7,576	11/01/24	USD	590.00	USD	430,802	151,520
InvesCo QQQ Trust, Series 1	3,000	11/04/24	USD	500.00	USD	145,155	67,500
InvesCo QQQ Trust, Series 1	2,999	11/08/24	USD	495.00	USD	145,107	1,250,583
SPDR S&P 500 ETF Trust	2,525	11/08/24	USD	592.00	USD	143,582	175,487
SPDR S&P 500 ETF Trust	4,198	11/08/24	USD	580.00	USD	238,715	1,465,102
Apple, Inc.	4,199	11/15/24	USD	225.00	USD	94,860	3,002,285
Boston Scientific Corp.	2,180	11/15/24	USD	85.00	USD	18,316	245,250
D.R. Horton, Inc.	1,254	11/15/24	USD	200.00	USD	21,193	12,540
Edwards Lifesciences Corp.	2,000	11/15/24	USD	72.50	USD	13,402	160,000
Fifth Third Bancorp.	1,968	11/15/24	USD	43.00	USD	8,596	354,240
Freeport-McMoRan, Inc.	7,356	11/15/24	USD	55.00	USD	33,117	25,746
Hewlett Packard Enterprise Co.	905	11/15/24	USD	22.00	USD	1,764	6,788
Home Depot, Inc.	218	11/15/24	USD	390.00	USD	8,584	317,190
Humana, Inc.	428	11/15/24	USD	395.00	USD	11,035	9,630
Mastercard, Inc., Class A	370	11/15/24	USD	510.00	USD	18,485	228,475
Meta Platforms, Inc., Class A	1,249	11/15/24	USD	590.00	USD	70,891	1,105,365
Micron Technology, Inc.	5,000	11/15/24	USD	115.00	USD	49,825	205,000
Oracle Corp.	1,497	11/15/24	USD	180.00	USD	25,126	110,029
Sabre Corp.	720	11/15/24	USD	4.00	USD	230	1,440
SPDR Gold Shares(a)	2,502	11/15/24	USD	255.00	USD	63,428	938,250
SPDR Gold Shares(a)	2,166	11/15/24	USD	250.00	USD	54,910	1,429,560
Trane Technologies PLC	708	11/15/24	USD	400.00	USD	26,207	97,350
Unit Group, Inc.	755	11/15/24	USD	6.00	USD	383	5,663
Unit Group, Inc.	769	11/15/24	USD	7.00	USD	390	5,768
Walmart, Inc.	5,030	11/15/24	USD	80.00	USD	41,221	1,473,790
Western Digital Corp.	545	11/15/24	USD	82.50	USD	3,559	3,543
Western Digital Corp.	483	11/15/24	USD	77.50	USD	3,154	3,623
SPX Volatility Index	447	11/20/24	USD	25.00	USD	1,035	65,262
SPX Volatility Index	408	11/20/24	USD	28.00	USD	945	45,900
SPDR Gold Shares(a)	6,499	11/22/24	USD	255.00	USD	164,756	2,827,065
U.S. Long Bond Future	58	11/22/24	USD	122.00	USD	6,844	32,625
Apple, Inc.	1,500	11/29/24	USD	245.00	USD	33,887	219,000
SPDR Gold Shares(a)	7,000	11/29/24	USD	255.00	USD	177,457	3,395,000
Amazon.com, Inc.	2,999	12/20/24	USD	200.00	USD	55,901	1,649,450
Apollo Global Management, Inc.	1,319	12/20/24	USD	145.00	USD	18,896	1,009,035
Bank of America Corp.	1,488	12/20/24	USD	44.00	USD	6,223	123,504
Carrier Global Corp.	4,820	12/20/24	USD	85.00	USD	35,051	120,500
Costco Wholesale Corp.	288	12/20/24	USD	940.00	USD	25,176	364,320
Discover Financial Services	1,025	12/20/24	USD	145.00	USD	15,214	1,286,375
EQT Corp.	7,921	12/20/24	USD	40.00	USD	28,943	617,838
Home Depot, Inc.	390	12/20/24	USD	400.00	USD	15,356	526,500
iShares China Large-Cap ETF	15,112	12/20/24	USD	38.00	USD	47,693	438,248
iShares iBoxx $ High Yield Corporate Bond ETF	5,322	12/20/24	USD	80.00	USD	42,118	69,186
JPMorgan Chase & Co.	1,260	12/20/24	USD	230.00	USD	27,962	642,600
Meta Platforms, Inc., Class A	1,502	12/20/24	USD	600.00	USD	85,251	2,418,220
NVIDIA Corp.	2,000	12/20/24	USD	120.00	USD	26,552	3,815,000

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
NVIDIA Corp.	992	12/20/24	USD	130.00	USD	13,170	$ 1,326,800
NVIDIA Corp.	7,000	12/20/24	USD	140.00	USD	92,932	6,177,500
Paramount Global, Class B	728	12/20/24	USD	15.00	USD	796	1,456
Sabre Corp.	718	12/20/24	USD	5.00	USD	230	1,436
SPDR Gold Shares(a)	4,332	12/20/24	USD	255.00	USD	109,821	2,859,120
SPDR Gold Shares(a)	4,980	12/20/24	USD	250.00	USD	126,248	4,668,750
Western Digital Corp.	505	12/20/24	USD	85.00	USD	3,298	9,848
Capital One Financial Corp.	1,187	01/17/25	USD	170.00	USD	19,323	943,665
Carrier Global Corp.	1,113	01/17/25	USD	77.50	USD	8,094	236,512
Fifth Third Bancorp.	2,645	01/17/25	USD	45.00	USD	11,553	469,487
Lowe’s Cos., Inc.	832	01/17/25	USD	300.00	USD	21,784	181,792
Paramount Global, Class B	729	01/17/25	USD	15.00	USD	798	1,823
Sabre Corp.	1,274	01/17/25	USD	5.00	USD	408	3,185
Shell PLC, ADR	5,250	01/17/25	USD	67.50	USD	35,464	1,378,125
SPDR Gold Shares(a)	3,479	01/17/25	USD	255.00	USD	88,196	2,878,872
SPDR Gold Shares(a)	8,999	01/17/25	USD	260.00	USD	228,134	5,444,395
Uber Technologies, Inc.	2,241	01/17/25	USD	77.50	USD	16,146	605,070
Unit Group, Inc.	1,081	01/17/25	USD	6.00	USD	548	21,620
United Airlines Holdings, Inc.	2,093	01/17/25	USD	80.00	USD	16,380	1,255,800
Sabre Corp.	1,262	04/17/25	USD	7.00	USD	404	4,417
							61,028,104
Put
10-Year U.S. Treasury Note Future	4,269	11/08/24	USD	109.00	USD	471,591	933,844
American Airlines Group, Inc.	845	11/15/24	USD	8.00	USD	1,132	1,690
American Airlines Group, Inc.	785	11/15/24	USD	9.00	USD	1,052	5,495
Euro Stoxx Banks	1,226	11/15/24	EUR	135.00	EUR	8,905	45,008
iShares Russell 2000 ETF	514	11/15/24	USD	210.00	USD	11,193	136,981
SPDR S&P 500 ETF Trust	4,000	11/15/24	USD	560.00	USD	227,456	2,418,000
Intel Corp.	787	12/20/24	USD	17.00	USD	1,694	36,989
iShares iBoxx $ High Yield Corporate Bond ETF	962	12/20/24	USD	76.00	USD	7,613	14,430
iShares iBoxx $ High Yield Corporate Bond ETF	1,443	02/21/25	USD	74.00	USD	11,420	130,591
							3,723,028
							$ 64,751,132

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	HSBC Bank PLC	11/27/24	SGD	1.32	SGD	1.32	USD	485	$ 229,348
USD Currency	Up-and-out	Bank of America N.A.	12/02/24	CNH	7.25	CNH	7.04	USD	214,499	116,902
USD Currency	One Touch	HSBC Bank PLC	12/09/24	CNH	7.65	CNH	7.65	USD	772	5,370
USD Currency	One Touch	UBS AG	12/12/24	TRY	35.25	TRY	35.25	USD	512	254,563
USD Currency	One Touch	Goldman Sachs International	12/20/24	CNH	7.35	CNH	7.35	USD	589	67,171
										673,354
Put
EUR Currency	One Touch	HSBC Bank PLC	11/04/24	USD	1.06	USD	1.06	EUR	1,397	26,211
EUR Currency	One Touch	Bank of America N.A.	11/12/24	USD	1.05	USD	1.05	EUR	353	12,312
EUR Currency	One Touch	Bank of America N.A.	11/19/24	USD	1.05	USD	1.05	EUR	353	21,426
EUR Currency	One Touch	Barclays Bank PLC	12/09/24	USD	1.04	USD	1.04	EUR	719	35,426
EUR Currency	One Touch	Barclays Bank PLC	12/12/24	USD	1.05	USD	1.05	EUR	654	60,353
USD Currency	One Touch	Bank of America N.A.	12/19/24	MXN	18.50	MXN	18.50	USD	898	105,956
USD Currency	One Touch	Bank of America N.A.	12/19/24	MXN	18.00	MXN	18.00	USD	1,796	101,153
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Barrier Options Purchased (continued)
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put (continued)
USD Currency	One Touch	UBS AG	01/17/25	MXN	18.00	MXN	18.00	USD	616	$ 40,321
EUR Currency	One Touch	HSBC Bank PLC	04/16/25	USD	1.02	USD	1.02	EUR	1,098	76,223
										479,381
										$ 1,152,735
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	JPMorgan Chase Bank N.A.	—	11/05/24	IDR	15,750.00	USD	4,779	$ 20,401
USD Currency	Barclays Bank PLC	—	11/12/24	BRL	6.00	USD	7,578	35,435
USD Currency	Deutsche Bank AG	—	11/12/24	BRL	5.75	USD	15,156	290,131
Financial Select Sector SPDR Fund	JPMorgan Chase Bank N.A.	750,100	11/15/24	USD	47.00	USD	34,865	554,429
USD Currency	Morgan Stanley & Co. International PLC	—	12/06/24	COP	4,350.00	USD	9,467	294,990
USD Currency	JPMorgan Chase Bank N.A.	—	12/12/24	SGD	1.34	USD	23,547	118,277
USD Currency	JPMorgan Chase Bank N.A.	—	12/16/24	JPY	154.00	USD	7,161	70,765
Nifty 50 Monthly Index	Morgan Stanley & Co. International PLC	2,137	03/27/25	USD	26,000.00	USD	836	835,628
								2,220,056
Put
EUR Currency	JPMorgan Chase Bank N.A.	—	11/12/24	USD	1.06	EUR	7,051	6,044
S&P 500 Index	UBS AG	5,688	11/15/24	USD	5,450.00	USD	32,453	141,918
EUR Currency	JPMorgan Chase Bank N.A.	—	11/19/24	USD	1.06	EUR	7,051	10,868
USD Currency	Morgan Stanley & Co. International PLC	—	11/19/24	KRW	1,350.00	USD	9,852	72,156
USD Currency	Bank of America N.A.	—	11/27/24	KRW	1,350.00	USD	84,082	658,444
USD Currency	Goldman Sachs International	—	12/06/24	TRY	42.50	USD	4,761	924,777
								1,814,207
								$ 4,034,263
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/29	1.00%	CDX.NA.IG.43.V1	Quarterly	Goldman Sachs International	11/20/24	—	USD 62.50	USD	107,460	$ 46,224
Bought Protection on 5-Year Credit Default Swap, 12/20/29	1.00%	CDX.NA.IG.43.V1	Quarterly	Goldman Sachs International	11/20/24	—	USD 60.00	USD	90,140	49,174
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	CDX.NA.HY.43.V1	Quarterly	Bank of America N.A.	11/20/24	—	USD 106.00	USD	21,430	62,460
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	CDX.NA.HY.43.V1	Quarterly	BNP Paribas SA	11/20/24	—	USD 105.50	USD	11,275	239
										$ 158,097

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 12/19/29	6-mo. EURIBOR, 2.86%	Semi-Annual	2.05%	Annual	JPMorgan Chase Bank N.A.	12/17/24	2.05%	EUR	108,997	$ 219,392
5-Year Interest Rate Swap, 12/19/29	1-day SOFR, 4.90%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60	USD	113,879	629,935

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Purchased (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
5-Year Interest Rate Swap, 12/19/29	1-day SOFR, 4.90%	Annual	3.60%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.60%	USD	113,945	$ 630,297
10-Year Interest Rate Swap, 01/22/35	3-mo. JIBAR, 8.02%	Quarterly	8.75%	Quarterly	JPMorgan Chase Bank N.A.	01/22/25	8.75	ZAR	99,425	47,696
10-Year Interest Rate Swap, 01/25/35	1-day SOFR, 4.90%	Annual	3.00%	Annual	Goldman Sachs International	01/23/25	3.00	USD	236,849	485,262
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.90%	Annual	3.30%	Annual	Citibank N.A.	04/22/25	3.30	USD	43,418	1,067,001
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.90%	Annual	3.30%	Annual	Goldman Sachs International	04/23/25	3.30	USD	34,696	856,153
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.90%	Annual	3.30%	Annual	Barclays Bank PLC	04/25/25	3.30	USD	34,508	861,507
										4,797,243
Put
2-Year Interest Rate Swap, 11/20/26	1.00%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	Deutsche Bank AG	11/18/24	1.00	JPY	47,496,673	3
										$ 4,797,246
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	3,000	11/04/24	USD	510.00	USD	145,155	$ (9,000)
InvesCo QQQ Trust, Series 1	2,999	11/08/24	USD	510.00	USD	145,107	(227,924)
Alphabet, Inc., Class C	514	11/15/24	USD	180.00	USD	8,876	(84,553)
Amazon.com, Inc.	2,251	11/15/24	USD	205.00	USD	41,959	(491,843)
Apple, Inc.	4,199	11/15/24	USD	245.00	USD	94,860	(363,213)
Autodesk, Inc.	107	11/15/24	USD	290.00	USD	3,037	(42,800)
Delta Air Lines, Inc.	430	11/15/24	USD	55.00	USD	2,460	(141,900)
Goldman Sachs Group, Inc.	100	11/15/24	USD	540.00	USD	5,178	(60,750)
Home Depot, Inc.	218	11/15/24	USD	440.00	USD	8,584	(11,772)
JPMorgan Chase & Co.	251	11/15/24	USD	230.00	USD	5,570	(56,726)
JPMorgan Chase & Co.	661	11/15/24	USD	235.00	USD	14,669	(72,380)
NVIDIA Corp.	2,000	11/15/24	USD	135.00	USD	26,552	(955,000)
SPDR Gold Shares(a)	2,502	11/15/24	USD	270.00	USD	63,428	(90,072)
SPDR Gold Shares(a)	2,166	11/15/24	USD	268.00	USD	54,910	(109,383)
Trane Technologies PLC	110	11/15/24	USD	440.00	USD	4,072	(14,850)
Vista Energy Corp.	195	11/15/24	USD	150.00	USD	2,437	(36,563)
Walmart, Inc.	5,030	11/15/24	USD	85.00	USD	41,221	(294,255)
Walt Disney Co.	210	11/15/24	USD	105.00	USD	2,020	(24,885)
Wells Fargo & Co.	814	11/15/24	USD	60.00	USD	5,284	(451,770)
Western Digital Corp.	483	11/15/24	USD	85.00	USD	3,154	(19,320)
SPX Volatility Index	855	11/20/24	USD	45.00	USD	1,980	(39,758)
SPDR Gold Shares(a)	6,499	11/22/24	USD	265.00	USD	164,756	(809,125)
U.S. Long Bond Future	58	11/22/24	USD	128.00	USD	6,844	(3,625)
SPDR Gold Shares(a)	7,000	11/29/24	USD	270.00	USD	177,457	(591,500)
Alphabet, Inc., Class C	1,027	12/20/24	USD	190.00	USD	17,735	(172,023)
Amazon.com, Inc.	1,256	12/20/24	USD	215.00	USD	23,412	(268,156)
Amazon.com, Inc.	2,999	12/20/24	USD	230.00	USD	55,901	(221,926)
Apple, Inc.	752	12/20/24	USD	255.00	USD	16,988	(80,840)
Autodesk, Inc.	210	12/20/24	USD	310.00	USD	5,960	(97,650)
Cameco Corp.	1,165	12/20/24	USD	60.00	USD	6,084	(171,838)
Chevron Corp.	530	12/20/24	USD	165.00	USD	7,887	(48,760)
Delta Air Lines, Inc.	882	12/20/24	USD	55.00	USD	5,047	(429,975)
Goldman Sachs Group, Inc.	195	12/20/24	USD	570.00	USD	10,097	(77,025)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Home Depot, Inc.	390	12/20/24	USD	450.00	USD	15,356	$ (50,700)
iShares China Large-Cap ETF	15,112	12/20/24	USD	42.00	USD	47,693	(173,788)
JPMorgan Chase & Co.	496	12/20/24	USD	240.00	USD	11,007	(108,872)
JPMorgan Chase & Co.	1,927	12/20/24	USD	245.00	USD	42,764	(263,035)
Mastercard, Inc., Class A	239	12/20/24	USD	540.00	USD	11,940	(70,147)
Meta Platforms, Inc., Class A	150	12/20/24	USD	650.00	USD	8,514	(79,500)
Meta Platforms, Inc., Class A	1,249	12/20/24	USD	700.00	USD	70,891	(208,583)
NVIDIA Corp.	4,387	12/20/24	USD	150.00	USD	58,242	(2,347,045)
NVIDIA Corp.	6,303	12/20/24	USD	160.00	USD	83,679	(2,095,747)
NVIDIA Corp.	6,963	12/20/24	USD	170.00	USD	92,441	(1,382,155)
Oracle Corp.	675	12/20/24	USD	190.00	USD	11,329	(169,763)
Oracle Corp.	996	12/20/24	USD	195.00	USD	16,717	(171,312)
SPDR Gold Shares(a)	4,980	12/20/24	USD	270.00	USD	126,248	(918,810)
Tesla, Inc.	1,515	12/20/24	USD	320.00	USD	37,852	(461,317)
Vista Energy Corp.	405	12/20/24	USD	150.00	USD	5,061	(190,350)
Walmart, Inc.	1,551	12/20/24	USD	90.00	USD	12,710	(138,815)
Walt Disney Co.	422	12/20/24	USD	105.00	USD	4,060	(89,886)
Wells Fargo & Co.	1,616	12/20/24	USD	62.50	USD	10,491	(694,880)
SPDR Gold Shares(a)	12,478	01/17/25	USD	285.00	USD	316,330	(1,316,429)
							(17,502,294)
Put
10-Year U.S. Treasury Note Future	4,269	11/08/24	USD	108.25	USD	471,591	(400,219)
InvesCo QQQ Trust, Series 1	2,999	11/08/24	USD	455.00	USD	145,107	(367,377)
Boston Scientific Corp.	2,180	11/15/24	USD	72.50	USD	18,316	(43,600)
D.R. Horton, Inc.	1,254	11/15/24	USD	170.00	USD	21,193	(695,970)
Euro Stoxx Banks	1,226	11/15/24	EUR	125.00	EUR	8,905	(13,336)
Fifth Third Bancorp.	1,968	11/15/24	USD	37.00	USD	8,596	(39,360)
iShares Russell 2000 ETF	514	11/15/24	USD	185.00	USD	11,193	(12,850)
Micron Technology, Inc.	5,000	11/15/24	USD	95.00	USD	49,825	(1,062,500)
SPDR S&P 500 ETF Trust	8,000	11/15/24	USD	480.00	USD	454,912	(420,000)
Trane Technologies PLC	708	11/15/24	USD	350.00	USD	26,207	(161,070)
SPDR Gold Shares(a)	4,874	11/22/24	USD	240.00	USD	123,561	(363,113)
Apple, Inc.	751	11/29/24	USD	210.00	USD	16,966	(184,746)
SPDR Gold Shares(a)	7,000	11/29/24	USD	240.00	USD	177,457	(623,000)
Amazon.com, Inc.	2,251	12/20/24	USD	160.00	USD	41,959	(427,690)
Apollo Global Management, Inc.	1,319	12/20/24	USD	120.00	USD	18,896	(276,990)
Bank of America Corp.	1,488	12/20/24	USD	38.00	USD	6,223	(73,656)
Carrier Global Corp.	2,410	12/20/24	USD	67.50	USD	17,526	(271,125)
Costco Wholesale Corp.	288	12/20/24	USD	820.00	USD	25,176	(378,000)
Discover Financial Services	820	12/20/24	USD	120.00	USD	12,171	(149,650)
EQT Corp.	7,921	12/20/24	USD	32.00	USD	28,943	(376,247)
Home Depot, Inc.	390	12/20/24	USD	345.00	USD	15,356	(119,730)
iShares China Large-Cap ETF	2,412	12/20/24	USD	30.00	USD	7,612	(243,612)
iShares iBoxx $ High Yield Corporate Bond ETF	5,322	12/20/24	USD	77.00	USD	42,118	(497,607)
JPMorgan Chase & Co.	1,260	12/20/24	USD	200.00	USD	27,962	(230,580)
JPMorgan Chase & Co.	628	12/20/24	USD	205.00	USD	13,937	(159,512)
Meta Platforms, Inc., Class A	1,502	12/20/24	USD	470.00	USD	85,251	(429,572)
NVIDIA Corp.	992	12/20/24	USD	100.00	USD	13,170	(133,920)
NVIDIA Corp.	697	12/20/24	USD	110.00	USD	9,253	(180,175)
Capital One Financial Corp.	1,187	01/17/25	USD	140.00	USD	19,323	(353,132)
Carrier Global Corp.	1,113	01/17/25	USD	65.00	USD	8,094	(130,778)
Fifth Third Bancorp.	2,645	01/17/25	USD	37.00	USD	11,553	(119,025)
Freeport-McMoRan, Inc.	3,503	01/17/25	USD	40.00	USD	15,771	(392,336)
Lowe’s Cos., Inc.	832	01/17/25	USD	240.00	USD	21,784	(393,120)
Shell PLC, ADR	5,250	01/17/25	USD	57.50	USD	35,464	(157,500)
SPDR Gold Shares(a)	5,000	01/17/25	USD	235.00	USD	126,755	(687,500)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
Uber Technologies, Inc.	2,241	01/17/25	USD	62.50	USD	16,146	$ (315,981)
United Airlines Holdings, Inc.	2,093	01/17/25	USD	65.00	USD	16,380	(340,112)
							(11,224,691)
							$ (28,726,985)

(a)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	—	11/12/24	BRL	6.00	USD	7,578	$ (35,435)
USD Currency	Goldman Sachs International	—	11/27/24	CNH	7.20	USD	4,710	(22,901)
USD Currency	Morgan Stanley & Co. International PLC	—	12/06/24	COP	4,500.00	USD	9,467	(138,648)
USD Currency	JPMorgan Chase Bank N.A.	—	12/12/24	SGD	1.36	USD	30,606	(50,561)
USD Currency	Bank of America N.A.	—	12/26/24	KRW	1,450.00	USD	42,041	(149,750)
USD Currency	Bank of America N.A.	—	12/27/24	MXN	21.75	USD	42,973	(419,159)
USD Currency	Bank of America N.A.	—	12/30/24	ZAR	17.60	USD	4,834	(129,358)
								(945,812)
Put
USD Currency	Goldman Sachs International	—	12/06/24	TRY	40.50	USD	7,151	(997,164)
USD Currency	Bank of America N.A.	—	12/27/24	MXN	18.35	USD	42,973	(136,181)
Nifty 50 Monthly Index	Morgan Stanley & Co. International PLC	2,137	03/27/25	USD	22,000.00	USD	363	(362,511)
								(1,495,856)
								$ (2,441,668)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Put
Sold Protection on 5-Year Credit Default Swap, 12/20/29	CDX.NA.IG.43.V1	1.00%	Quarterly	Goldman Sachs International	11/20/24	N/R	USD 80.00	USD	107,460	$ (18,411)
Sold Protection on 5-Year Credit Default Swap, 12/20/29	CDX.NA.IG.43.V1	1.00%	Quarterly	Goldman Sachs International	11/20/24	N/R	USD 75.00	USD	90,140	(18,553)
Sold Protection on 5-Year Credit Default Swap, 12/20/29	CDX.NA.HY.43.V1	5.00%	Quarterly	Bank of America N.A.	11/20/24	N/R	USD 101.00	USD	21,430	(12,195)
Sold Protection on 5-Year Credit Default Swap, 12/20/29	CDX.NA.HY.43.V1	5.00%	Quarterly	BNP Paribas SA	11/20/24	N/R	USD 103.00	USD	11,275	(95)
										$ (49,254)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-day SOFR, 4.90%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20%	USD	113,879	$ (179,562)
5-Year Interest Rate Swap, 12/19/29	3.20%	Annual	1-day SOFR, 4.90%	Annual	JPMorgan Chase Bank N.A.	12/17/24	3.20	USD	113,945	(179,665)
2-Year Interest Rate Swap, 01/18/27	3.20%	Annual	1-day SOFR, 4.90%	Annual	Goldman Sachs International	01/16/25	3.20	USD	231,568	(255,352)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call (continued)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-day SOFR, 4.90%	Annual	Goldman Sachs International	01/16/25	3.00%	USD	115,784	$ (184,561)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-day SOFR, 4.90%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	56,269	(89,693)
5-Year Interest Rate Swap, 01/18/30	3.00%	Annual	1-day SOFR, 4.90%	Annual	JPMorgan Chase Bank N.A.	01/16/25	3.00	USD	56,269	(89,693)
5-Year Interest Rate Swap, 01/26/30	3.15%	Annual	1-day SOFR, 4.90%	Annual	Goldman Sachs International	01/24/25	3.15	USD	136,042	(354,175)
1-Year Interest Rate Swap, 02/12/26	3.15%	Annual	1-day SOFR, 4.90%	Annual	Goldman Sachs International	02/10/25	3.15	USD	606,083	(320,333)
5-Year Interest Rate Swap, 02/16/30	3.23%	Annual	1-day SOFR, 4.90%	Annual	Goldman Sachs International	02/14/25	3.23	USD	128,318	(501,499)
5-Year Interest Rate Swap, 02/22/30	2.70%	Annual	1-day SOFR, 4.90%	Annual	Deutsche Bank AG	02/20/25	2.70	USD	446,292	(550,911)
10-Year Interest Rate Swap, 03/27/35	2.75%	Annual	1-day SOFR, 4.90%	Annual	JPMorgan Chase Bank N.A.	03/25/25	2.75	USD	103,294	(233,333)
30-Year Interest Rate Swap, 04/24/55	2.70%	Annual	1-day SOFR, 4.90%	Annual	Citibank N.A.	04/22/25	2.70	USD	43,418	(236,074)
30-Year Interest Rate Swap, 04/25/55	2.70%	Annual	1-day SOFR, 4.90%	Annual	Goldman Sachs International	04/23/25	2.70	USD	34,696	(190,110)
30-Year Interest Rate Swap, 04/27/55	2.70%	Annual	1-day SOFR, 4.90%	Annual	Barclays Bank PLC	04/25/25	2.70	USD	34,508	(192,789)
										(3,557,750)
Put
5-Year Interest Rate Swap, 11/09/29	1-day SOFR, 4.90%	Annual	3.90%	Annual	Deutsche Bank AG	11/07/24	3.90	USD	151,921	(247,261)
2-Year Interest Rate Swap, 11/20/26	Tokyo Overnight Average Rate, 0.23%	Annual	1.50%	Annual	Deutsche Bank AG	11/18/24	1.50	JPY	47,496,673	(3)
10-Year Interest Rate Swap, 12/25/34	1-day SOFR, 4.90%	Annual	3.67%	Annual	Deutsche Bank AG	12/23/24	3.67	USD	107,879	(2,231,062)
10-Year Interest Rate Swap, 12/25/34	1-day SOFR, 4.90%	Annual	3.67%	Annual	Deutsche Bank AG	12/23/24	3.67	USD	52,081	(1,077,096)
10-Year Interest Rate Swap, 01/04/35	1-day SOFR, 4.90%	Annual	3.70%	Annual	Goldman Sachs International	01/02/25	3.70	USD	104,391	(2,100,144)
2-Year Interest Rate Swap, 01/12/27	1-day SOFR, 4.90%	Annual	4.07%	Annual	Goldman Sachs International	01/10/25	4.07	USD	341,295	(873,981)
5-Year Interest Rate Swap, 01/16/30	1-day SONIA, 4.95%	Annual	4.00%	Annual	JPMorgan Chase Bank N.A.	01/16/25	4.00	GBP	128,988	(1,428,520)
2-Year Interest Rate Swap, 01/19/27	1-day SOFR, 4.90%	Annual	4.30%	Annual	Deutsche Bank AG	01/17/25	4.30	USD	231,412	(321,606)
5-Year Interest Rate Swap, 01/19/30	1-day SOFR, 4.90%	Annual	4.00%	Annual	Deutsche Bank AG	01/17/25	4.00	USD	101,648	(607,789)
5-Year Interest Rate Swap, 01/23/30	1-day SOFR, 4.90%	Annual	4.00%	Annual	Bank of America N.A.	01/21/25	4.00	USD	128,988	(787,968)
5-Year Interest Rate Swap, 02/16/30	1-day SOFR, 4.90%	Annual	3.23%	Annual	Goldman Sachs International	02/14/25	3.22	USD	128,318	(3,466,063)
5-Year Interest Rate Swap, 02/22/30	1-day SOFR, 4.90%	Annual	3.90%	Annual	Deutsche Bank AG	02/20/25	3.90	USD	223,146	(1,964,344)
10-Year Interest Rate Swap, 03/26/35	1-day SOFR, 4.90%	Annual	3.75%	Annual	Deutsche Bank AG	03/24/25	3.75	USD	52,081	(1,206,905)
10-Year Interest Rate Swap, 03/27/35	1-day SOFR, 4.90%	Annual	3.75%	Annual	JPMorgan Chase Bank N.A.	03/25/25	3.75	USD	103,294	(2,399,043)
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.90%	Annual	4.15%	Annual	Citibank N.A.	04/22/25	4.15	USD	15,109	(292,686)
5-Year Interest Rate Swap, 04/22/30	1-day SONIA, 4.95%	Annual	4.10%	Annual	JPMorgan Chase Bank N.A.	04/22/25	4.10	GBP	106,874	(1,368,677)
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.90%	Annual	4.15%	Annual	Goldman Sachs International	04/23/25	4.15	USD	8,674	(168,785)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.90%	Annual	4.15%	Annual	Barclays Bank PLC	04/25/25	4.15%	USD	8,627	$ (168,929)
2-Year Interest Rate Swap, 06/15/27	1-day SOFR, 4.90%	Annual	4.60%	Annual	Morgan Stanley & Co. International PLC	06/13/25	4.60	USD	223,903	(425,078)
5-Year Interest Rate Swap, 06/22/30	1-day SOFR, 4.90%	Annual	4.40%	Annual	Goldman Sachs International	06/20/25	4.40	USD	116,178	(676,044)
5-Year Interest Rate Swap, 06/29/30	1-day SOFR, 4.90%	Annual	4.55%	Annual	Morgan Stanley & Co. International PLC	06/27/25	4.55	USD	136,847	(648,627)
										(22,460,611)
										$ (26,018,361)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
AVIS Budget Car Rental LLC	5.00%	Quarterly	12/20/26	USD	12,271	$ (680,109)	$ (766,661)	$ 86,552
CDX.NA.IG.39.V1	1.00	Quarterly	12/20/27	USD	5,479	(113,381)	(4,999)	(108,382)
CDX.NA.HY.43.V1	5.00	Quarterly	12/20/29	USD	3,830	(285,335)	(263,423)	(21,912)
						$ (1,078,825)	$ (1,035,083)	$ (43,742)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V4	5.00%	Quarterly	12/20/27	B	USD	21,615	$ 1,678,492	$ (42,252)	$ 1,720,744
CDX.NA.HY.41.V2	5.00	Quarterly	12/20/28	B	USD	31,965	2,565,851	1,020,185	1,545,666
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	B+	EUR	9,599	896,438	843,246	53,192
							$ 5,140,781	$ 1,821,179	$ 3,319,602

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	14,565	$ 478,910	$ 303	$ 478,607
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-day MXIBTIIE, 10.71%	Monthly	9.79%	Monthly	N/A	02/04/25	MXN	1,437,091	$ (184,631)	$ 25	$ (184,656)
28-day MXIBTIIE, 10.71%	Monthly	9.80%	Monthly	N/A	02/04/25	MXN	1,437,091	(181,300)	25	(181,325)
0.28%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	03/09/26	JPY	26,882,219	276,158	587	275,571
8.02%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	03/26/25 (a)	03/26/26	ZAR	424,356	(134,261)	62	(134,323)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.90%	Annual	4.93%	Annual	N/A	04/26/26	USD	1,080,090	$ 11,547,583	$ 153,941	$ 11,393,642
8.15%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	05/07/25 (a)	05/07/26	ZAR	598,732	(234,991)	89	(235,080)
1-day SOFR, 4.90%	Annual	4.50%	Annual	N/A	05/08/26	USD	238,166	660,186	814	659,372
1-day SOFR, 4.90%	Annual	4.35%	Annual	N/A	07/22/26	USD	102,378	354,629	391	354,238
28-day MXIBTIIE, 10.71%	Monthly	6.48%	Monthly	N/A	08/12/26	MXN	580,343	(1,710,840)	115	(1,710,955)
28-day MXIBTIIE, 10.71%	Monthly	6.47%	Monthly	N/A	08/13/26	MXN	796,887	(2,355,501)	157	(2,355,658)
28-day MXIBTIIE, 10.71%	Monthly	6.42%	Monthly	N/A	08/14/26	MXN	649,632	(1,946,317)	125	(1,946,442)
28-day MXIBTIIE, 10.71%	Monthly	6.42%	Monthly	N/A	08/17/26	MXN	585,216	(1,746,199)	110	(1,746,309)
6.92%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	09/23/25 (a)	09/23/26	ZAR	61,357	13,556	10	13,546
28-day MXIBTIIE, 10.71%	Monthly	9.81%	Monthly	N/A	10/20/26	MXN	272,922	(10,630)	61	(10,691)
1-day SOFR, 4.90%	Annual	4.00%	Annual	N/A	10/28/26	USD	370,972	345,122	1,670	343,452
7.25%	Quarterly	3-mo. JIBAR, 8.02%	Quarterly	03/19/25 (a)	03/19/27	ZAR	230,360	42,440	63	42,377
1-day MIBOR, 6.61%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/27	INR	11,020,055	68,240	872	67,368
1-day SOFR, 4.90%	Annual	4.73%	Annual	N/A	04/26/27	USD	1,289,442	21,080,504	591,740	20,488,764
1-day SOFR, 4.90%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	282,111	1,939,349	1,262	1,938,087
1-day SOFR, 4.90%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	282,111	2,202,423	1,262	2,201,161
1-day SOFR, 4.90%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	95,676	900,961	435	900,526
3.45%	Annual	1-day SOFR, 4.90%	Annual	N/A	01/26/28	USD	228,623	968,274	989	967,285
1-day SOFR, 4.90%	Annual	4.00%	Annual	N/A	01/26/28	USD	228,623	1,326,880	989	1,325,891
3.27%	Annual	1-day SOFR, 4.90%	Annual	02/05/26 (a)	02/05/28	USD	230,190	1,713,478	996	1,712,482
1-day SONIA, 4.95%	At Termination	3.18%	At Termination	02/10/27 (a)	02/10/28	GBP	849,941	(7,294,205)	4,686	(7,298,891)
1-day SONIA, 4.95%	Annual	4.86%	Annual	N/A	06/20/28	GBP	62,860	1,883,038	(121)	1,883,159
28-day MXIBTIIE, 10.71%	Monthly	9.13%	Monthly	N/A	08/15/28	MXN	991,705	(784,544)	427	(784,971)
1-day SONIA, 4.95%	Annual	4.12%	Annual	N/A	11/17/28	GBP	57,730	(745,727)	2,294	(748,021)
1-day SONIA, 4.95%	Annual	4.12%	Annual	N/A	11/21/28	GBP	57,649	(730,013)	2,317	(732,330)
6-mo. EURIBOR, 2.86%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	148,633	6,363,406	1,386	6,362,020
1-day MIBOR, 6.61%	Semi-Annual	6.26%	Semi-Annual	N/A	03/20/29	INR	3,150,422	(57,491)	424	(57,915)
1-day MIBOR, 6.61%	Semi-Annual	6.30%	Semi-Annual	N/A	03/20/29	INR	3,850,516	(2,981)	519	(3,500)
1-day SOFR, 4.90%	Annual	4.50%	Annual	N/A	04/26/29	USD	1,720,423	42,232,707	1,763,251	40,469,456
6-mo. EURIBOR, 2.86%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	165,249	4,340,449	1,568	4,338,881
1-day SOFR, 4.90%	Annual	4.00%	Annual	N/A	05/06/29	USD	235,522	426,253	1,995	424,258
6-mo. EURIBOR, 2.86%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	119,586	2,321,981	1,185	2,320,796
1-day SOFR, 4.90%	Annual	3.66%	Annual	N/A	10/10/29	USD	115,310	(738,841)	1,071	(739,912)
28-day MXIBTIIE, 10.71%	Monthly	9.47%	Monthly	N/A	10/19/29	MXN	59,304	(9,597)	28	(9,625)
28-day MXIBTIIE, 10.71%	Monthly	9.49%	Monthly	N/A	10/19/29	MXN	124,012	(15,051)	58	(15,109)
0.02%	Annual	6-mo. EURIBOR, 2.86%	Semi-Annual	N/A	08/26/31	EUR	103,788	17,517,821	1,697	17,516,124
1-day ESTR, 1,448.41%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	74,318	137,419	1,041	136,378
3-mo. JIBAR, 8.02%	Quarterly	9.90%	Quarterly	N/A	09/20/33	ZAR	276,671	1,164,474	248	1,164,226
3-mo. JIBAR, 8.02%	Quarterly	9.90%	Quarterly	N/A	09/20/33	ZAR	138,336	582,742	123	582,619
3-mo. JIBAR, 8.02%	Quarterly	9.92%	Quarterly	N/A	09/20/33	ZAR	138,336	593,599	124	593,475
1-day MIBOR, 6.61%	Semi-Annual	6.34%	Semi-Annual	N/A	03/20/34	INR	2,026,903	5,779	421	5,358
1-day MIBOR, 6.61%	Semi-Annual	6.35%	Semi-Annual	N/A	03/20/34	INR	2,026,903	22,717	421	22,296
1-day SOFR, 4.90%	Annual	4.35%	Annual	N/A	04/26/34	USD	1,281,638	52,276,931	2,293,757	49,983,174
1-day SOFR, 4.90%	Annual	3.66%	Annual	N/A	10/10/34	USD	77,654	(805,805)	1,273	(807,078)
3.46%	Annual	1-day SOFR, 4.90%	Annual	12/15/26 (a)	12/15/36	USD	46,302	1,070,855	767	1,070,088
4.25%	Annual	1-day SOFR, 4.90%	Annual	N/A	09/29/43	USD	16,230	(939,460)	10,700	(950,160)
3.65%	Annual	1-day SOFR, 4.90%	Annual	N/A	11/03/53	USD	50,072	938,566	1,583	936,983
Tokyo Overnight Average Rate, 0.23%	Annual	1.45%	Annual	N/A	03/06/54	JPY	2,733,675	(981,045)	644	(981,689)
Tokyo Overnight Average Rate, 0.23%	Annual	1.45%	Annual	N/A	03/11/54	JPY	2,733,675	(977,190)	647	(977,837)
1-day SOFR, 4.90%	Annual	4.07%	Annual	N/A	04/26/54	USD	49,926	3,436,478	214,943	3,221,535
3.65%	Annual	1-day SOFR, 4.90%	Annual	N/A	11/02/54	USD	464,907	(226,237)	147,899	(374,136)
								$ 155,942,141	$ 5,214,166	$ 150,727,975

(a)	Forward Swap.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
American Airlines Group Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	880	$ (9,712)	$ (1,418)	$ (8,294)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	06/20/25	USD	1,210	(1,434)	69,338	(70,772)
Community Health Systems Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	USD	320	2,613	19,007	(16,394)
Community Health Systems Inc.	5.00	Quarterly	Goldman Sachs International	06/20/26	USD	475	3,879	36,549	(32,670)
Borgwarner Inc.	1.00	Quarterly	BNP Paribas SA	12/20/27	USD	1,330	(25,031)	11,939	(36,970)
Pitney Bowes, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/27	USD	480	22,685	80,831	(58,146)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	270	12,760	47,795	(35,035)
Pitney Bowes, Inc.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	400	18,904	72,926	(54,022)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	490	23,157	82,558	(59,401)
Pitney Bowes, Inc.	1.00	Quarterly	Goldman Sachs International	12/20/27	USD	675	31,901	116,713	(84,812)
Xerox Corp.	1.00	Quarterly	Citibank N.A.	12/20/27	USD	470	40,117	35,524	4,593
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	USD	790	67,431	59,867	7,564
Paramount Global Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	425	(619)	13,437	(14,056)
Paramount Global Class B	1.00	Quarterly	Barclays Bank PLC	06/20/28	USD	395	(575)	12,497	(13,072)
Paramount Global Class B	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	1,955	(2,849)	64,850	(67,699)
Simon Property Group., LP	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	USD	4,065	(82,303)	69,848	(152,151)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	7,200	(163,362)	185,167	(348,529)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	8,100	12,810	(33,287)	46,097
Xerox Corp.	1.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/28	USD	130	19,746	13,324	6,422
Xerox Corp.	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/28	USD	260	39,492	26,623	12,869
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	8,100	49,707	90,992	(41,285)
DXC Technology, Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	1,385	(222,732)	(164,079)	(58,653)
DXC Technology, Co.	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	692	(111,285)	(72,487)	(38,798)
Republic of Panama	1.00	Quarterly	Citibank N.A.	12/20/29	USD	4,885	173,439	156,551	16,888
Southwest Airlines, Co.	1.00	Quarterly	Citibank N.A.	12/20/29	USD	5,680	(14,751)	(7,821)	(6,930)
TIM S.p.A.	1.00	Quarterly	Goldman Sachs International	12/20/29	EUR	1,700	71,914	85,833	(13,919)
							$ (44,098)	$ 1,073,077	$ (1,117,175)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vistra Operations Company LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	BB+	USD	2,125	$ 117,313	$ 44,263	$ 73,050
Virgin Media Finance PLC	5.00	Quarterly	Bank of America N.A.	06/20/29	B-	EUR	2,073	128,959	79,511	49,448
Virgin Media Finance PLC	5.00	Quarterly	Goldman Sachs International	06/20/29	B-	EUR	3,960	246,260	148,584	97,676
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	1,886	117,300	80,542	36,758
Faurecia SE	5.00	Quarterly	Goldman Sachs International	12/20/29	BB	EUR	992	76,679	73,808	2,871
								$ 686,511	$ 426,708	$ 259,803

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.40%	At Termination	10.98%	At Termination	Barclays Bank PLC	N/A	01/02/25	BRL	865,953	$ 37,292	$ —	$ 37,292
1-day BZDIOVER, 0.40%	At Termination	11.02%	At Termination	Barclays Bank PLC	N/A	01/02/25	BRL	92,993	126	—	126
1-day BZDIOVER, 0.40%	At Termination	13.18%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	435,468	1,988,283	—	1,988,283
1-day BZDIOVER, 0.40%	At Termination	13.21%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	435,248	2,034,571	—	2,034,571
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.40%	At Termination	13.25%	At Termination	Citibank N.A.	N/A	01/02/25	BRL	228,965	$ 1,103,477	$ —	$ 1,103,477
1-day BZDIOVER, 0.40%	At Termination	9.40%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	289,615	(4,487,584)	—	(4,487,584)
1-day BZDIOVER, 0.40%	At Termination	9.43%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/25	BRL	315,948	(4,827,492)	—	(4,827,492)
9.73%	At Termination	1-day COOIS, 9.64%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	55,427,863	6,977	—	6,977
9.81%	At Termination	1-day COOIS, 9.64%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	88,691,461	(4,428)	—	(4,428)
1-day BZDIOVER, 0.40%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	152,923	(169,583)	—	(169,583)
1-day BZDIOVER, 0.40%	At Termination	11.83%	At Termination	Barclays Bank PLC	N/A	07/01/25	BRL	9,026	(2,262)	—	(2,262)
1-day BZDIOVER, 0.40%	At Termination	12.16%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	124,064	(3,764)	—	(3,764)
7.25%	Quarterly	1-day COOIS, 9.64%	Quarterly	Barclays Bank PLC	N/A	09/25/26	COP	2,818,677	9,072	—	9,072
1-day BZDIOVER, 0.40%	At Termination	10.07%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	122,264	(1,704,125)	—	(1,704,125)
1-day BZDIOVER, 0.40%	At Termination	10.14%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	130,062	(1,764,433)	—	(1,764,433)
1-day BZDIOVER, 0.40%	At Termination	10.16%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	173,308	(2,330,358)	—	(2,330,358)
1-day BZDIOVER, 0.40%	At Termination	10.16%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	928	(12,479)	—	(12,479)
1-day BZDIOVER, 0.40%	At Termination	10.16%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	166,281	(2,233,375)	—	(2,233,375)
11.49%	At Termination	1-day BZDIOVER, 0.40%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	93,610	435,951	—	435,951
11.57%	At Termination	1-day BZDIOVER, 0.40%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	58,202	238,289	—	238,289
12.21%	At Termination	1-day BZDIOVER, 0.40%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	12,635	28,100	—	28,100
1-day BZDIOVER, 0.40%	At Termination	12.55%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/04/27	BRL	66,940	(80,339)	—	(80,339)
1-day BZDIOVER, 0.40%	At Termination	9.77%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	63,364	(797,786)	—	(797,786)
1-day BZDIOVER, 0.40%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	138,239	(1,919,524)	—	(1,919,524)
									$ (14,455,394)	$ —	$ (14,455,394)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fixed, 0.00%	At Termination	Citi Equity US 1W Volatility Carry Fixed Income	At Termination	Citibank N.A.	N/A	12/20/24	USD	126	$ 125,578	$ —	$ 125,578
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.60%, 4.90%	At Termination	Goldman Sachs International	N/A	12/20/24	USD	34,522	1,516,401	—	1,516,401

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

OTC Total Return Swaps (continued)
Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iShares iBoxx $ Investment Grade Corporate Bond ETF	At Termination	1-day SOFR minus 0.60%, 4.90%	At Termination	JPMorgan Chase Bank N.A.	N/A	12/20/24	USD	92,172	$ 4,048,746	$ —	$ 4,048,746
1-day SOFR minus 0.30%, 4.90%	At Termination	iShares iBoxx $ High Yield Corporate Bond ETF	At Termination	JPMorgan Chase Bank N.A.	N/A	12/20/24	USD	8,022	(151,523)	—	(151,523)
1-day SOFR plus 0.40%, 4.90%	At Termination	iShares Broad USD High Yield Corporate Bond ETF	At Termination	BNP Paribas SA	N/A	12/20/24	USD	20,512	(414,497)	—	(414,497)
									$ 5,124,705	$ —	$ 5,124,705
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Barclays Bank PLC(b)	07/28/25	$645,565	$16,378 (c)	$665,277	0.0%
	Monthly	Citibank N.A.(d)	02/24/25 – 02/24/28	(499,450,964)	6,421,157 (e)	(493,243,044)	3.0
	Monthly	JPMorgan Chase Bank N.A.(f)	02/10/25 – 02/18/25	(165,140,963)	8,559,090 (g)	(156,675,256)	1.1
					$14,996,625	$(649,253,023)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(3,334) of net dividends and financing fees.
(e)	Amount includes $213,237 of net dividends and financing fees.
(g)	Amount includes $93,383 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range: Benchmarks:	20-20 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	0-150 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-240 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

The following table represents the individual long  positions and related values of the equity securities underlying the total return swap with Barclays Bank PLC as of period end, termination date 07/28/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
United States
AMC Networks, Inc.	82,133	$665,277	100.0%
Net Value of Reference Entity — Barclays Bank PLC		$665,277
The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/24/25 — 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Short
Common Stocks
Belgium
D Ieteren Group	(10,109)	$(2,188,566)	0.4%
UCB SA	(37,402)	(7,201,696)	1.5
		(9,390,262)
Brazil
BRF SA	(117,893)	(534,923)	0.1
Localiza Rent a Car SA	(27,329)	(198,648)	0.0
Nu Holdings Ltd.	(740,513)	(11,174,341)	2.3
		(11,907,912)
Canada
Canadian Pacific Kansas City Ltd.	(141,694)	(10,930,695)	2.2
China
Alibaba Group Holding, Ltd.	(257,800)	(3,153,489)	0.6
Anhui Conch Cement Co., Ltd.	(656,500)	(1,907,029)	0.4
Baidu Inc.	(179,050)	(2,043,107)	0.4
China International Capital Corp., Ltd.	(1,543,200)	(2,789,026)	0.6
China Overseas Land & Investment Ltd.	(881,000)	(1,683,430)	0.3
China Railway Group Ltd.	(3,695,000)	(1,843,874)	0.4
China Resources Power Holdings Co., Ltd.	(2,282,525)	(5,490,608)	1.1
CRRC Corp Ltd.	(2,904,000)	(1,879,668)	0.4
Longfor Group Holdings Ltd.	(3,661,500)	(5,931,653)	1.2
New Oriental Education & Technology Group Inc.	(200,300)	(1,253,488)	0.3
Postal Savings Bank of China Co., Ltd.	(7,556,000)	(4,339,268)	0.9
Zijin Mining Group Co., Ltd.	(1,498,000)	(3,190,848)	0.6
		(35,505,488)
Denmark
Coloplast A/S	(49,243)	(6,167,715)	1.2
Zehnder Group AG	(15,634)	(1,804,827)	0.4
		(7,972,542)
Security	Shares	Value	% of Basket Value
Finland
Metso Corporation	(6,195)	$(58,959)	0.0%
Neste OYJ	(96,887)	(1,555,618)	0.3
		(1,614,577)
France
Alstom SA	(307,680)	(6,767,871)	1.4
Teleperformance SE	(32,620)	(3,457,781)	0.7
		(10,225,652)
Germany
thyssenkrupp AG	(262,906)	(917,755)	0.2
Italy
DiaSorin SpA	(30,476)	(3,310,017)	0.7
Nexi SpA	(701,904)	(4,436,590)	0.9
Telecom Italia SpA	(8,736,249)	(2,212,930)	0.4
		(9,959,537)
Japan
Advantest Corp.	(66,600)	(3,856,114)	0.8
DMG Mori Co. Ltd.	(131,051)	(2,498,889)	0.5
Kobe Bussan Co., Ltd.	(106,700)	(2,617,319)	0.5
Koito Manufacturing Co. Ltd.	(182,200)	(2,353,317)	0.5
MatsukiyoCocokara & Co.	(252,600)	(3,439,069)	0.7
Mercari, Inc.	(489,286)	(6,844,682)	1.4
Mitsubishi Heavy Industries Ltd.	(60,600)	(855,487)	0.2
MonotaRO Co., Ltd.	(85,000)	(1,282,339)	0.3
Nippon Express Holdings, Inc	(69,900)	(3,446,205)	0.7
Nissan Motor Co. Ltd.	(1,221,900)	(3,255,203)	0.7
Olympus Corp.	(59,610)	(1,049,272)	0.2
Recruit Holdings Co. Ltd.	(45,399)	(2,772,178)	0.6
Rohm Co. Ltd.	(247,500)	(2,728,644)	0.5
Sanrio Co., Ltd.	(112,300)	(3,046,577)	0.6
Seven & i Holdings Co. Ltd.	(579,300)	(8,341,881)	1.7
Sharp Corp.	(57,500)	(350,045)	0.1
SoftBank Group Corp.	(94,300)	(5,622,023)	1.1
Square Enix Holdings Co. Ltd.	(13,686)	(534,528)	0.1
SUMCO Corp.	(1,010,000)	(9,657,034)	1.9
Sumitomo Chemical Co., Ltd.	(1,227,374)	(3,276,768)	0.7
Taisei Corp.	(77,735)	(3,273,537)	0.7
Tokyo Ohka Kogyo Co., Ltd.	(10,075)	(231,874)	0.0
		(71,332,985)
Mexico
Alfa SAB de CV	(576,130)	(417,496)	0.1
Netherlands
OCI NV	(51,181)	(623,133)	0.1
Norway
Salmar ASA	(19,773)	(1,003,012)	0.2
Poland
ORLEN SA	(353,591)	(4,616,862)	0.9
Singapore
Seatrium Ltd.	(362,000)	(515,999)	0.1

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value
South Korea
LG Energy Solution Ltd.	(8,491)	$(2,491,856)	0.5%
POSCO Future M Co. Ltd.	(11,255)	(1,807,588)	0.4
		(4,299,444)
Spain
Grifols SA	(720,872)	(8,091,967)	1.6
Sweden
Beijer Ref AB, Class B	(21,900)	(329,893)	0.1
EQT AB	(71,474)	(2,073,675)	0.4
H & M Hennes & Mauritz AB	(128,682)	(1,918,300)	0.4
		(4,321,868)
Switzerland
Clariant AG	(101,699)	(1,413,370)	0.3
DSM-Firmenich AG	(11,163)	(1,323,744)	0.3
Sandoz Group AG	(50,596)	(2,306,584)	0.5
Swatch Group AG	(44,081)	(9,045,554)	1.8
Swiss Life Holding AG	(66)	(53,744)	0.0
Temenos AG	(44,396)	(3,075,096)	0.6
		(17,218,092)
Taiwan
Chailease Holding Co., Ltd.	(252,092)	(1,180,492)	0.2
Formosa Plastics Corp.	(1,716,000)	(2,516,515)	0.5
Fubon Financial Holding Co., Ltd.	(955,840)	(2,670,099)	0.6
		(6,367,106)
United Kingdom
Entain PLC	(535,624)	(5,151,365)	1.1
JD Sports Fashion PLC	(800,888)	(1,284,213)	0.3
Rentokil Initial PLC	(1,315,914)	(6,600,325)	1.3
		(13,035,903)
United States
Air Products and Chemicals, Inc.	(28,782)	(8,937,674)	1.8
Albemarle Corp.	(140,081)	(13,269,873)	2.7
APA Corp.	(481,070)	(11,353,252)	2.3
Celanese Corp., Class A	(53,686)	(6,762,825)	1.4
Charles River Laboratories International, Inc.	(32,495)	(5,802,957)	1.2
Charter Communications, Inc.	(59,583)	(19,519,987)	4.0
Constellation Energy Corp.	(6,168)	(1,621,937)	0.3
Corteva, Inc.	(90,290)	(5,500,467)	1.1
Enphase Energy, Inc.	(87,307)	(7,249,973)	1.5
FedEx Corp.	(72,373)	(19,819,346)	4.0
First Solar Inc.	(19,988)	(3,887,266)	0.8
Fiserv Inc.	(26,162)	(5,177,460)	1.0
FMC Corp.	(28,629)	(1,860,599)	0.4
GE HealthCare Technologies, Inc.	(217,719)	(19,017,755)	3.8
Gen Digital, Inc.	(69,883)	(2,034,294)	0.4
Henry Schein Inc.	(18,800)	(1,320,324)	0.3
Iron Mountain, Inc.	(6,269)	(775,663)	0.2
Kenvue, Inc.	(251,444)	(5,765,611)	1.2
Lamb Weston Holdings, Inc.	(219,031)	(17,016,518)	3.4
Martin Marietta Materials, Inc.	(6,283)	(3,721,672)	0.7
Norfolk Southern Corp.	(62,327)	(15,608,551)	3.2
Palantir Technologies, Inc.	(56,384)	(2,343,319)	0.5
Parker-Hannifin Corp.	(4,244)	(2,690,993)	0.5
Ralph Lauren Corp., Class A	(26,660)	(5,276,814)	1.1
Revvity, Inc.	(4,022)	(476,969)	0.1
Smurfit Westrock PLC	(50,172)	(2,593,435)	0.5
Smurfit WestRock PLC	(293,613)	(15,121,069)	3.1
Solventum Corp.	(46,770)	(3,394,567)	0.7
Security	Shares	Value	% of Basket Value
United States (continued)
Southwest Airlines Co.	(454,239)	$(13,890,629)	2.8%
Standardaero Inc.	(285,602)	(8,239,618)	1.7
Super Micro Computer Inc.	(109,008)	(3,173,223)	0.6
Tapestry, Inc.	(253,159)	(12,012,395)	2.4
Walgreens Boots Alliance, Inc.	(1,826,471)	(17,278,416)	3.5
		(262,515,451)

Preferred Stocks
Germany
Sartorius AG	(1,773)	(459,306)	0.1
Net Value of Reference Entity — Citibank N.A.		$(493,243,044)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/10/25 — 02/18/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Saudi Arabia
Dr. Soliman Abdul Kader Fake	64,030	$980,976	(0.6)%
Rasan Information Technology	59,104	1,148,433	(0.7)
		2,129,409
United States
AMC Networks, Inc.	45,282	366,784	(0.2)
Eagle Bancorp, Inc.	32,278	846,006	(0.6)
Informatica, Inc.	79,788	2,178,213	(1.4)
New York Community Bancorp Inc.	298,356	3,019,363	(1.9)
Western Digital Corp.	26,045	1,700,999	(1.1)
		8,111,365

Total Reference Entity — Long		10,240,774
Reference Entity — Short
Common Stocks
Australia
CAR Group Ltd.	(68,563)	(1,688,777)	1.1
Dexus	(785,295)	(3,685,576)	2.3
IDP Education Ltd.	(102,745)	(935,384)	0.6
Lynas Rare Earths Ltd.	(1,568,710)	(7,796,112)	5.0
Mineral Resources Ltd.	(247,695)	(6,365,120)	4.1
Pro Medicus Ltd.	(53,826)	(6,818,424)	4.3
SEEK Ltd.	(223,857)	(3,636,827)	2.3
Treasury Wine Estates Ltd.	(645,146)	(4,789,786)	3.1
WiseTech Global Ltd.	(100,428)	(7,710,678)	4.9
		(43,426,684)
Brazil
BRF SA	(192,442)	(873,178)	0.6
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	(61,249)	(975,593)	0.6
Cosan SA	(1,163,087)	(2,378,122)	1.5
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Security	Shares	Value	% of Basket Value
Brazil (continued)
Localiza Rent a Car SA	(1,325,598)	$(9,635,460)	6.2%
Natura & Co Holding SA	(680,484)	(1,613,838)	1.0
		(15,476,191)
Canada
Power Corp. of Canada	(21,250)	(671,679)	0.4
China
China International Capital Corp., Ltd.	(44,400)	(80,244)	0.1
China Resources Power Holdings Co., Ltd.	(16,798)	(40,408)	0.0
NIO Inc.	(12,690)	(65,270)	0.0
PICC Property & Casualty Co. Ltd.	(4,672,000)	(7,087,282)	4.5
Shandong Gold Mining Co. Ltd., Class H	(956,250)	(1,894,412)	1.2
Zijin Mining Group Co., Ltd.	(68,000)	(144,845)	0.1
		(9,312,461)
Finland
Metso Corporation	(122,380)	(1,164,710)	0.7
France
Sartorius Stedim Biotech	(23,698)	(4,753,885)	3.0
Italy
Telecom Italia SpA	(11,611,380)	(2,941,213)	1.9
Japan
Mercari, Inc.	(86,661)	(1,212,311)	0.8
Olympus Corp.	(49)	(862)	0.0
Rakuten Group, Inc.	(13)	(78)	0.0
Sharp Corp.	(538,400)	(3,277,641)	2.1
Shinko Electric Industries Co. Ltd.	(143,600)	(5,135,336)	3.3
Square Enix Holdings Co. Ltd.	(27,751)	(1,083,859)	0.7
SUMCO Corp.	(6,900)	(65,974)	0.0
Tokyo Ohka Kogyo Co., Ltd.	(627)	(14,430)	0.0
		(10,790,491)
Mexico
Alfa SAB de CV	(1,336,347)	(968,392)	0.6
Poland
Inpost SA	(105,643)	(2,060,893)	1.3
Singapore
SATS Ltd.	(780,300)	(2,314,983)	1.5
South Africa
Impala Platinum Holdings Ltd.	(944,135)	(6,231,790)	4.0
South Korea
Delivery Hero SE, Class A	(125,994)	(5,348,708)	3.4
POSCO Future M Co. Ltd.	(14,546)	(2,336,132)	1.5
POSCO Holdings, Inc.	(6,177)	(1,488,357)	1.0
		(9,173,197)
Security	Shares	Value	% of Basket Value
Sweden
Beijer Ref AB, Class B	(141,068)	$(2,124,993)	1.4%
Switzerland
Bachem Holding AG	(29,632)	(2,345,083)	1.5
Tecan Group AG, Registered Shares	(9,536)	(2,409,482)	1.5
		(4,754,565)
Taiwan
Chailease Holding Co., Ltd.	(715)	(3,348)	0.0
Innolux Corp.	(29,000)	(13,981)	0.0
Lite-On Technology Corp., ADR	(10,000)	(31,348)	0.0
Unimicron Technology Corp.	(2,000)	(9,768)	0.0
		(58,445)
United States
Air Transport Services Group, Inc.	(24,125)	(415,915)	0.3
Albemarle Corp.	(3,361)	(318,388)	0.2
Atlantic Union Bankshares Corp.	(14,435)	(545,643)	0.4
Brandywine Realty Trust	(5,149)	(26,105)	0.0
Celanese Corp., Class A	(6,428)	(809,735)	0.5
Community Bank System, Inc.	(13,952)	(853,025)	0.5
CVB Financial Corp.	(34,967)	(679,409)	0.4
Enphase Energy, Inc.	(1,103)	(91,593)	0.1
Lamb Weston Holdings, Inc.	(9,309)	(723,216)	0.5
Provident Financial Services, Inc.	(49,500)	(924,660)	0.6
Revvity, Inc.	(38,718)	(4,591,568)	2.9
Servisfirst Bancshares Inc.	(11,863)	(986,290)	0.6
Simon Property Group, Inc.	(4,556)	(770,511)	0.5
Smurfit Westrock PLC	(16,981)	(877,763)	0.6
		(12,613,821)
		(128,838,393)
Investment Companies
United States
iShares iBoxx $ Investment Grade Corporate Bond ETF	(203,215)	(22,148,403)	14.2
Vanguard Intermediate-Term Corporate Bond ETF	(191,274)	(15,563,965)	9.9
		(37,712,368)
Preferred Stocks
Germany
Sartorius AG	(1,410)	(365,269)	0.2
		(365,269)
Total Reference Entity — Short		(166,916,030)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(156,675,256)
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps(a)	$ 7,078,021	$ (1,077,456)	$ 177,599,349	$ (23,116,907)	$ —
OTC Swaps	1,778,877	(279,092)	26,923,724	(22,115,160)	—
Options Written	N/A	N/A	18,254,919	(17,409,149)	(57,236,268)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ 494,037	$ —	$ 31,172,308	$ —	$ 123,774,360	$ —	$ 155,440,705
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	32,168,974	—	—	32,168,974
Options purchased Investments at value — unaffiliated(b)	—	158,097	65,316,638	3,655,023	5,763,715	—	74,893,473
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps(a)	—	3,406,154	—	—	173,714,588	478,607	177,599,349
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	2,133,113	20,687,350	—	5,882,138	—	28,702,601
	$ 494,037	$ 5,697,364	$ 117,176,296	$ 35,823,997	$ 309,134,801	$ 478,607	$ 468,805,102
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ 210,012	$ —	$ 8,106,208	$ —	$ 117,645,455	$ —	$ 125,961,675
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	108,969,484	—	—	108,969,484
Options written Options written at value	—	49,254	28,685,652	2,079,157	26,422,205	—	57,236,268
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps(a)	—	130,294	—	—	22,986,613	—	23,116,907
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	1,490,700	566,020	—	20,337,532	—	22,394,252
	$ 210,012	$ 1,670,248	$ 37,357,880	$ 111,048,641	$ 187,391,805	$ —	$ 337,678,586

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Consolidated Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation)
is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.
For the period ended October 31, 2024, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ (746,607)	$ —	$ (69,088,146)	$ —	$ (40,735,385)	$ —	$ (110,570,138)
Forward foreign currency exchange contracts	—	—	—	5,783,725	—	—	5,783,725
Options purchased(a)	—	(1,582,011)	(9,229,245)	(6,209,354)	(7,515,996)	(266,125)	(24,802,731)
Options written	—	344,269	53,412,817	2,122,201	18,672,317	—	74,551,604
Swaps	—	5,235,540	(24,582,383)	—	(34,147,508)	—	(53,494,351)
	$ (746,607)	$ 3,997,798	$ (49,486,957)	$ 1,696,572	$ (63,726,572)	$ (266,125)	$ (108,531,891)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ 4,392,939	$ —	$ 21,625,767	$ —	$ (29,120,886)	$ —	$ (3,102,180)
Forward foreign currency exchange contracts	—	—	—	(6,625,384)	—	—	(6,625,384)
Options purchased(b)	—	484,834	17,122,938	1,163,988	5,692,682	(2,100,820)	22,363,622
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Options written	$ —	$ (36,329)	$ 796,635	$ (1,172,336)	$ 12,594,633	$ —	$ 12,182,603
Swaps	—	(3,994,487)	5,170,584	—	138,080,150	454,080	139,710,327
	$ 4,392,939	$ (3,545,982)	$ 44,715,924	$ (6,633,732)	$ 127,246,579	$ (1,646,740)	$ 164,528,988

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,278,096,526
Average notional value of contracts — short	$9,320,247,089
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,978,606,460
Average amounts sold — in USD	$3,629,309,170
Options:
Average value of option contracts purchased	$78,039,753
Average value of option contracts written	$31,621,911
Average notional value of swaption contracts purchased	$1,428,806,628
Average notional value of swaption contracts written	$5,216,620,312
Credit default swaps:
Average notional value — buy protection	$107,954,250
Average notional value — sell protection	$92,370,898
Interest rate swaps:
Average notional value — pays fixed rate	$1,453,829,406
Average notional value — receives fixed rate	$12,004,251,760
Inflation swaps:
Average notional value — receives fixed rate	$15,803,023
Total return swaps:
Average notional value	$(499,014,715)
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 34,191,460	$ 16,060,970
Forward foreign currency exchange contracts	32,168,974	108,969,484
Options	74,893,473 (a)	57,236,268
Swaps — centrally cleared	—	9,330,958
Swaps — OTC(b)	28,702,601	22,394,252
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	169,956,508	213,991,932
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(98,942,592)	(54,118,913)
Total derivative assets and liabilities subject to an MNA	$ 71,013,916	$ 159,873,019

(a)
Includes options purchased at value which is included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated
Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statement of Assets and Liabilities.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 3,958,940	$ (3,958,940)	$ —	$ —	$ —
Barclays Bank PLC	3,564,656	(3,564,656)	—	—	—
BNP Paribas SA	2,353,747	(2,353,747)	—	—	—
Citibank N.A.	14,485,592	(9,992,045)	—	(4,493,547)	—
Deutsche Bank AG	4,089,099	(4,089,099)	—	—	—
Goldman Sachs International	5,225,019	(5,225,019)	—	—	—
HSBC Bank PLC	841,335	(841,335)	—	—	—
JPMorgan Chase Bank N.A.	21,253,160	(18,155,740)	—	—	3,097,420
Morgan Stanley & Co. International PLC	6,429,787	(2,780,954)	—	(1,240,000)	2,408,833
Nomura International PLC	32,708	—	—	—	32,708
State Street Bank and Trust Co.	4,776,353	(4,776,353)	—	—	—
The Bank of New York Mellon	107,854	(107,854)	—	—	—
UBS AG	3,895,666	(954,163)	—	(943,000)	1,998,503
	$ 71,013,916	$ (56,799,905)	$ —	$ (6,676,547)	$ 7,537,464

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 13,542,200	$ (3,958,940)	$ (6,025,206)	$ (501,000)	$ 3,057,054
Barclays Bank PLC	66,860,546	(3,564,656)	(383,185)	—	62,912,705
BNP Paribas SA	9,350,216	(2,353,747)	(4,113,396)	—	2,883,073
Citibank N.A.	9,992,045	(9,992,045)	—	—	—
Deutsche Bank AG	8,395,839	(4,089,099)	(4,276,305)	—	30,435
Goldman Sachs International	10,512,345	(5,225,019)	(4,650,312)	—	637,014
HSBC Bank PLC	3,817,203	(841,335)	(2,975,868)	—	—
JPMorgan Chase Bank N.A.	18,155,740	(18,155,740)	—	—	—
Morgan Stanley & Co. International PLC	2,780,954	(2,780,954)	—	—	—
Natwest Markets PLC	1,757,111	—	—	—	1,757,111
Societe Generale	14,751	—	—	—	14,751
State Street Bank and Trust Co.	8,839,259	(4,776,353)	—	—	4,062,906
The Bank of New York Mellon	4,900,647	(107,854)	—	—	4,792,793
UBS AG	954,163	(954,163)	—	—	—
	$ 159,873,019	$ (56,799,905)	$ (22,424,272)	$ (501,000)	$ 80,147,842

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the
Consolidated Statement of Assets and Liabilities.

Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 282,718,047	$ 25,277,966	$ 307,996,013
Common Stocks
Australia	—	95,132,690	288	95,132,978
Belgium	—	3,421,999	—	3,421,999
Brazil	40,150,108	—	—	40,150,108
Cambodia	—	398,888	—	398,888
Canada	240,876,089	—	—	240,876,089
China	11,011,611	193,513,485	—	204,525,096
Colombia	498,466	—	—	498,466
Czech Republic	460,090	529,510	—	989,600
Denmark	—	118,503,730	—	118,503,730
Finland	3,132,885	676,998	—	3,809,883
France	—	332,327,719	—	332,327,719
Georgia	421,244	—	—	421,244
Germany	—	116,762,134	—	116,762,134
Greece	1,337,206	—	—	1,337,206
Hong Kong	—	39,190,138	—	39,190,138
Hungary	—	2,264,465	—	2,264,465
India	—	24,979,312	—	24,979,312
Indonesia	6,724,705	8,206,756	—	14,931,461
Ireland	—	8,520,910	—	8,520,910
Italy	—	221,672,791	—	221,672,791
Japan	1,469,813	524,720,534	—	526,190,347
Jordan	—	2,451,069	—	2,451,069
Kazakhstan	1,813,478	—	—	1,813,478
Macau	—	4,674,283	—	4,674,283
Malaysia	—	1,061,283	—	1,061,283
Mexico	20,773,757	—	—	20,773,757
Netherlands	26,311,464	113,868,788	—	140,180,252
New Zealand	—	1,812,145	—	1,812,145
Norway	1,156,300	9,539,916	—	10,696,216
Peru	7,487,278	—	—	7,487,278
Philippines	1,478,301	1,679,725	—	3,158,026
Poland	—	5,560,400	—	5,560,400
Portugal	809,519	—	—	809,519
Romania	347,625	—	—	347,625
Saudi Arabia	584,163	5,391,981	—	5,976,144
Singapore	945,579	2,258,564	—	3,204,143
South Africa	1,102,586	4,317,376	—	5,419,962
South Korea	—	79,427,781	—	79,427,781
Spain	—	114,768,300	—	114,768,300
Sweden	—	38,650,654	—	38,650,654
Switzerland	30,990,074	64,487,383	—	95,477,457
Taiwan	—	207,541,983	—	207,541,983
Thailand	2,169,489	719,151	—	2,888,640
Turkey	1,063,201	733,949	—	1,797,150
United Arab Emirates	—	3,941,364	29	3,941,393
United Kingdom	4,356,305	392,626,896	1,544,234	398,527,435
United States	7,297,318,248	220,724,127	159,229,388	7,677,271,763
Corporate Bonds
Argentina	—	1,088,331	—	1,088,331
Australia	—	2,380,653	36,640,601	39,021,254
Austria	6,043,506	6,541,846	—	12,585,352
Belgium	—	2,747,751	—	2,747,751

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Brazil	$ —	$ 8,358,084	$ —	$ 8,358,084
Canada	—	58,168,498	—	58,168,498
Chile	—	5,884,273	—	5,884,273
China	—	3,616,039	—	3,616,039
Colombia	—	5,922,212	—	5,922,212
Costa Rica	—	686,890	—	686,890
Cyprus	—	679,650	—	679,650
Czech Republic	—	4,606,621	—	4,606,621
Finland	—	559,377	—	559,377
France	4,744,656	87,417,322	7,855,059	100,017,037
Germany	—	73,640,301	11,607,614	85,247,915
Ghana	—	618,783	—	618,783
Greece	—	3,076,376	—	3,076,376
Guatemala	—	500,535	—	500,535
Hong Kong	—	21,474,079	—	21,474,079
Hungary	—	552,493	—	552,493
India	—	11,718,484	7,674,184	19,392,668
Indonesia	—	6,986,502	—	6,986,502
Ireland	—	6,214,937	—	6,214,937
Israel	—	13,268,437	—	13,268,437
Italy	1,881,836	68,037,220	10,892,498	80,811,554
Japan	—	18,120,649	—	18,120,649
Jersey	—	24,241,411	31,742,707	55,984,118
Kuwait	—	639,736	—	639,736
Luxembourg	—	38,274,137	1,151,074	39,425,211
Macau	—	7,480,178	—	7,480,178
Malaysia	—	2,864,885	—	2,864,885
Mexico	—	8,108,155	—	8,108,155
Morocco	—	1,141,956	—	1,141,956
Netherlands	—	35,865,213	—	35,865,213
Nigeria	—	887,623	—	887,623
Panama	—	474,895	—	474,895
Peru	—	2,404,578	—	2,404,578
Philippines	—	2,248,513	—	2,248,513
Portugal	—	2,418,636	—	2,418,636
Republic of Korea	—	3,951,887	—	3,951,887
Saudi Arabia	—	1,357,541	—	1,357,541
Slovenia	—	5,389,691	—	5,389,691
South Africa	—	1,421,020	—	1,421,020
South Korea	—	4,793,260	—	4,793,260
Spain	7,474,140	20,259,433	—	27,733,573
Sweden	—	23,659,731	—	23,659,731
Switzerland	—	4,208,763	—	4,208,763
Thailand	—	4,502,184	—	4,502,184
Turkey	—	1,166,287	—	1,166,287
Ukraine	—	1,004,073	—	1,004,073
United Arab Emirates	—	7,750,516	—	7,750,516
United Kingdom	—	251,558,728	8,667,218	260,225,946
United States	—	673,306,052	319,796,693	993,102,745
Uzbekistan	—	1,132,260	—	1,132,260
Vietnam	—	409,783	—	409,783
Zambia	—	7,262,602	—	7,262,602
Fixed Rate Loan Interests	—	1,189,518	26,877,224	28,066,742
Floating Rate Loan Interests	—	581,556,253	247,676,770	829,233,023
Foreign Agency Obligations	—	635,109,119	—	635,109,119
Grantor Trust	17,136,031	—	—	17,136,031
Investment Companies	315,669,523	—	—	315,669,523
Municipal Bonds	—	12,079,792	—	12,079,792
Non-Agency Mortgage-Backed Securities	—	427,458,323	43,986,212	471,444,535
Other Interests	—	—	16,202,322	16,202,322
Preferred Securities
Capital Trusts	—	56,119,457	—	56,119,457
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$ 15,890,566	$ —	$ 16,087,903	$ 31,978,469
Germany	—	5,759,987	—	5,759,987
United States	—	—	310,093,962	310,093,962
India	—	—	—	—
Israel	—	—	16,530,517	16,530,517
China	—	—	55,775,766	55,775,766
Finland	—	—	4,832,756	4,832,756
United Kingdom	—	—	10,321,396	10,321,396
Trust Preferreds	20,431,754	—	—	20,431,754
U.S. Government Sponsored Agency Securities	—	115,510,850	—	115,510,850
U.S. Treasury Obligations	—	141,801,263	—	141,801,263
Warrants
Brazil	26,732	—	—	26,732
Israel	1,113	—	12,027	13,140
United Kingdom	—	—	753,054	753,054
United States	233,805	5,814,507	8,713,115	14,761,427
Short-Term Securities
Foreign Agency Obligations	—	10,454,297	—	10,454,297
Money Market Funds	298,177,757	—	—	298,177,757
Time Deposits	—	302,572	—	302,572
U.S. Treasury Obligations	—	62,391,781	—	62,391,781
Options Purchased
Credit Contracts	—	158,097	—	158,097
Equity Contracts	63,784,663	1,531,975	—	65,316,638
Foreign Currency Exchange Contracts	—	3,655,023	—	3,655,023
Interest Rate Contracts	966,469	4,797,246	—	5,763,715
Unfunded Floating Rate Loan Interests(a)	—	17,542	1,187	18,729
	$ 8,457,252,135	$ 6,868,534,896	$ 1,379,943,764	16,705,730,795
Investments Valued at NAV(b)				19,746,714
				$ 16,725,477,509
Derivative Financial Instruments(c)
Assets
Commodity Contracts	$ 494,037	$ —	$ —	$ 494,037
Credit Contracts	—	3,760,390	—	3,760,390
Equity Contracts	5,809,209	46,050,449	—	51,859,658
Foreign Currency Exchange Contracts	—	32,168,974	—	32,168,974
Interest Rate Contracts	123,774,360	179,596,726	—	303,371,086
Other Contracts	—	478,607	—	478,607
Liabilities
Commodity Contracts	(210,012)	—	—	(210,012)
Credit Contracts	—	(1,391,156)	—	(1,391,156)
Equity Contracts	(35,716,677)	(1,641,203)	—	(37,357,880)
Foreign Currency Exchange Contracts	—	(111,048,641)	—	(111,048,641)
Interest Rate Contracts	(118,049,299)	(69,342,506)	—	(187,391,805)
	$ (23,898,382)	$ 78,631,640	$ —	$ 54,733,258

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Other Interests
Assets
Opening balance, as of April 30, 2024	$ 38,085,305	$ 119,692,127	$ 432,084,007	$ 26,530,196	$ 315,824,269	$ 49,081,457	$ 17,091,812
Transfers into Level 3	—	—	222,150	—	—	—	—
Transfers out of Level 3	(13,484,089)	—	—	—	(6,624,415)	—	—
Accrued discounts/premiums	—	—	1,717,913	43,694	347,147	208,744	—
Net realized gain (loss)	—	—	(134,903,551)	—	(43,951)	39	—
Net change in unrealized appreciation (depreciation)(a)(b)	676,750	6,261,095	132,322,028	303,334	4,687,719	260,467	(889,490)
Purchases	—	34,820,717	28,822,223	—	31,431,695	—	—
Sales	—	—	(24,237,122)	—	(97,945,694)	(5,564,495)	—
Closing balance, as of October 31, 2024	$ 25,277,966	$ 160,773,939	$ 436,027,648	$ 26,877,224	$ 247,676,770	$ 43,986,212	$ 16,202,322
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024(b)	$ 676,750	$ 6,261,095	$ (767,783)	$ 303,334	$ 3,695,996	$ 260,467	$ (889,490)

	Preferred Stocks	Unfunded Floating Rate Loan Interests	Warrants	Total
Assets
Opening balance, as of April 30, 2024	$ 388,352,924	$ (65,701)	$ 9,436,259	$ 1,396,112,655
Transfers into Level 3	—	—	1,118	223,268
Transfers out of Level 3	—	—	(3,151,880)	(23,260,384)
Accrued discounts/premiums	—	—	—	2,317,498
Net realized gain (loss)	—	—	(1,304,975)	(136,252,438)
Net change in unrealized appreciation (depreciation)(a)(b)	(14,429,143)	66,888	4,497,670	133,757,318
Purchases	44,182,519	—	4	139,257,158
Sales	(4,464,000)	—	—	(132,211,311)
Closing balance, as of October 31, 2024	$ 413,642,300	$ 1,187	$ 9,478,196	$ 1,379,943,764
Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024(b)	$ (13,192,191)	$ 19,192	$ 3,192,725	$ (439,905)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $76,290,912. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$159,808,035	Market	Revenue Multiple	1.10x - 17.50x	5.27x
			Time to Exit	0.5 - 5.0 years	2.9 years
			Volatility	38% - 80%	79%
			EBITDA Multiple	15.54x	—
			Gross Profit Multiple	8.75x	—
		Income	Discount Rate	10%-16%	11%

Asset Backed Securities	25,277,966	Income	Discount Rate	8%	—

Non-Agency Mortgage-Backed Securities	11,635,238	Income	Discount Rate	9%	—

Corporate Bonds	396,053,675	Income	Discount Rate	7% - 30%	12%
			Estimated Recovery Value	47%	—
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
		Market	Time to Exit	0.3 - 1.0 year	0.4 year
			Volatility	50% - 95%	56%
			Revenue Multiple	4.00x - 6.70x	4.30x
			EBITDAR Multiple	13.00x	—

Floating Rate Loan Interests	244,677,909	Income	Discount Rate	6% - 14%	8%

Fixed Rate Loan Interests	26,877,224	Income	Discount Rate	7% - 12%	9%

Other Interests	16,202,322	Income	Discount Rate	9%	—

Preferred Stocks	413,642,300	Income	Discount Rate	10% - 14%	10%
		Market	Revenue Multiple	1.34 - 21.00x	10.68x
			EBITDAR Multiple	13.00x	—
			EBITDA Multiple	8.75x	—
			Time to Exit	0.3 - 5.0 years	2.2 years
			Volatility	38% - 95%	69%
			Gross Profit Multiple	4.25x - 17.50x	13.31x
			Market Adjustment Multiple	1.00x - 1.40x	1.13x

Warrants	9,478,183	Market	Revenue Multiple	3.25x - 10.75x	7.20x
			Time to Exit	0.3 - 5.5 years	3.4 years
			Volatility	45% - 80%	61%

	$1,303,652,852

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to consolidated financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities (unaudited)
October 31, 2024

BlackRock Global Allocation Fund, Inc.
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 16,302,341,068
Investments, at value — affiliated(c)	423,117,712
Cash held for investments sold short	2,922,691
Cash pledged:
Collateral — OTC derivatives	501,000
Futures contracts	207,109,000
Centrally cleared swaps	182,439,000
Foreign currency, at value(d)	13,047,179
Receivables:
Investments sold	349,519,938
Options written	2,124,495
Securities lending income — affiliated	40,946
Swaps	18,711,565
Capital shares sold	5,255,469
Dividends — unaffiliated	13,218,542
Dividends — affiliated	1,151,748
Interest — unaffiliated	60,898,317
Principal paydowns	14,453
Variation margin on futures contracts	34,191,460
Swap premiums paid	1,778,877
Unrealized appreciation on:
Forward foreign currency exchange contracts	32,168,974
OTC swaps	26,923,724
Unfunded floating rate loan interests	18,729
Prepaid expenses	146,081
Total assets	17,677,640,968
LIABILITIES
Bank overdraft	2,188,350
Cash received as collateral for OTC derivatives	6,682,054
Collateral on securities loaned	112,890,470
Options written, at value(e)	57,236,268
Payables:
Investments purchased	549,067,605
Swaps	36,790,845
Accounting services fees	444,617
Capital shares redeemed	13,763,338
Custodian fees	1,158,548
Deferred foreign capital gain tax	268,035
Investment advisory fees	10,414,504
Directors’ and Officer’s fees	11,185
Options written	5,897,843
Other accrued expenses	237,238
Professional fees	82,626
Service and distribution fees	2,180,545
Transfer agent fees	3,256,377
Variation margin on futures contracts	16,060,970
Variation margin on centrally cleared swaps	9,330,958
Swap premiums received	279,092
Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities (unaudited) (continued)
October 31, 2024
BlackRock Global Allocation Fund, Inc.
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 108,969,484
OTC swaps	22,115,160
Total liabilities	959,326,112
Commitments and contingent liabilities
NET ASSETS	$ 16,718,314,856
NET ASSETS CONSIST OF
Paid-in capital	$ 13,869,777,918
Accumulated earnings	2,848,536,938
NET ASSETS	$ 16,718,314,856
(a) Investments, at cost—unaffiliated	$13,264,164,707
(b) Securities loaned, at value	$108,160,775
(c) Investments, at cost—affiliated	$611,100,413
(d) Foreign currency, at cost	$12,134,356
(e) Premiums received	$58,082,038

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statement of Assets and Liabilities (unaudited) (continued)
October 31, 2024

BlackRock Global Allocation Fund, Inc.
NET ASSET VALUE
Institutional
Net assets	$ 6,529,194,601
Shares outstanding	337,160,856
Net asset value	$ 19.37
Shares authorized	2 billion
Par value	$0.10
Investor A
Net assets	$ 8,413,648,725
Shares outstanding	438,854,727
Net asset value	$ 19.17
Shares authorized	2 billion
Par value	$0.10
Investor C
Net assets	$ 323,529,770
Shares outstanding	19,659,495
Net asset value	$ 16.46
Shares authorized	2 billion
Par value	$0.10
Class K
Net assets	$ 1,183,061,549
Shares outstanding	61,107,516
Net asset value	$ 19.36
Shares authorized	2 billion
Par value	$0.10
Class R
Net assets	$ 268,880,211
Shares outstanding	15,104,883
Net asset value	$ 17.80
Shares authorized	2 billion
Par value	$0.10
See notes to consolidated financial statements.
Consolidated Financial Statements

Consolidated Statement of Operations (unaudited)
Six Months Ended October 31, 2024

BlackRock Global Allocation Fund, Inc.
INVESTMENT INCOME
Dividends — unaffiliated	$98,944,580
Dividends — affiliated	11,920,441
Interest — unaffiliated	181,924,842
Securities lending income — affiliated — net	291,497
Other income — unaffiliated	1,372,724
Foreign taxes withheld	(4,466,571)
Foreign withholding tax claims	2,504,829
Total investment income	292,492,342
EXPENSES
Investment advisory	65,235,579
Service and distribution — class specific	13,343,519
Transfer agent — class specific	8,261,761
Custodian	885,316
Accounting services	694,795
Professional	368,364
Registration	85,368
Directors and Officer	70,012
Printing and postage	56,653
Miscellaneous	440,373
Total expenses excluding interest expense	89,441,740
Interest expense — unaffiliated	14,870
Total expenses	89,456,610
Less:
Fees waived and/or reimbursed by the Manager	(2,845,381)
Total expenses after fees waived and/or reimbursed	86,611,229
Net investment income	205,881,113
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	703,362,046
Investments — affiliated	(136,852,832)
Forward foreign currency exchange contracts	5,783,725
Foreign currency transactions	(6,700,941)
Futures contracts	(110,570,138)
Options written	74,551,604
Payment by affiliate	6,294
Swaps	(53,494,351)
476,085,407
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	223,851,549
Investments — affiliated	133,419,511
Forward foreign currency exchange contracts	(6,625,384)
Foreign currency translations	1,250,324
Futures contracts	(3,102,180)
Options written	12,182,603
Swaps	139,710,327
Unfunded floating rate loan interests	84,430
500,771,180
Net realized and unrealized gain	976,856,587
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,182,737,700
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(210,744)
(b) Net of reduction in deferred foreign capital gain tax of	$112,175
See notes to consolidated financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Statements of Changes in Net Assets

	BlackRock Global Allocation Fund, Inc.
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$205,881,113	$453,838,592
Net realized gain	476,085,407	396,464,794
Net change in unrealized appreciation (depreciation)	500,771,180	637,470,588
Net increase in net assets resulting from operations	1,182,737,700	1,487,773,974
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(233,586,123)	(107,689,462)
Investor A	(290,478,018)	(101,639,007)
Investor C	(12,435,397)	(2,078,203)
Class K	(39,325,477)	(21,079,430)
Class R	(9,634,858)	(2,216,824)
Decrease in net assets resulting from distributions to shareholders	(585,459,873)	(234,702,926)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(826,140,941)	(2,594,930,117)
NET ASSETS
Total decrease in net assets	(228,863,114)	(1,341,859,069)
Beginning of period	16,947,177,970	18,289,037,039
End of period	$16,718,314,856	$16,947,177,970

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.
Consolidated Financial Statements

Consolidated Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc.
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Net asset value, beginning of period	$18.71	$17.41	$18.50	$22.84	$19.93	$19.36	$18.81
Net investment income(a)	0.25	0.49	0.36	0.27	0.11	0.17	0.30
Net realized and unrealized gain (loss)	1.08	1.09	(0.45)	(2.45)	3.82	1.75	1.45
Net increase (decrease) from investment operations	1.33	1.58	(0.09)	(2.18)	3.93	1.92	1.75
Distributions(b)
From net investment income	—	(0.28)	(0.00)(c)	(0.27)	(0.14)	(0.12)	(0.22)
From net realized gain	(0.67)	—	(1.00)	(1.89)	(0.88)	(1.23)	(0.98)
Total distributions	(0.67)	(0.28)	(1.00)	(2.16)	(1.02)	(1.35)	(1.20)
Net asset value, end of period	$19.37	$18.71	$17.41	$18.50	$22.84	$19.93	$19.36
Total Return(d)
Based on net asset value	7.14%(e)(f)	9.15%	(0.12)%	(10.58)%	20.07%(f)	10.23%(e)	9.96%
Ratios to Average Net Assets(g)
Total expenses	0.89%(h)	0.88%	0.87%	0.88%	0.86%(h)	0.86%	0.85%
Total expenses after fees waived and/or reimbursed	0.85%(h)	0.84%	0.83%	0.83%	0.80%(h)	0.81%	0.80%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	0.85%(h)	0.84%	0.82%	0.81%	0.80%(h)	0.81%	0.80%
Net investment income	2.52%(h)	2.74%	2.09%	1.25%	1.04%(h)	0.91%	1.59%
Supplemental Data
Net assets, end of period (000)	$6,529,195	$6,705,756	$7,134,880	$8,836,844	$9,749,544	$7,907,317	$8,617,256
Portfolio turnover rate(i)(j)	61%	173%	174%	124%	58%	193%	156%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Portfolio turnover rate (excluding MDRs)	57%	130%	139%	112%	58%	193%	156%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc. (continued)
	Investor A
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Net asset value, beginning of period	$18.53	$17.22	$18.34	$22.65	$19.75	$19.23	$18.68
Net investment income(a)	0.22	0.44	0.31	0.21	0.08	0.12	0.24
Net realized and unrealized gain (loss)	1.07	1.08	(0.45)	(2.42)	3.80	1.72	1.46
Net increase (decrease) from investment operations	1.29	1.52	(0.14)	(2.21)	3.88	1.84	1.70
Distributions(b)
From net investment income	—	(0.21)	(0.00)(c)	(0.21)	(0.10)	(0.09)	(0.17)
From net realized gain	(0.65)	—	(0.98)	(1.89)	(0.88)	(1.23)	(0.98)
Total distributions	(0.65)	(0.21)	(0.98)	(2.10)	(0.98)	(1.32)	(1.15)
Net asset value, end of period	$19.17	$18.53	$17.22	$18.34	$22.65	$19.75	$19.23
Total Return(d)
Based on net asset value	7.02%(e)(f)	8.86%	(0.39)%	(10.78)%	19.95%(f)	9.87%(e)	9.71%
Ratios to Average Net Assets(g)
Total expenses	1.12%(h)	1.12%	1.12%	1.13%	1.12%(h)	1.13%	1.13%
Total expenses after fees waived and/or reimbursed	1.09%(h)	1.08%	1.08%	1.08%	1.06%(h)	1.08%	1.08%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	1.09%(h)	1.08%	1.07%	1.06%	1.05%(h)	1.08%	1.08%
Net investment income	2.27%(h)	2.50%	1.84%	0.98%	0.78%(h)	0.63%	1.29%
Supplemental Data
Net assets, end of period (000)	$8,413,649	$8,492,648	$9,083,078	$10,557,693	$13,806,271	$11,184,639	$10,601,653
Portfolio turnover rate(i)(j)	61%	173%	174%	124%	58%	193%	156%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Portfolio turnover rate (excluding MDRs)	57%	130%	139%	112%	58%	193%	156%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
Consolidated Financial Highlights

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc. (continued)
	Investor C
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Net asset value, beginning of period	$16.01	$14.91	$16.08	$20.11	$17.43	$17.17	$16.82
Net investment income (loss)(a)	0.13	0.27	0.15	0.04	(0.00)(b)	(0.02)	0.09
Net realized and unrealized gain (loss)	0.93	0.91	(0.39)	(2.13)	3.36	1.53	1.30
Net increase (decrease) from investment operations	1.06	1.18	(0.24)	(2.09)	3.36	1.51	1.39
Distributions(c)
From net investment income	—	(0.08)	(0.00)(b)	(0.05)	(0.00)(b)	(0.02)	(0.06)
From net realized gain	(0.61)	—	(0.93)	(1.89)	(0.68)	(1.23)	(0.98)
Total distributions	(0.61)	(0.08)	(0.93)	(1.94)	(0.68)	(1.25)	(1.04)
Net asset value, end of period	$16.46	$16.01	$14.91	$16.08	$20.11	$17.43	$17.17
Total Return(d)
Based on net asset value	6.63%(e)(f)	7.94%	(1.12)%	(11.50)%	19.50%(f)	9.06%(e)	8.88%
Ratios to Average Net Assets(g)
Total expenses	1.92%(h)	1.91%	1.91%	1.90%	1.90%(h)	1.89%	1.88%
Total expenses after fees waived and/or reimbursed	1.88%(h)	1.88%	1.87%	1.85%	1.84%(h)	1.85%	1.83%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	1.88%(h)	1.88%	1.86%	1.84%	1.83%(h)	1.84%	1.82%
Net investment income (loss)	1.53%(h)	1.76%	1.05%	0.21%	(0.01)%(h)	(0.13)%	0.56%
Supplemental Data
Net assets, end of period (000)	$323,530	$356,346	$517,945	$780,451	$1,213,559	$1,547,011	$3,143,501
Portfolio turnover rate(i)(j)	61%	173%	174%	124%	58%	193%	156%

(a)	Based on average shares outstanding.
(b)	Amount is greater than $(0.005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Portfolio turnover rate (excluding MDRs)	57%	130%	139%	112%	58%	193%	156%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc. (continued)
	Class K
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Net asset value, beginning of period	$18.70	$17.42	$18.50	$22.84	$19.93	$19.36	$18.80
Net investment income(a)	0.25	0.51	0.37	0.28	0.12	0.19	0.31
Net realized and unrealized gain (loss)	1.09	1.08	(0.44)	(2.44)	3.83	1.73	1.46
Net increase (decrease) from investment operations	1.34	1.59	(0.07)	(2.16)	3.95	1.92	1.77
Distributions(b)
From net investment income	—	(0.31)	(0.00)(c)	(0.29)	(0.16)	(0.12)	(0.23)
From net realized gain	(0.68)	—	(1.01)	(1.89)	(0.88)	(1.23)	(0.98)
Total distributions	(0.68)	(0.31)	(1.01)	(2.18)	(1.04)	(1.35)	(1.21)
Net asset value, end of period	$19.36	$18.70	$17.42	$18.50	$22.84	$19.93	$19.36
Total Return(d)
Based on net asset value	7.19%(e)(f)	9.20%	(0.03)%	(10.51)%	20.16%(f)	10.28%(e)	10.10%
Ratios to Average Net Assets(g)
Total expenses	0.78%(h)	0.78%	0.79%	0.80%	0.78%(h)	0.78%	0.78%
Total expenses after fees waived and/or reimbursed	0.75%(h)	0.75%	0.75%	0.75%	0.72%(h)	0.74%	0.73%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	0.75%(h)	0.74%	0.74%	0.73%	0.71%(h)	0.73%	0.72%
Net investment income	2.57%(h)	2.84%	2.17%	1.31%	1.13%(h)	0.98%	1.67%
Supplemental Data
Net assets, end of period (000)	$1,183,062	$1,119,146	$1,248,515	$1,470,032	$1,849,652	$1,329,363	$1,146,295
Portfolio turnover rate(i)(j)	61%	173%	174%	124%	58%	193%	156%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Portfolio turnover rate (excluding MDRs)	57%	130%	139%	112%	58%	193%	156%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.
Consolidated Financial Highlights

Consolidated Financial Highlights  (continued)
(For a share outstanding throughout each period)

	BlackRock Global Allocation Fund, Inc. (continued)
	Class R
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Net asset value, beginning of period	$17.26	$16.04	$17.19	$21.37	$18.64	$18.24	$17.77
Net investment income(a)	0.17	0.35	0.23	0.12	0.04	0.06	0.17
Net realized and unrealized gain (loss)	1.00	1.00	(0.42)	(2.28)	3.58	1.63	1.38
Net increase (decrease) from investment operations	1.17	1.35	(0.19)	(2.16)	3.62	1.69	1.55
Distributions(b)
From net investment income	—	(0.13)	(0.00)(c)	(0.13)	(0.01)	(0.06)	(0.10)
From net realized gain	(0.63)	—	(0.96)	(1.89)	(0.88)	(1.23)	(0.98)
Total distributions	(0.63)	(0.13)	(0.96)	(2.02)	(0.89)	(1.29)	(1.08)
Net asset value, end of period	$17.80	$17.26	$16.04	$17.19	$21.37	$18.64	$18.24
Total Return(d)
Based on net asset value	6.83%(e)(f)	8.46%	(0.75)%	(11.15)%	19.74%(f)	9.54%(e)	9.35%
Ratios to Average Net Assets(g)
Total expenses	1.48%(h)	1.48%	1.49%	1.50%	1.47%(h)	1.47%	1.46%
Total expenses after fees waived and/or reimbursed	1.45%(h)	1.45%	1.45%	1.46%	1.41%(h)	1.42%	1.41%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and professional fees for foreign withholding tax claims	1.44%(h)	1.44%	1.44%	1.44%	1.40%(h)	1.41%	1.40%
Net investment income	1.92%(h)	2.14%	1.46%	0.62%	0.43%(h)	0.31%	0.98%
Supplemental Data
Net assets, end of period (000)	$268,880	$273,282	$304,620	$329,831	$443,409	$405,400	$603,073
Portfolio turnover rate(i)(j)	61%	173%	174%	124%	58%	193%	156%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Portfolio turnover rate (excluding MDRs)	57%	130%	139%	112%	58%	193%	156%

(j)	Excludes underlying investments in total return swaps.
See notes to consolidated financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Global Allocation Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is organized as a Maryland corporation. The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares.  Investor A and Investor C Shares are generally available through financial intermediaries.  Class R Shares are sold only to certain employer-sponsored retirement plans.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Class K and Class R Shares	No	No	None
Investor A Shares	Yes	No(a)	None
Investor C Shares	No	Yes(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund include the account of BlackRock Cayman Global Allocation Fund I, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund and primarily invests in commodity-related instruments and other derivatives. The Cayman Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $261,917,713, which is 1.6% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to the Fund, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of the Fund include the account of BlackRock Global Allocation Fund Subsidiary LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of the Fund. The Taxable Subsidiary enables the Fund to hold certain pass-through investments and satisfy regulated Investment Company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. Taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $12,255,494, which is 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.
2.
SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.  For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Consolidated Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, the Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Consolidated Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Consolidated Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  Distributions from net investment income are declared and paid annually.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.  Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the Consolidated  Statement of Operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the consolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Fund (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of October 31, 2024, certain investments of the Fund were fair valued using NAV as a practical expedient (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

(depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
Fund Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund, Inc.	HP LQ Investment LP	$580,079	$ 578,891	$580,078	$ 1,187
	Mehilainen Yhtiot Oy	479,295	515,670	522,333	6,663
	Platea BC Bidco AB	669,935	719,300	730,179	10,879
					$ 18,729
Forward Commitments, When-Issued and Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Fund to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a fund to make future cash payments. As of October 31, 2024, the Fund had outstanding commitments of $81,398,490. These commitments are not included in the net assets of the Fund as of October 31, 2024.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Consolidated Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Consolidated Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BofA Securities, Inc.	$ 2,856,401	$ (2,856,401)	$ —	$ —
Citigroup Global Markets, Inc.	33,622,604	(33,622,604)	—	—
Goldman Sachs & Co. LLC	3,923,633	(3,923,633)	—	—
J.P. Morgan Securities LLC	28,735,525	(28,735,525)	—	—

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Jefferies LLC	$ 3,383,814	$ (3,383,814)	$ —	$ —
Mizuho Securities USA LLC	3,591,424	(3,591,424)	—	—
Morgan Stanley	24,484,344	(24,484,344)	—	—
National Financial Services LLC	1,179,835	(1,179,835)	—	—
Toronto-Dominion Bank	6,383,195	(6,383,195)	—	—
	$ 108,160,775	$ (108,160,775)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Consolidated Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk), foreign currencies (foreign currency exchange rate risk) or bitcoin (commodity risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. The Fund may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
•Swaptions — The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
•Foreign currency options — The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
•Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of Operations, including those at termination.
•Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
•Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
•Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
•Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Fund entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.75% of the average daily value of the Fund’s net assets.
The Manager provides investment management and other services to the Cayman Subsidiary and Taxable Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary and Taxable Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Cayman Subsidiary and Taxable Subsidiary.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Fund entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates/reimburses BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended October 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
	Investor A	Investor C	Class R	Total
Service and distribution fees — class specific	$ 10,904,953	$ 1,739,628	$ 698,938	$ 13,343,519
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended October 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Reimbursed amounts	$ 9,820	$ 97,390	$ 20,760	$ 1,574	$ 920	$ 130,464
For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor C	Class K	Class R	Total
Transfer agent fees — class specific	$ 3,624,382	$ 4,114,158	$ 235,618	$ 8,678	$ 278,925	$ 8,261,761
Other Fees:  For the six months ended October 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares for a total of $22,241.
For the six months ended October 31, 2024, affiliates received CDSCs as follows:
Fund Name	Investor A	Investor C
BlackRock Global Allocation Fund, Inc.	$ 16,146	$ 7,474

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

Expense Waivers and Reimbursements:  The Manager contractually agreed to waive a portion of its investment advisory fees payable by the Fund through June 30, 2026, so that the Manager receives such fee as a percentage of average daily net assets of the Fund as follows:
Average Daily Net Assets	Investment Advisory Fees
First $10 billion	0.75%
$10 billion — $15 billion	0.69
$15 billion — $20 billion	0.68
$20 billion — $25 billion	0.67
$25 billion — $30 billion	0.65
$30 billion — $40 billion	0.63
$40 billion — $60 billion	0.62
$60 billion — $80 billion	0.61
Greater than $80 billion	0.60
The contractual agreement may be terminated upon 90 days’ notice by a majority of the directors who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended October 31, 2024, the Manager waived $2,307,828 pursuant to this agreement.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended October 31, 2024, the amount waived was $134,745.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund.  This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.  For the six months ended October 31, 2024, the Manager waived $402,808 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and  any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended October 31, 2024, the Fund paid BIM $66,461 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Fund did not participate in the Interfund Lending Program.
Directors and Officers:  Certain directors and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Directors and Officer in the Consolidated Statement of Operations.
Other Transactions:  During the six months ended October 31, 2024, the Fund received a reimbursement of $6,294 from an affiliate, which is included in payments by affiliates in the Consolidated Statement of Operations, related to an operating event.
7.
 PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
BlackRock Global Allocation Fund, Inc.	$ 788,219,392	$ 723,118,280	$ 9,315,047,687	$ 10,229,566,129
For the six months ended October 31, 2024, purchases and sales related to mortgage dollar rolls were $648,268,379 and $647,880,529, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund’s NAV.
As of April 30, 2024, the Fund had qualified late-year losses as follows:
Fund Name	Qualified Late-Year Ordinary Losses
BlackRock Global Allocation Fund, Inc.	$ (13,287,466)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BlackRock Global Allocation Fund, Inc.	$ 13,959,023,774	$ 4,130,648,715	$ (1,251,398,413)	$ 2,879,250,302
9.
BANK BORROWINGS
The Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion.  These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended October 31, 2024, the Fund did not borrow under the credit agreement.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.  The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:    The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments.  An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Notes to Consolidated Financial Statements

Notes to Consolidated Financial Statements (unaudited) (continued)

Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Global Allocation Fund, Inc.
Institutional
Shares sold	18,107,806	$ 351,541,460	45,676,638	$ 819,539,249
Shares issued in reinvestment of distributions	11,288,468	216,174,166	5,409,861	98,438,511
Shares redeemed	(50,729,339)	(985,179,162)	(102,327,371)	(1,831,964,896)
	(21,333,065)	$ (417,463,536)	(51,240,872)	$ (913,987,136)
Investor A
Shares sold and automatic conversion of shares	8,179,925	$ 157,501,459	23,762,373	$ 423,980,013
Shares issued in reinvestment of distributions	14,061,613	266,748,785	5,144,258	93,015,372
Shares redeemed	(41,646,231)	(801,548,474)	(97,996,438)	(1,740,634,275)
	(19,404,693)	$ (377,298,230)	(69,089,807)	$ (1,223,638,890)
Investor C
Shares sold	608,731	$ 10,091,219	1,605,107	$ 24,768,320
Shares issued in reinvestment of distributions	746,376	12,180,870	129,374	2,032,461
Shares redeemed and automatic conversion of shares	(3,949,430)	(65,488,270)	(14,226,901)	(217,801,460)
	(2,594,323)	$ (43,216,181)	(12,492,420)	$ (191,000,679)
Class K
Shares sold	7,353,345	$ 144,171,472	12,205,657	$ 218,301,612
Shares issued in reinvestment of distributions	2,052,438	39,283,667	1,158,444	21,050,984
Shares redeemed	(8,153,671)	(158,425,136)	(25,198,306)	(453,598,187)
	1,252,112	$ 25,030,003	(11,834,205)	$ (214,245,591)
Class R
Shares sold	814,650	$ 14,561,306	1,807,821	$ 30,105,882
Shares issued in reinvestment of distributions	520,597	9,178,117	130,878	2,213,164
Shares redeemed	(2,061,873)	(36,932,420)	(5,093,199)	(84,376,867)
	(726,626)	$ (13,192,997)	(3,154,500)	$ (52,057,821)
	(42,806,595)	$ (826,140,941)	(147,811,804)	$ (2,594,930,117)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Consolidated Financial Statements (unaudited) (continued)

12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Notes to Consolidated Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Compensation to the independent directors/trustees of the Fund is paid by the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock (Singapore) Limited
079912 Singapore
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Directors (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Global Allocation Fund, Inc. (the “Fund”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Fund and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (“BIL”) with respect to the Fund (the “BIL Sub-Advisory Agreement”) and the sub-advisory agreement between the Manager and BlackRock (Singapore) Limited (“BRS” and, together with BIL, the “Sub-Advisors”) with respect to the Fund (the “BRS Sub-Advisory Agreement” and, together with the BIL Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Manager and the Sub-Advisors are referred to herein as “BlackRock.”  The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Fund, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members.  The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were:  (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund.  Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund.  BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund.  In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.  The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies).  Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, fourth and first quartiles, respectively, against its Morningstar Category. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Morningstar Category during the applicable period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints, in the form of an advisory fee waiver that adjusts the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Fund, (ii) the BIL Sub-Advisory Agreement between the Manager and BIL with respect to the Fund and (iii) the BRS Sub-Advisory Agreement between the Manager and BRS with respect to the Fund, each for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders.  In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium-Term Note
JIBAR	Johannesburg Interbank Average Rate
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PIK	Payment-in-Kind
PIPE	Private Investment in Public Equity
PJSC	Public Joint Stock Company
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
STACR	Structured Agency Credit Risk
Glossary of Terms Used in This Report

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: December 20, 2024